Schedule of Investments(a)
Invesco Active U.S. Real Estate ETF (PSR)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Apartments -9.93%
American Campus Communities, Inc.	29,861	$1,560,536
Apartment Income REIT Corp.	30,287	1,599,759
AvalonBay Communities, Inc.	6,663	1,627,304
Camden Property Trust	9,915	1,587,292
Equity Residential	18,285	1,622,428
Essex Property Trust, Inc.	4,808	1,598,660
Mid-America Apartment Communities, Inc.	7,639	1,578,829
UDR, Inc.	28,358	1,611,869
		12,786,677
Data Centers -8.64%
Digital Realty Trust, Inc.	36,876	5,503,006
Equinix, Inc.	7,769	5,631,748
		11,134,754
Diversified -2.75%
DigitalBridge Group, Inc.(b)	88,656	647,189
JBG SMITH Properties	23,620	647,188
W.P. Carey, Inc.	8,797	682,647
Washington REIT	63,664	1,567,408
		3,544,432
Free Standing -4.28%
Agree Realty Corp.	16,850	1,101,653
Essential Properties Realty Trust, Inc.	41,297	1,096,435
National Retail Properties, Inc.	24,386	1,082,251
NETSTREIT Corp.(c)	49,053	1,108,598
Realty Income Corp.	16,100	1,117,501
		5,506,438
Health Care-8.49%
CareTrust REIT, Inc.	44,655	947,133
Healthcare Realty Trust, Inc.	32,369	1,004,086
Healthcare Trust of America, Inc., Class A	30,946	1,007,292
Healthpeak Properties, Inc.	27,943	988,344
LTC Properties, Inc.	27,927	1,007,327
Medical Properties Trust, Inc.	42,716	972,216
National Health Investors, Inc.	16,965	981,086
Omega Healthcare Investors, Inc.	32,533	1,024,139
Physicians Realty Trust	54,171	989,163
Ventas, Inc.	19,168	1,016,287
Welltower, Inc.	11,562	1,001,616
		10,938,689
Industrial-14.38%
Americold Realty Trust(c)	70,082	1,993,833
Duke Realty Corp.	35,304	2,039,865
EastGroup Properties, Inc.	10,111	2,021,290
First Industrial Realty Trust, Inc.	34,229	2,080,439
Prologis, Inc.	13,878	2,176,348
PS Business Parks, Inc.	12,088	2,018,212
Rexford Industrial Realty, Inc.	28,428	2,080,077
STAG Industrial, Inc.	48,363	2,066,551
Terreno Realty Corp.	27,305	2,041,595
		18,518,210
Infrastructure REITs-18.61%
American Tower Corp.	32,000	8,048,000
Crown Castle International Corp.	43,621	7,961,269
SBA Communications Corp., Class A	24,461	7,960,588
		23,969,857
Lodging Resorts-1.31%
Apple Hospitality REIT, Inc.	15,115	243,805
	Shares	Value
Lodging Resorts-(continued)
DiamondRock Hospitality Co.(b)	25,631	$239,650
Pebblebrook Hotel Trust	10,707	231,806
RLJ Lodging Trust	17,348	240,270
Ryman Hospitality Properties, Inc.(b)	2,812	248,581
Summit Hotel Properties, Inc.(b)(c)	25,426	239,513
Sunstone Hotel Investors, Inc.(b)	21,363	241,615
		1,685,240
Manufactured Homes-3.70%
Equity LifeStyle Properties, Inc.	20,651	1,616,767
Sun Communities, Inc.(c)	8,401	1,587,453
UMH Properties, Inc.	66,135	1,560,786
		4,765,006
Office-4.84%
Alexandria Real Estate Equities, Inc.	5,436	1,059,150
Boston Properties, Inc.	9,074	1,017,014
Corporate Office Properties Trust	40,568	1,024,747
Cousins Properties, Inc.(c)	27,516	1,061,017
Highwoods Properties, Inc.	24,206	1,043,763
Kilroy Realty Corp.	16,163	1,034,432
		6,240,123
Regional Malls-0.81%
Simon Property Group, Inc.	7,082	1,042,470
Self Storage-8.11%
CubeSmart	41,487	2,105,051
Extra Space Storage, Inc.	10,458	2,072,671
Life Storage, Inc.	15,478	2,088,756
National Storage Affiliates Trust	33,397	2,055,919
Public Storage	5,932	2,126,800
		10,449,197
Shopping Centers-5.85%
Acadia Realty Trust	51,275	1,014,732
Brixmor Property Group, Inc.	43,132	1,093,828
Federal Realty Investment Trust	8,509	1,084,812
Kimco Realty Corp.	45,748	1,109,847
Regency Centers Corp.	14,982	1,074,959
Retail Opportunity Investments Corp.	58,829	1,090,101
Urban Edge Properties	58,414	1,065,471
		7,533,750
Single Family Homes-2.46%
American Homes 4 Rent, Class A	39,839	1,558,900
Invitation Homes, Inc.	38,342	1,609,597
		3,168,497
Specialty-3.14%
Gaming and Leisure Properties, Inc.	22,882	1,033,809
Lamar Advertising Co., Class A	8,919	987,868
Outfront Media, Inc.	39,994	993,451
VICI Properties, Inc.(c)	36,137	1,034,241
		4,049,369
Timber REITs-2.71%
PotlatchDeltic Corp.	21,263	1,143,737
Rayonier, Inc.(c)	30,905	1,129,268
Weyerhaeuser Co.	30,097	1,216,821
		3,489,826
Total Common Stocks & Other Equity Interests (Cost $117,276,263)		128,822,535
See accompanying notes which are an integral part of this schedule.

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $5,162)	5,162	$5,162
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $117,281,425)		128,827,697
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.13%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,310,134	1,310,134
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(d)(e)(f)	4,004,844	$4,005,645
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,315,873)		5,315,779
TOTAL INVESTMENTS IN SECURITIES-104.14% (Cost $122,597,298)		134,143,476
OTHER ASSETS LESS LIABILITIES-(4.14)%		(5,329,043)
NET ASSETS-100.00%		$128,814,433

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,688	$892,126	$(899,652)	$-	$-	$5,162	$5
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	454,874	6,709,641	(5,854,381)	-	-	1,310,134	55*
Invesco Private Prime Fund	1,061,374	14,156,230	(11,211,196)	(94)	(669)	4,005,645	686*
Total	$1,528,936	$21,757,997	$(17,965,229)	$(94)	$(669)	$5,320,941	$746

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
January 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 108.77%(a)
	% of Net Assets 01/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/22	Value 01/31/22
Domestic Equity Funds-46.42%
Invesco Preferred ETF(b)	1.95%	$431,891	$146,064	$(22,343)	$(23,798)	$(548)	$5,650	37,022	$531,266
Invesco RAFI™ Strategic US ETF(b)	8.65%	1,862,600	573,317	(105,934)	21,087	9,088	9,619	59,615	2,360,158
Invesco RAFI™ Strategic US Small Company ETF(b)	5.56%	1,196,360	454,965	(31,186)	(112,545)	8,446	1,546	41,638	1,516,040
Invesco Russell 1000 Dynamic Multifactor ETF	7.65%	1,630,133	560,490	(46,138)	(66,486)	9,689	3,483	43,859	2,087,688
Invesco S&P 500® Low Volatility ETF	4.49%	986,309	299,932	(84,628)	22,899	2,173	5,258	18,771	1,226,685
Invesco S&P 500® Pure Growth ETF	8.68%	1,951,231	910,548	(204,223)	(307,501)	17,732	-	12,982	2,367,787
Invesco S&P MidCap Low Volatility ETF	4.98%	1,088,133	336,714	(53,141)	(18,102)	4,510	3,688	24,756	1,358,114
Invesco S&P SmallCap Low Volatility ETF	4.46%	982,475	305,735	(48,412)	(27,808)	5,304	3,680	25,073	1,217,294
Total Domestic Equity Funds		10,129,132	3,587,765	(596,005)	(512,254)	56,394	32,924		12,665,032
Fixed Income Funds-37.59%
Invesco 1-30 Laddered Treasury ETF	6.93%	1,514,703	489,409	(68,535)	(41,824)	(3,354)	5,653	53,116	1,890,399
Invesco Emerging Markets Sovereign Debt ETF(b)	0.99%	216,350	73,088	(4,573)	(15,591)	(87)	2,972	10,746	269,187
Invesco Fundamental High Yield® Corporate Bond ETF	2.95%	645,931	213,395	(30,992)	(23,287)	(133)	5,779	42,701	804,914
Invesco Investment Grade Defensive ETF	1.98%	429,326	143,078	(18,531)	(12,822)	2,853	1,257	20,990	540,703
Invesco Investment Grade Value ETF	0.99%	215,506	71,307	(7,671)	(9,370)	1,571	1,189	10,271	269,636
Invesco PureBetaSM 0-5 Yr US TIPS ETF	3.98%	864,064	274,054	(36,256)	(14,985)	254	12,651	41,324	1,086,821
Invesco Senior Loan ETF(b)	3.47%	751,427	250,970	(52,759)	(3,897)	(359)	6,452	43,011	945,382
Invesco Taxable Municipal Bond ETF	12.32%	2,706,663	873,625	(109,589)	(107,724)	(879)	19,786	105,197	3,362,096
Invesco Variable Rate Investment Grade ETF	3.98%	860,156	285,261	(58,967)	(825)	(69)	1,710	43,301	1,085,556
Total Fixed Income Funds		8,204,126	2,674,187	(387,873)	(230,325)	(203)	57,449		10,254,694
Foreign Equity Funds-15.96%
Invesco RAFI™ Strategic Developed ex-US ETF	5.49%	1,185,074	418,535	(87,615)	(18,455)	7,676	17,137	49,119	1,497,638
Invesco RAFI™ Strategic Emerging Markets ETF	2.97%	621,274	258,253	(63,198)	(2,845)	(2,435)	12,384	28,413	811,049
Invesco S&P Emerging Markets Low Volatility ETF	3.02%	645,051	213,522	(44,263)	9,261	(365)	13,896	32,448	823,206
Invesco S&P International Developed Low Volatility ETF	4.48%	981,203	310,587	(49,156)	(20,564)	(800)	9,920	39,166	1,221,270
Total Foreign Equity Funds		3,432,602	1,200,897	(244,232)	(32,603)	4,076	53,337		4,353,163
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.01%	125	137,578	(134,819)	-	-	1	2,884	2,884
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $26,151,830)	99.98%	21,765,985	7,600,427	(1,362,929)	(775,182)	60,267	143,711		27,275,773
See accompanying notes which are an integral part of this schedule.

Invesco Balanced Multi-Asset Allocation ETF (PSMB)—(continued)
January 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 108.77%(a)
	% of Net Assets 01/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/22	Value 01/31/22
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.79%
Invesco Private Government Fund, 0.02%(c)(d)	2.64%	$557,164	$4,731,136	$(4,569,319)	$-	$-	$35*	718,981	$718,981
Invesco Private Prime Fund, 0.11%(c)(d)	6.15%	1,313,309	10,219,406	(9,854,400)	(71)	(217)	440*	1,677,692	1,678,027
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,397,079)	8.79%	1,870,473	14,950,542	(14,423,719)	(71)	(217)	475		2,397,008
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $28,548,909)	108.77%	$23,636,458	$22,550,969	$(15,786,648)	$(775,253)	$60,050(e)	$144,186		$29,672,781
OTHER ASSETS LESS LIABILITIES	(8.77)%								(2,391,396)
NET ASSETS	100.00%								$27,281,385

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$3,201
Invesco Investment Grade Value ETF	1,707
Invesco PureBetaSM 0-5 Yr US TIPS ETF	310
Invesco RAFI™ Strategic Developed ex-US ETF	7,577

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
January 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 113.83%(a)
	% of Net Assets 01/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/22	Value 01/31/22
Domestic Equity Funds-19.25%
Invesco Preferred ETF(b)	3.92%	$555,215	$106,250	$(31,515)	$(29,661)	$(187)	$7,002	41,819	$600,102
Invesco RAFI™ Strategic US ETF(b)	4.61%	634,918	110,800	(52,110)	9,805	2,279	3,221	17,825	705,692
Invesco RAFI™ Strategic US Small Company ETF(b)	1.53%	210,252	55,292	(14,326)	(17,986)	302	267	6,414	233,534
Invesco Russell 1000 Dynamic Multifactor ETF	3.08%	419,257	92,288	(26,408)	(15,069)	1,553	881	9,908	471,621
Invesco S&P 500® Low Volatility ETF	1.51%	211,343	36,837	(23,327)	4,905	1,123	1,086	3,533	230,881
Invesco S&P 500® Pure Growth ETF	3.60%	516,303	180,197	(73,178)	(78,744)	5,875	-	3,018	550,453
Invesco S&P SmallCap Low Volatility ETF	1.00%	140,269	27,096	(11,889)	(3,201)	512	518	3,147	152,787
Total Domestic Equity Funds		2,687,557	608,760	(232,753)	(129,951)	11,457	12,975		2,945,070
Fixed Income Funds-75.73%
Invesco 1-30 Laddered Treasury ETF	8.97%	1,250,956	236,445	(79,406)	(35,014)	(346)	4,507	38,568	1,372,635
Invesco Emerging Markets Sovereign Debt ETF	1.49%	208,634	42,322	(8,330)	(14,634)	63	2,762	9,104	228,055
Invesco Fundamental High Yield® Corporate Bond ETF	11.89%	1,659,633	304,395	(89,277)	(56,238)	(242)	14,333	96,460	1,818,271
Invesco Investment Grade Defensive ETF	3.99%	551,533	103,615	(27,952)	(16,195)	3,813	1,555	23,710	610,770
Invesco Investment Grade Value ETF	1.99%	276,865	54,280	(14,743)	(11,688)	2,047	1,472	11,603	304,604
Invesco PureBetaSM 0-5 Yr US TIPS ETF	6.02%	832,697	141,923	(39,668)	(14,215)	320	11,991	35,010	920,763
Invesco Senior Loan ETF(b)	7.98%	1,103,536	203,150	(81,296)	(4,082)	(1,000)	8,768	55,519	1,220,308
Invesco Taxable Municipal Bond ETF	17.87%	2,505,807	463,197	(139,679)	(96,632)	1,453	17,657	85,549	2,734,146
Invesco Variable Rate Investment Grade ETF	15.53%	2,141,055	391,585	(154,520)	(2,085)	(201)	4,111	94,768	2,375,834
Total Fixed Income Funds		10,530,716	1,940,912	(634,871)	(250,783)	5,907	67,156		11,585,386
Foreign Equity Funds-5.01%
Invesco RAFI™ Strategic Developed ex-US ETF	2.01%	276,946	54,580	(20,158)	(3,432)	1,357	3,935	10,087	307,553
Invesco RAFI™ Strategic Emerging Markets ETF	1.00%	133,019	32,887	(12,127)	(565)	(527)	2,602	5,349	152,687
Invesco S&P International Developed Low Volatility ETF	2.00%	280,126	47,710	(15,676)	(5,672)	61	2,786	9,831	306,549
Total Foreign Equity Funds		690,091	135,177	(47,961)	(9,669)	891	9,323		766,789
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.00%	-	119,611	(119,239)	-	-	1	372	372
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $15,508,496)	99.99%	13,908,364	2,804,460	(1,034,824)	(390,403)	18,255	89,455		15,297,617
See accompanying notes which are an integral part of this schedule.

Invesco Conservative Multi-Asset Allocation ETF (PSMC)—(continued)
January 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 113.83%(a)
	% of Net Assets 01/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/22	Value 01/31/22
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.84%
Invesco Private Government Fund, 0.02%(c)(d)	4.15%	$592,730	$1,424,064	$(1,381,544)	$-	$-	$31*	635,250	$635,250
Invesco Private Prime Fund, 0.11%(c)(d)	9.69%	1,460,114	2,781,706	(2,759,313)	(104)	(153)	379*	1,481,954	1,482,250
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,117,604)	13.84%	2,052,844	4,205,770	(4,140,857)	(104)	(153)	410		2,117,500
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $17,626,100)	113.83%	$15,961,208	$7,010,230	$(5,175,681)	$(390,507)	$18,102(e)	$89,865		$17,415,117
OTHER ASSETS LESS LIABILITIES	(13.83)%								(2,115,906)
NET ASSETS	100.00%								$15,299,211

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$4,044
Invesco Investment Grade Value ETF	2,157
Invesco PureBetaSM 0-5 Yr US TIPS ETF	294
Invesco RAFI™ Strategic Developed ex-US ETF	1,740

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Growth Multi-Asset Allocation ETF (PSMG)
January 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 106.33%(a)
	% of Net Assets 01/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/22	Value 01/31/22
Domestic Equity Funds-57.39%
Invesco RAFI™ Strategic US ETF(b)	11.15%	$2,142,039	$396,001	$(85,751)	$43,762	$(3,306)	$10,753	62,964	$2,492,745
Invesco RAFI™ Strategic US Small Company ETF	7.05%	1,353,126	336,702	(5,209)	(110,340)	(20)	1,700	43,237	1,574,259
Invesco Russell 1000 Dynamic Multifactor ETF	9.65%	1,834,940	394,715	(17,523)	(54,168)	(494)	3,811	45,325	2,157,470
Invesco S&P 500® Low Volatility ETF	5.97%	1,168,713	214,874	(81,129)	31,851	334	5,909	20,423	1,334,643
Invesco S&P 500® Pure Growth ETF	11.69%	2,345,926	779,577	(187,856)	(342,787)	16,600	-	14,318	2,611,460
Invesco S&P MidCap Low Volatility ETF	5.95%	1,160,366	214,929	(34,290)	(10,666)	(368)	3,824	24,243	1,329,971
Invesco S&P SmallCap Low Volatility ETF	5.93%	1,164,072	217,195	(34,017)	(22,578)	(131)	4,238	27,282	1,324,541
Total Domestic Equity Funds		11,169,182	2,553,993	(445,775)	(464,926)	12,615	30,235		12,825,089
Fixed Income Funds-19.72%
Invesco 1-30 Laddered Treasury ETF	5.92%	1,153,776	238,584	(37,527)	(30,169)	(2,389)	4,084	37,153	1,322,275
Invesco Fundamental High Yield® Corporate Bond ETF	0.98%	191,347	41,258	(7,179)	(6,270)	(194)	1,624	11,616	218,962
Invesco Investment Grade Defensive ETF	0.99%	190,759	41,842	(6,381)	(5,404)	1,200	530	8,565	220,634
Invesco Investment Grade Value ETF	0.99%	191,497	41,055	(4,404)	(7,899)	1,351	1,002	8,385	220,125
Invesco PureBetaSM 0-5 Yr US TIPS ETF	1.98%	383,927	78,118	(12,067)	(6,186)	(136)	5,464	16,864	443,523
Invesco Senior Loan ETF(b)	1.97%	381,587	83,153	(22,072)	(1,540)	(209)	3,096	20,060	440,919
Invesco Taxable Municipal Bond ETF(b)	4.91%	962,125	198,470	(26,646)	(36,070)	(469)	6,663	34,337	1,097,410
Invesco Variable Rate Investment Grade ETF	1.98%	382,197	82,971	(21,696)	(315)	(45)	721	17,675	443,112
Total Fixed Income Funds		3,837,215	805,451	(137,972)	(93,853)	(891)	23,184		4,406,960
Foreign Equity Funds-22.86%
Invesco RAFI™ Strategic Developed ex-US ETF	7.46%	1,436,092	334,967	(85,284)	(12,554)	2,898	20,185	54,680	1,667,193
Invesco RAFI™ Strategic Emerging Markets ETF	3.95%	736,142	216,186	(63,954)	(39)	(5,295)	14,264	30,935	883,040
Invesco S&P Emerging Markets Low Volatility ETF	4.51%	859,851	185,953	(50,235)	13,522	(1,040)	18,004	39,734	1,008,051
Invesco S&P International Developed Low Volatility ETF	6.94%	1,356,364	272,979	(52,777)	(18,617)	(7,148)	13,330	49,734	1,550,801
Total Foreign Equity Funds		4,388,449	1,010,085	(252,250)	(17,688)	(10,585)	65,783		5,109,085
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.00%	-	92,507	(91,981)	-	-	1	526	526
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $20,681,294)	99.97%	19,394,846	4,462,036	(927,978)	(576,467)	1,139	119,203		22,341,660
See accompanying notes which are an integral part of this schedule.

Invesco Growth Multi-Asset Allocation ETF (PSMG)—(continued)
January 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 106.33%(a)
	% of Net Assets 01/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/22	Value 01/31/22
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.36%
Invesco Private Government Fund, 0.02%(c)(d)	1.91%	$370,776	$4,689,189	$(4,633,944)	$-	$-	$24*	426,021	$426,021
Invesco Private Prime Fund, 0.11%(c)(d)	4.45%	865,143	10,418,645	(10,289,350)	-	(197)	303*	994,043	994,241
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,420,262)	6.36%	1,235,919	15,107,834	(14,923,294)	-	(197)	327		1,420,262
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $22,101,556)	106.33%	$20,630,765	$19,569,870	$(15,851,272)	$(576,467)	$942(e)	$119,530		$23,761,922
OTHER ASSETS LESS LIABILITIES	(6.33)%								(1,413,917)
NET ASSETS	100.00%								$22,348,005

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$1,382
Invesco Investment Grade Value ETF	1,475
Invesco PureBetaSM 0-5 Yr US TIPS ETF	133
Invesco RAFI™ Strategic Developed ex-US ETF	8,926

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Bond Factor ETF (IHYF)
January 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-96.62%
Advertising-0.28%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$118,000	$117,298
Aerospace & Defense-2.44%
Bombardier, Inc. (Canada)
7.50%, 03/15/2025(b)	60,000	60,858
7.88%, 04/15/2027(b)(c)	46,000	46,511
Howmet Aerospace, Inc.
5.13%, 10/01/2024	184,000	192,492
6.88%, 05/01/2025	115,000	127,305
Rolls-Royce PLC (United Kingdom), 5.75%, 10/15/2027(b)	200,000	210,329
Spirit AeroSystems, Inc., 7.50%, 04/15/2025(b)(c)	164,000	170,995
TransDigm, Inc., 5.50%, 11/15/2027	60,000	60,398
Triumph Group, Inc., 8.88%, 06/01/2024(b)	127,000	135,728
		1,004,616
Agricultural Products-0.42%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)(c)	159,000	172,525
Airlines-1.62%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	31,894	31,880
American Airlines, Inc., 11.75%, 07/15/2025(b)	99,000	120,078
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(b)	222,000	226,995
5.75%, 04/20/2029(b)	37,000	37,942
Delta Air Lines, Inc.
3.80%, 04/19/2023	42,000	42,428
2.90%, 10/28/2024(c)	211,000	208,624
		667,947
Alternative Carriers-1.19%
Lumen Technologies, Inc.
Series P, 7.60%, 09/15/2039	177,000	177,000
Series U, 7.65%, 03/15/2042	75,000	75,457
Series Y, 7.50%, 04/01/2024	140,000	149,761
Qwest Corp., 7.25%, 09/15/2025	77,000	87,689
		489,907
Apparel, Accessories & Luxury Goods-0.58%
G-III Apparel Group Ltd., 7.88%, 08/15/2025(b)	88,000	92,949
Hanesbrands, Inc., 4.63%, 05/15/2024(b)	143,000	145,860
		238,809
Auto Parts & Equipment-1.43%
Adient US LLC, 9.00%, 04/15/2025(b)	135,000	143,204
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	37,000	38,737
IHO Verwaltungs GmbH (Germany), 6.38% 7.13% PIK Rate, 6.38% Cash Rate, 05/15/2029(b)(d)	200,000	210,611
Tenneco, Inc.
7.88%, 01/15/2029(b)	130,000	138,369
5.13%, 04/15/2029(b)	60,000	55,653
		586,574
Automobile Manufacturers-2.42%
Ford Motor Co.
8.90%, 01/15/2032	114,000	159,096
9.98%, 02/15/2047	100,000	159,798
	Principal Amount	Value
Automobile Manufacturers-(continued)
Ford Motor Credit Co. LLC
5.58%, 03/18/2024	$202,000	$211,315
3.66%, 09/08/2024	200,000	202,300
PM General Purchaser LLC, 9.50%, 10/01/2028(b)	123,000	122,110
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	134,000	142,693
		997,312
Automotive Retail-0.11%
AAG FH L.P./AAG FH Finco, Inc. (Canada), 9.75%, 07/15/2024(b)	45,000	44,746
Biotechnology-0.19%
Emergent BioSolutions, Inc., 3.88%, 08/15/2028(b)(c)	84,000	77,410
Broadcasting-2.30%
AMC Networks, Inc.
5.00%, 04/01/2024	55,000	55,048
4.25%, 02/15/2029(c)	218,000	210,023
iHeartCommunications, Inc., 8.38%, 05/01/2027	45,000	47,053
Liberty Interactive LLC
8.50%, 07/15/2029	155,000	159,232
8.25%, 02/01/2030	79,000	81,843
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	83,000	76,496
TEGNA, Inc., 5.00%, 09/15/2029	134,000	132,381
Urban One, Inc., 7.38%, 02/01/2028(b)	67,000	68,214
Videotron Ltd. (Canada), 5.38%, 06/15/2024(b)	113,000	118,085
		948,375
Building Products-0.84%
North Queensland Export Terminal Pty. Ltd. (Australia), 4.45%, 12/15/2022(b)	200,000	187,882
Standard Industries, Inc., 5.00%, 02/15/2027(b)	156,000	157,225
		345,107
Cable & Satellite-3.25%
CSC Holdings LLC, 6.50%, 02/01/2029(b)	200,000	208,610
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc, 5.88%, 08/15/2027(b)	334,000	336,037
DISH DBS Corp.
7.38%, 07/01/2028	176,000	170,358
5.13%, 06/01/2029	133,000	116,231
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 09/15/2028(b)	40,000	38,665
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	200,000	205,000
Telesat Canada/Telesat LLC (Canada)
5.63%, 12/06/2026(b)	180,000	150,663
4.88%, 06/01/2027(b)	137,000	110,941
		1,336,505
Casinos & Gaming-4.67%
Affinity Gaming, 6.88%, 12/15/2027(b)	187,000	190,079
Caesars Entertainment, Inc., 8.13%, 07/01/2027(b)	44,000	47,420
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/2025(b)	193,000	198,999
International Game Technology PLC, 6.50%, 02/15/2025(b)	200,000	213,104
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Casinos & Gaming-(continued)
Melco Resorts Finance Ltd. (Hong Kong)
5.75%, 07/21/2028(b)	$200,000	$192,283
5.38%, 12/04/2029(b)(c)	200,000	189,013
MGM Resorts International, 6.75%, 05/01/2025	168,000	174,086
Sabre GLBL, Inc.
9.25%, 04/15/2025(b)	121,000	135,571
7.38%, 09/01/2025(b)	117,000	120,110
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023(b)(c)	197,000	197,200
5.50%, 03/01/2025(b)	261,000	262,818
		1,920,683
Commodity Chemicals-1.12%
Koppers, Inc., 6.00%, 02/15/2025(b)	112,000	112,454
Methanex Corp. (Canada)
5.13%, 10/15/2027	190,000	192,898
5.25%, 12/15/2029(c)	153,000	154,989
		460,341
Communications Equipment-1.00%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	40,000	38,932
Plantronics, Inc., 4.75%, 03/01/2029(b)	145,000	131,752
ViaSat, Inc., 5.63%, 04/15/2027(b)	238,000	242,427
		413,111
Construction & Engineering-0.83%
Arcosa, Inc., 4.38%, 04/15/2029(b)	120,000	116,883
Artera Services LLC, 9.03%, 12/04/2025(b)	159,000	162,739
Dycom Industries, Inc., 4.50%, 04/15/2029(b)	63,000	61,798
		341,420
Construction Machinery & Heavy Trucks-0.35%
Manitowoc Co., Inc. (The), 9.00%, 04/01/2026(b)	40,000	41,761
Trinity Industries, Inc., 4.55%, 10/01/2024	100,000	102,809
		144,570
Consumer Finance-3.12%
ASG Finance Designated Activity Co. (Cyprus), 7.88%, 12/03/2024(b)	200,000	199,500
Credit Acceptance Corp., 5.13%, 12/31/2024(b)	80,000	80,880
goeasy Ltd. (Canada), 5.38%, 12/01/2024(b)	129,000	131,709
Navient Corp.
6.13%, 03/25/2024	163,000	169,954
5.88%, 10/25/2024	77,000	79,984
5.00%, 03/15/2027	153,000	148,480
5.63%, 08/01/2033	62,000	55,616
OneMain Finance Corp.
6.13%, 03/15/2024	181,000	189,822
6.88%, 03/15/2025	72,000	78,355
PRA Group, Inc., 7.38%, 09/01/2025(b)	140,000	148,641
		1,282,941
Department Stores-1.02%
Macy’s Retail Holdings LLC, 3.63%, 06/01/2024(c)	172,000	174,391
Nordstrom, Inc.
4.38%, 04/01/2030	94,000	88,204
5.00%, 01/15/2044	177,000	158,063
		420,658
	Principal Amount	Value
Diversified Banks-1.50%
Commerzbank AG (Germany), 8.13%, 09/19/2023(b)(c)	$200,000	$217,429
Intesa Sanpaolo S.p.A. (Italy), 4.95%, 06/01/2042(b)(e)	200,000	191,462
UniCredit S.p.A. (Italy), 5.46%, 06/30/2035(b)(e)	200,000	209,283
		618,174
Diversified Chemicals-0.35%
NOVA Chemicals Corp. (Canada), 4.25%, 05/15/2029(b)(c)	150,000	143,092
Diversified Metals & Mining-0.61%
FMG Resources August 2006 Pty. Ltd. (Australia), 5.13%, 05/15/2024(b)	153,000	158,706
Mineral Resources Ltd. (Australia), 8.13%, 05/01/2027(b)	86,000	92,123
		250,829
Diversified REITs-2.05%
iStar, Inc., 4.75%, 10/01/2024	139,000	140,885
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.63%, 05/01/2024(c)	226,000	239,244
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, 02/15/2025(b)	296,000	308,130
VICI Properties L.P./VICI Note Co., Inc., 3.50%, 02/15/2025(b)	157,000	156,583
		844,842
Diversified Support Services-0.58%
MPH Acquisition Holdings LLC, 5.75%, 11/01/2028(b)(c)	208,000	187,432
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(b)(c)	49,000	49,416
		236,848
Drug Retail-0.38%
Rite Aid Corp., 8.00%, 11/15/2026(b)	160,000	157,273
Education Services-0.29%
Grand Canyon University, 4.13%, 10/01/2024	118,000	119,747
Electric Utilities-2.33%
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	204,963
FirstEnergy Transmission LLC, 4.35%, 01/15/2025(b)	130,000	135,383
InterGen N.V. (Netherlands), 7.00%, 06/30/2023(b)	200,000	196,993
Midland Cogeneration Venture L.P., 6.00%, 03/15/2025(b)	95,922	99,350
NextEra Energy Operating Partners L.P., 4.25%, 07/15/2024(b)	158,000	162,753
Talen Energy Supply LLC, 7.25%, 05/15/2027(b)	179,000	161,041
		960,483
Electrical Components & Equipment-0.56%
Sensata Technologies B.V., 5.63%, 11/01/2024(b)	106,000	112,200
WESCO Distribution, Inc., 7.13%, 06/15/2025(b)	114,000	119,545
		231,745

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Electronic Components-0.89%
Imola Merger Corp., 4.75%, 05/15/2029(b)	$221,000	$215,363
Likewize Corp., 9.75%, 10/15/2025(b)	141,000	151,206
		366,569
Environmental & Facilities Services-1.12%
GFL Environmental, Inc. (Canada), 4.25%, 06/01/2025(b)	267,000	269,968
Stericycle, Inc., 5.38%, 07/15/2024(b)	187,000	189,762
		459,730
Fertilizers & Agricultural Chemicals-0.04%
CVR Partners L.P./CVR Nitrogen Finance Corp., 9.25%, 06/15/2023(b)	15,000	15,061
Financial Exchanges & Data-0.46%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)	219,000	190,673
Food Distributors-0.50%
C&S Group Enterprises LLC, 5.00%, 12/15/2028(b)	224,000	204,100
Footwear-0.38%
Abercrombie & Fitch Management Co., 8.75%, 07/15/2025(b)	147,000	156,545
Gas Utilities-0.31%
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.63%, 05/20/2024	122,000	125,949
Health Care Distributors-0.20%
Owens & Minor, Inc., 4.38%, 12/15/2024	78,000	81,927
Health Care Equipment-0.29%
Varex Imaging Corp., 7.88%, 10/15/2027(b)	108,000	118,377
Health Care Facilities-1.42%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/2025(b)	36,000	36,121
HCA, Inc., 5.38%, 02/01/2025	198,000	212,130
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/2026(b)	26,000	27,391
Tenet Healthcare Corp.
6.75%, 06/15/2023	38,000	39,848
4.63%, 07/15/2024	58,000	58,289
4.63%, 09/01/2024(b)	121,000	122,468
6.13%, 10/01/2028(b)	89,000	89,288
		585,535
Health Care REITs-0.22%
Diversified Healthcare Trust, 4.75%, 05/01/2024	92,000	92,098
Health Care Services-2.03%
Akumin, Inc., 7.00%, 11/01/2025(b)	155,000	143,588
Community Health Systems, Inc.
6.63%, 02/15/2025(b)	197,000	203,974
6.88%, 04/15/2029(b)	26,000	25,748
6.13%, 04/01/2030(b)	36,000	34,330
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	112,000	112,180
MEDNAX, Inc., 6.25%, 01/15/2027(b)(c)	117,000	122,318
US Acute Care Solutions LLC, 6.38%, 03/01/2026(b)	192,000	193,227
		835,365
	Principal Amount	Value
Home Improvement Retail-0.29%
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/2026(b)	$117,000	$120,376
Homebuilding-1.00%
LGI Homes, Inc., 4.00%, 07/15/2029(b)	202,000	191,198
New Home Co., Inc. (The), 7.25%, 10/15/2025(b)	80,000	81,092
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	133,000	139,631
		411,921
Homefurnishing Retail-0.24%
Bed Bath & Beyond, Inc., 3.75%, 08/01/2024	97,000	97,103
Hotel & Resort REITs-0.99%
Service Properties Trust
4.50%, 06/15/2023	31,000	30,496
4.65%, 03/15/2024	108,000	105,169
4.35%, 10/01/2024	138,000	132,037
4.75%, 10/01/2026	150,000	140,197
		407,899
Hotels, Resorts & Cruise Lines-2.79%
Carnival Corp.
10.50%, 02/01/2026(b)	159,000	178,780
9.88%, 08/01/2027(b)	103,000	115,682
Royal Caribbean Cruises Ltd.
9.13%, 06/15/2023(b)	111,000	117,102
11.50%, 06/01/2025(b)	112,000	124,116
Travel + Leisure Co.
5.65%, 04/01/2024	95,000	100,083
6.60%, 10/01/2025(c)	144,000	157,152
Series J, 6.00%, 04/01/2027	188,000	197,165
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	163,000	157,942
		1,148,022
Independent Power Producers & Energy Traders-0.58%
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	270,000	238,287
Industrial Conglomerates-0.40%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 4.75%, 09/15/2024	161,000	163,419
Industrial Machinery-0.55%
Amsted Industries, Inc., 4.63%, 05/15/2030(b)	77,000	76,853
JPW Industries Holding Corp., 9.00%, 10/01/2024(b)	65,000	67,033
Ritchie Bros. Holdings, Inc. (Canada), 4.75%, 12/15/2031(b)	81,000	81,689
		225,575
Insurance Brokers-0.19%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027(b)	50,000	49,546
HUB International Ltd., 7.00%, 05/01/2026(b)	26,000	26,650
		76,196
Integrated Oil & Gas-1.55%
Occidental Petroleum Corp.
2.90%, 08/15/2024	203,000	203,683
8.88%, 07/15/2030	334,000	433,560
		637,243

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Integrated Telecommunication Services-2.55%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom), 6.75%, 10/01/2026(b)	$200,000	$207,512
Embarq Corp., 8.00%, 06/01/2036	217,000	223,702
Ligado Networks LLC, 15.50% 15.50% PIK Rate, 0.00% Cash Rate, 11/01/2023(b)(d)	31,446	23,480
Telecom Italia Capital S.A. (Italy), 7.20%, 07/18/2036	177,000	187,888
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	200,000	206,650
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)(c)	198,000	200,005
		1,049,237
Interactive Home Entertainment-0.37%
Cinemark USA, Inc., 8.75%, 05/01/2025(b)	145,000	151,884
Interactive Media & Services-1.32%
Audacy Capital Corp.
6.50%, 05/01/2027(b)	120,000	114,256
6.75%, 03/31/2029(b)(c)	150,000	139,759
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)(c)	74,000	76,218
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/2026(b)	101,000	46,629
TripAdvisor, Inc., 7.00%, 07/15/2025(b)	157,000	164,651
		541,513
Internet & Direct Marketing Retail-0.46%
Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2026(b)	79,000	79,899
QVC, Inc., 4.85%, 04/01/2024	108,000	109,890
		189,789
Investment Banking & Brokerage-0.24%
FS Energy and Power Fund, 7.50%, 08/15/2023(b)	47,000	48,940
NFP Corp., 6.88%, 08/15/2028(b)	25,000	23,820
StoneX Group, Inc., 8.63%, 06/15/2025(b)	26,000	27,607
		100,367
IT Consulting & Other Services-0.20%
Dell, Inc., 6.50%, 04/15/2038	69,000	83,200
Leisure Facilities-0.74%
NCL Corp. Ltd., 12.25%, 05/15/2024(b)	97,000	113,086
Vail Resorts, Inc., 6.25%, 05/15/2025(b)	184,000	191,053
		304,139
Life & Health Insurance-0.22%
Provident Financing Trust I, 7.41%, 03/15/2038	75,000	92,062
Marine-0.19%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	81,000	80,239
Metal & Glass Containers-1.33%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(b)	200,000	204,755
5.25%, 08/15/2027(b)	208,000	204,353
Mauser Packaging Solutions Holding Co.
8.50%, 04/15/2024(b)	30,000	30,796
7.25%, 04/15/2025(b)(c)	28,000	27,779
TriMas Corp., 4.13%, 04/15/2029(b)	81,000	79,503
		547,186
	Principal Amount	Value
Mortgage REITs-0.64%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/2025(b)	$82,000	$82,492
New Residential Investment Corp., 6.25%, 10/15/2025(b)	115,000	113,950
Starwood Property Trust, Inc., 5.50%, 11/01/2023(b)	63,000	64,887
		261,329
Movies & Entertainment-0.49%
Banijay Entertainment S.A.S.U. (France), 5.38%, 03/01/2025(b)	200,000	202,212
Office Services & Supplies-0.77%
ACCO Brands Corp., 4.25%, 03/15/2029(b)	171,000	163,521
Pitney Bowes, Inc.
6.88%, 03/15/2027(b)	78,000	77,172
7.25%, 03/15/2029(b)	75,000	75,281
		315,974
Oil & Gas Drilling-0.39%
Harvest Midstream I L.P., 7.50%, 09/01/2028(b)	84,000	87,527
Patterson-UTI Energy, Inc., 5.15%, 11/15/2029	71,000	72,005
		159,532
Oil & Gas Equipment & Services-0.35%
Oceaneering International, Inc., 4.65%, 11/15/2024	145,000	146,114
Oil & Gas Exploration & Production-5.73%
Antero Resources Corp., 5.00%, 03/01/2025	162,000	164,480
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(b)	72,000	77,137
CNX Resources Corp., 6.00%, 01/15/2029(b)(c)	119,000	122,764
CrownRock L.P./CrownRock Finance, Inc., 5.63%, 10/15/2025(b)	119,000	120,058
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028(b)	161,000	163,046
Endeavor Energy Resources L.P./EER Finance, Inc., 6.63%, 07/15/2025(b)	137,000	143,362
EQT Corp., 6.63%, 02/01/2025	137,000	147,831
Genesis Energy L.P./Genesis Energy Finance Corp.
5.63%, 06/15/2024	221,000	219,157
8.00%, 01/15/2027	112,000	113,009
MEG Energy Corp. (Canada), 6.50%, 01/15/2025(b)	39,000	39,587
Murphy Oil Corp.
6.88%, 08/15/2024	75,000	75,844
5.88%, 12/01/2027(c)	139,000	141,164
6.38%, 12/01/2042	90,000	86,180
PDC Energy, Inc.
6.13%, 09/15/2024	77,000	77,853
5.75%, 05/15/2026(c)	80,000	81,528
Southwestern Energy Co.
5.95%, 01/23/2025	88,000	93,168
7.75%, 10/01/2027(c)	85,000	90,645
Talos Production, Inc., 12.00%, 01/15/2026	78,000	82,996
Vermilion Energy, Inc. (Canada), 5.63%, 03/15/2025(b)(c)	144,000	145,957
WPX Energy, Inc., 5.25%, 09/15/2024	161,000	172,323
		2,358,089

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Oil & Gas Refining & Marketing-2.38%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.25%, 07/15/2024(b)	$118,000	$126,480
CVR Energy, Inc., 5.25%, 02/15/2025(b)(c)	244,000	235,793
EnLink Midstream Partners L.P.
4.85%, 07/15/2026	118,000	121,343
5.45%, 06/01/2047	96,000	85,570
PBF Holding Co. LLC/PBF Finance Corp.
9.25%, 05/15/2025(b)(c)	198,000	193,762
6.00%, 02/15/2028	231,000	162,846
Weatherford International Ltd., 11.00%, 12/01/2024(b)	51,000	52,718
		978,512
Oil & Gas Storage & Transportation-2.64%
Altera Infrastructure L.P./Teekay Offshore Finance Corp., 8.50%, 07/15/2023(b)	107,000	57,245
Buckeye Partners L.P., 4.13%, 03/01/2025(b)	110,000	109,524
EnLink Midstream LLC, 5.38%, 06/01/2029	194,000	196,086
EQM Midstream Partners L.P., 4.00%, 08/01/2024	118,000	117,829
Neptune Energy Bondco PLC (United Kingdom), 6.63%, 05/15/2025(b)	200,000	202,776
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
7.50%, 10/01/2025(b)	75,000	78,975
6.00%, 12/31/2030(b)	138,000	131,973
Western Midstream Operating L.P., 3.60%, 02/01/2025	190,000	192,095
		1,086,503
Other Diversified Financial Services-2.35%
AG Issuer LLC, 6.25%, 03/01/2028(b)	192,000	198,703
Albion Financing 2 S.a.r.l. (Luxembourg), 8.75%, 04/15/2027(b)	200,000	198,905
CNG Holdings, Inc., 12.50%, 06/15/2024(b)	75,000	71,016
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 6.50% 7.25% PIK Rate, 6.50% Cash Rate, 09/15/2024(b)(d)	232,120	218,135
Midcap Financial Issuer Trust, 5.63%, 01/15/2030(b)	209,000	203,150
United Wholesale Mortgage LLC, 5.50%, 04/15/2029(b)	85,000	77,955
		967,864
Packaged Foods & Meats-1.25%
Aramark Services, Inc., 6.38%, 05/01/2025(b)(c)	190,000	196,650
Kraft Heinz Foods Co. (The), 3.00%, 06/01/2026	137,000	138,485
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	170,000	177,685
		512,820
Paper Packaging-0.39%
Berry Global, Inc., 4.50%, 02/15/2026(b)(c)	82,000	82,327
Graphic Packaging International LLC, 4.13%, 08/15/2024	75,000	78,030
		160,357
Paper Products-0.87%
Clearwater Paper Corp., 5.38%, 02/01/2025(b)	75,000	79,060
Domtar Corp., 6.75%, 10/01/2028(b)	283,000	278,285
		357,345
	Principal Amount	Value
Personal Products-1.41%
Avon Products, Inc. (United Kingdom), 8.45%, 03/15/2043	$116,000	$139,982
Herbalife Nutrition Ltd./HLF Financing, Inc., 7.88%, 09/01/2025(b)	247,000	259,667
Oriflame Investment Holding PLC (Switzerland), 5.13%, 05/04/2026(b)	200,000	178,950
		578,599
Pharmaceuticals-3.19%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	147,000	152,285
Bausch Health Cos., Inc.
5.50%, 11/01/2025(b)	160,000	161,427
5.00%, 01/30/2028(b)	151,000	127,562
6.25%, 02/15/2029(b)	215,000	182,256
5.25%, 01/30/2030(b)	172,000	139,731
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 06/30/2028(b)	36,000	24,427
Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.13%, 04/01/2029(b)	210,000	199,709
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/2025(b)	146,000	142,030
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	183,000	184,627
		1,314,054
Publishing-0.30%
Houghton Mifflin Harcourt Publishers, Inc., 9.00%, 02/15/2025(b)	116,000	121,935
Regional Banks-0.17%
First-Citizens Bank & Trust Co., 4.75%, 02/16/2024	67,000	70,928
Reinsurance-0.16%
Enstar Finance LLC, 5.75%, 09/01/2040(c)(e)	65,000	67,354
Restaurants-0.13%
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/2025(b)	52,000	51,746
Retail REITs-0.17%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/2026(b)	68,000	68,109
Security & Alarm Services-0.63%
CoreCivic, Inc.
4.63%, 05/01/2023(c)	120,000	121,350
4.75%, 10/15/2027	153,000	137,369
		258,719
Specialized Consumer Services-0.33%
Garda World Security Corp. (Canada), 4.63%, 02/15/2027(b)	83,000	81,139
WW International, Inc., 4.50%, 04/15/2029(b)(c)	62,000	55,099
		136,238
Specialized REITs-0.76%
Iron Mountain, Inc.
4.88%, 09/15/2029(b)	127,000	125,550
5.25%, 07/15/2030(b)	188,000	186,995
		312,545

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Specialty Chemicals-0.97%
Avient Corp., 5.75%, 05/15/2025(b)	$149,000	$153,143
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	240,000	245,753
		398,896
Specialty Stores-0.98%
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/2026(b)	111,000	107,060
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)(c)	39,000	35,751
Staples, Inc., 7.50%, 04/15/2026(b)	263,000	259,840
		402,651
Steel-1.76%
Carpenter Technology Corp., 6.38%, 07/15/2028	172,000	178,801
Cleveland-Cliffs, Inc.
9.88%, 10/17/2025(b)	47,000	52,586
6.75%, 03/15/2026(b)	255,000	267,628
Infrabuild Australia Pty. Ltd. (Australia), 12.00%, 10/01/2024(b)	102,000	105,157
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	123,000	120,247
		724,419
Systems Software-0.79%
NortonLifeLock, Inc., 5.00%, 04/15/2025(b)	150,000	150,603
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/2025(b)	171,000	174,671
		325,274
Technology Hardware, Storage & Peripherals-1.26%
Diebold Nixdorf, Inc., 9.38%, 07/15/2025(b)	113,000	118,818
Xerox Corp., 6.75%, 12/15/2039	147,000	153,145
Xerox Holdings Corp.
5.00%, 08/15/2025(b)(c)	57,000	57,832
5.50%, 08/15/2028(b)(c)	189,000	190,377
		520,172
Thrifts & Mortgage Finance-0.63%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	81,000	89,976
Radian Group, Inc.
4.50%, 10/01/2024	49,000	50,153
6.63%, 03/15/2025(c)	111,000	119,792
		259,921
Tires & Rubber-0.27%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	101,000	110,871
	Principal Amount	Value
Tobacco-0.24%
Vector Group Ltd., 5.75%, 02/01/2029(b)	$106,000	$98,113
Wireless Telecommunication Services-2.33%
Sprint Corp.
7.88%, 09/15/2023	235,000	254,081
7.13%, 06/15/2024	235,000	256,431
7.63%, 02/15/2025	199,000	221,712
T-Mobile USA, Inc., 2.25%, 02/15/2026	40,000	38,615
Vmed O2 UK Financing I PLC (United Kingdom), 4.25%, 01/31/2031(b)	200,000	185,880
		956,719
Total U.S. Dollar Denominated Bonds & Notes (Cost $40,678,701)		39,755,388
U.S. Treasury Securities-0.24%
U.S. Treasury Bills-0.24%
0.04%–0.05%, 02/17/2022(f)(g) (Cost $99,998)	100,000	99,999
	Shares
Money Market Funds-1.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(h)(i) (Cost $453,526)	453,526	453,526
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.96% (Cost $41,232,225)		40,308,913
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.57%
Invesco Private Government Fund, 0.02%(h)(i)(j)	1,428,057	1,428,057
Invesco Private Prime Fund, 0.11%(h)(i)(j)	3,331,467	3,332,133
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,760,362)		4,760,190
TOTAL INVESTMENTS IN SECURITIES-109.53% (Cost $45,992,587)		45,069,103
OTHER ASSETS LESS LIABILITIES-(9.53)%		(3,922,371)
NET ASSETS-100.00%		$41,146,732

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $26,757,177, which represented 65.03% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	$99,999 was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$242,352	$3,720,105	$(3,508,931)	$-	$-	$453,526	$25
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,418,750	2,152,675	(2,143,368)	-	-	1,428,057	77*
Invesco Private Prime Fund	3,310,417	3,193,163	(3,170,833)	(172)	(442)	3,332,133	957*
Total	$4,971,519	$9,065,943	$(8,823,132)	$(172)	$(442)	$5,213,716	$1,059

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Ultra Bonds	1	March-2022	$188,938	$(5,158)	$(5,158)
U.S. Treasury 5 Year Notes	16	March-2022	1,907,250	(25,075)	(25,075)
U.S. Treasury 10 Year Notes	26	March-2022	3,327,187	(33,001)	(33,001)
U.S. Treasury 10 Year Ultra Bonds	11	March-2022	1,571,109	(11,195)	(11,195)
Subtotal—Long Futures Contracts				(74,429)	(74,429)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	20	March-2022	(4,333,125)	35,627	35,627
Total Futures Contracts				$(38,802)	$(38,802)

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Bond Factor ETF (IHYF)—(continued)
January 31, 2022
(Unaudited)
Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 37, Version 1	Sell	5.00%	Quarterly	12/20/2026	3.414%	USD 500,000	$38,098	$34,127	$(3,971)

(a)	Centrally cleared swap agreements collateralized by $157,327 cash held with the broker.
(b)	Implied credit spreads represent the current level, as of January 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
January 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 108.81%(a)
	% of Net Assets 01/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/22	Value 01/31/22
Domestic Equity Funds-32.91%
Invesco Preferred ETF(b)	2.93%	$544,267	$228,726	$(29,669)	$(29,992)	$(611)	$7,369	49,667	$712,721
Invesco RAFI™ Strategic US ETF(b)	7.66%	1,379,920	542,575	(90,532)	18,795	11,912	7,440	47,049	1,862,670
Invesco RAFI™ Strategic US Small Company ETF(b)	2.53%	456,592	217,369	(19,506)	(42,760)	4,471	616	16,923	616,166
Invesco Russell 1000 Dynamic Multifactor ETF	5.63%	1,003,769	437,917	(41,968)	(40,811)	10,402	2,239	28,767	1,369,309
Invesco S&P 500® Low Volatility ETF	3.00%	552,112	216,472	(54,222)	14,198	2,511	3,049	11,187	731,071
Invesco S&P 500® Pure Growth ETF	7.17%	1,349,336	757,099	(169,102)	(210,699)	16,832	-	9,559	1,743,466
Invesco S&P MidCap Low Volatility ETF	2.00%	365,468	146,658	(22,951)	(4,064)	949	1,294	8,860	486,060
Invesco S&P SmallCap Low Volatility ETF	1.99%	366,638	147,749	(23,024)	(10,552)	3,281	1,433	9,971	484,092
Total Domestic Equity Funds		6,018,102	2,694,565	(450,974)	(305,885)	49,747	23,440		8,005,555
Fixed Income Funds-56.56%
Invesco 1-30 Laddered Treasury ETF	7.94%	1,453,533	601,432	(77,382)	(44,546)	(927)	5,617	54,288	1,932,110
Invesco Emerging Markets Sovereign Debt ETF(b)	0.99%	181,693	77,811	(5,213)	(13,617)	(19)	2,585	9,607	240,655
Invesco Fundamental High Yield® Corporate Bond ETF	8.88%	1,627,107	675,306	(82,893)	(59,107)	(618)	15,076	114,578	2,159,795
Invesco Investment Grade Defensive ETF	2.49%	450,598	188,993	(20,696)	(13,936)	3,215	1,366	23,473	604,665
Invesco Investment Grade Value ETF	1.49%	271,436	114,484	(11,666)	(12,234)	2,139	1,550	13,786	361,913
Invesco PureBetaSM 0-5 Yr US TIPS ETF	5.00%	906,909	364,530	(39,809)	(17,196)	1,203	13,864	46,209	1,215,297
Invesco Senior Loan ETF(b)	4.47%	811,241	339,342	(59,002)	(3,576)	(940)	7,210	49,457	1,087,065
Invesco Taxable Municipal Bond ETF(b)	15.82%	2,909,041	1,191,557	(131,633)	(122,066)	1,916	21,998	120,426	3,848,815
Invesco Variable Rate Investment Grade ETF	9.48%	1,715,344	715,297	(122,636)	(1,835)	69	3,531	91,992	2,306,239
Total Fixed Income Funds		10,326,902	4,268,752	(550,930)	(288,113)	6,038	72,797		13,756,554
Foreign Equity Funds-10.51%
Invesco RAFI™ Strategic Developed ex-US ETF	3.51%	633,217	271,492	(44,335)	(8,601)	4,892	9,561	27,958	852,439
Invesco RAFI™ Strategic Emerging Markets ETF	1.99%	347,774	171,097	(32,948)	(31)	(2,111)	7,236	16,948	483,781
Invesco S&P Emerging Markets Low Volatility ETF	2.02%	361,083	150,657	(26,772)	6,160	(219)	8,122	19,350	490,909
Invesco S&P International Developed Low Volatility ETF	2.99%	549,249	218,835	(28,817)	(10,690)	(261)	5,798	23,357	728,316
Total Foreign Equity Funds		1,891,323	812,081	(132,872)	(13,162)	2,301	30,717		2,555,445
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.01%	-	127,632	(126,600)	-	-	1	1,032	1,032
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $24,121,647)	99.99%	18,236,327	7,903,030	(1,261,376)	(607,160)	58,086	126,955		24,318,586
See accompanying notes which are an integral part of this schedule.

Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)—(continued)
January 31, 2022
(Unaudited)
Schedule of Investments in Affiliated Issuers- 108.81%(a)
	% of Net Assets 01/31/22	Value 10/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 01/31/22	Value 01/31/22
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.82%
Invesco Private Government Fund, 0.02%(c)(d)	2.65%	$756,635	$3,912,575	$(4,025,492)	$-	$-	$32*	643,718	$643,718
Invesco Private Prime Fund, 0.11%(c)(d)	6.17%	1,765,482	7,649,764	(7,912,855)	(12)	(370)	413*	1,501,709	1,502,009
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,145,739)	8.82%	2,522,117	11,562,339	(11,938,347)	(12)	(370)	445		2,145,727
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $26,267,386)	108.81%	$20,758,444	$19,465,369	$(13,199,723)	$(607,172)	$57,716(e)	$127,400		$26,464,313
OTHER ASSETS LESS LIABILITIES	(8.81)%								(2,142,384)
NET ASSETS	100.00%								$24,321,929

Investment Abbreviations:
ETF-	Exchange-Traded Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Investment Grade Defensive ETF	$3,509
Invesco Investment Grade Value ETF	2,246
Invesco PureBetaSM 0-5 Yr US TIPS ETF	340
Invesco RAFI™ Strategic Developed ex-US ETF	4,226

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Downside Hedged ETF (PHDG)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-70.14%
Communication Services-7.04%
Activision Blizzard, Inc.	4,835	$382,013
Alphabet, Inc., Class A(b)	1,867	5,052,233
Alphabet, Inc., Class C(b)	1,736	4,711,452
AT&T, Inc.	44,326	1,130,313
Charter Communications, Inc., Class A(b)	768	455,685
Comcast Corp., Class A	28,302	1,414,817
Discovery, Inc., Class A(b)	1,050	29,305
Discovery, Inc., Class C(b)	1,885	51,555
DISH Network Corp., Class A(b)	1,550	48,670
Electronic Arts, Inc.	1,755	232,818
Fox Corp., Class A	1,988	80,733
Fox Corp., Class B	913	33,945
Interpublic Group of Cos., Inc. (The)	2,444	86,860
Live Nation Entertainment, Inc.(b)	839	91,879
Lumen Technologies, Inc.	5,720	70,699
Match Group, Inc.(b)	1,757	198,014
Meta Platforms, Inc., Class A(b)	14,688	4,601,163
Netflix, Inc.(b)	2,750	1,174,635
News Corp., Class A	2,440	54,266
News Corp., Class B	756	16,813
Omnicom Group, Inc.	1,319	99,400
Take-Two Interactive Software, Inc.(b)	716	116,951
T-Mobile US, Inc.(b)	3,644	394,171
Twitter, Inc.(b)	4,963	186,162
Verizon Communications, Inc.	25,699	1,367,958
ViacomCBS, Inc., Class B	3,766	125,973
Walt Disney Co. (The)(b)	11,279	1,612,559
		23,821,042
Consumer Discretionary-8.38%
Advance Auto Parts, Inc.	391	90,520
Amazon.com, Inc.(b)	2,707	8,097,909
Aptiv PLC(b)	1,679	229,318
AutoZone, Inc.(b)	130	258,225
Bath & Body Works, Inc.	1,641	92,011
Best Buy Co., Inc.	1,374	136,411
Booking Holdings, Inc.(b)	255	626,313
BorgWarner, Inc.	1,488	65,249
Caesars Entertainment, Inc.(b)	1,327	101,038
CarMax, Inc.(b)	1,006	111,837
Carnival Corp.(b)(c)	4,993	98,911
Chipotle Mexican Grill, Inc.(b)	175	259,976
D.R. Horton, Inc.	2,023	180,492
Darden Restaurants, Inc.	806	112,735
Dollar General Corp.	1,448	301,879
Dollar Tree, Inc.(b)	1,396	183,183
Domino’s Pizza, Inc.	226	102,751
eBay, Inc.	3,886	233,432
Etsy, Inc.(b)	787	123,622
Expedia Group, Inc.(b)	906	166,061
Ford Motor Co.	24,366	494,630
Gap, Inc. (The)	1,331	24,051
Garmin Ltd.	943	117,328
General Motors Co.(b)	9,012	475,203
Genuine Parts Co.	884	117,775
Hasbro, Inc.	805	74,446
Hilton Worldwide Holdings, Inc.(b)	1,730	251,040
Home Depot, Inc. (The)	6,551	2,404,086
Las Vegas Sands Corp.(b)	2,134	93,469
Lennar Corp., Class A	1,687	162,138
LKQ Corp.	1,665	91,392
Lowe’s Cos., Inc.	4,298	1,020,130
	Shares	Value
Consumer Discretionary-(continued)
Marriott International, Inc., Class A(b)	1,698	$273,582
McDonald’s Corp.	4,638	1,203,329
MGM Resorts International	2,416	103,212
Mohawk Industries, Inc.(b)	341	53,834
Newell Brands, Inc.	2,350	54,544
NIKE, Inc., Class B	7,932	1,174,491
Norwegian Cruise Line Holdings Ltd.(b)(c)	2,297	47,847
NVR, Inc.(b)	20	106,544
O’Reilly Automotive, Inc.(b)	418	272,431
Penn National Gaming, Inc.(b)	1,031	47,024
Pool Corp.	249	118,586
PulteGroup, Inc.	1,572	82,829
PVH Corp.	441	41,899
Ralph Lauren Corp.	303	33,585
Ross Stores, Inc.	2,206	215,637
Royal Caribbean Cruises Ltd.(b)(c)	1,392	108,312
Starbucks Corp.	7,325	720,194
Tapestry, Inc.	1,708	64,819
Target Corp.	3,029	667,682
Tesla, Inc.(b)	5,049	4,729,499
TJX Cos., Inc. (The)	7,464	537,184
Tractor Supply Co.	706	154,127
Ulta Beauty, Inc.(b)	337	122,580
Under Armour, Inc., Class A(b)	1,171	22,050
Under Armour, Inc., Class C(b)	1,335	21,347
VF Corp.	2,024	131,985
Whirlpool Corp.	377	79,242
Wynn Resorts Ltd.(b)	653	55,799
Yum! Brands, Inc.	1,820	227,809
		28,369,564
Consumer Staples-4.28%
Altria Group, Inc.	11,403	580,185
Archer-Daniels-Midland Co.	3,473	260,475
Brown-Forman Corp., Class B	1,134	76,466
Campbell Soup Co.	1,256	55,415
Church & Dwight Co., Inc.	1,515	155,515
Clorox Co. (The)	763	128,077
Coca-Cola Co. (The)	24,131	1,472,232
Colgate-Palmolive Co.	5,232	431,378
Conagra Brands, Inc.	2,978	103,515
Constellation Brands, Inc., Class A	1,020	242,505
Costco Wholesale Corp.	2,743	1,385,572
Estee Lauder Cos., Inc. (The), Class A	1,438	448,354
General Mills, Inc.	3,760	258,237
Hershey Co. (The)	902	177,757
Hormel Foods Corp.	1,751	83,120
JM Smucker Co. (The)	673	94,610
Kellogg Co.	1,588	100,044
Kimberly-Clark Corp.	2,090	287,688
Kraft Heinz Co. (The)	4,407	157,771
Kroger Co. (The)	4,201	183,122
Lamb Weston Holdings, Inc.	907	58,238
McCormick & Co., Inc.	1,548	155,280
Molson Coors Beverage Co., Class B	1,169	55,715
Mondelez International, Inc., Class A	8,659	580,413
Monster Beverage Corp.(b)	2,332	202,231
PepsiCo, Inc.	8,583	1,489,322
Philip Morris International, Inc.	9,664	993,942
Procter & Gamble Co. (The)	15,021	2,410,119
Sysco Corp.	3,182	248,673
Tyson Foods, Inc., Class A	1,830	166,329
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	4,460	$221,930
Walmart, Inc.	8,828	1,234,243
		14,498,473
Energy-2.35%
APA Corp.	2,255	74,889
Baker Hughes Co., Class A	5,426	148,889
Chevron Corp.	11,966	1,571,495
ConocoPhillips	8,187	725,532
Coterra Energy, Inc.	5,050	110,595
Devon Energy Corp.	3,908	197,628
Diamondback Energy, Inc.	1,057	133,351
EOG Resources, Inc.	3,632	404,895
Exxon Mobil Corp.	26,279	1,996,153
Halliburton Co.	5,556	170,791
Hess Corp.	1,711	157,908
Kinder Morgan, Inc.	12,104	210,125
Marathon Oil Corp.	4,833	94,099
Marathon Petroleum Corp.	3,821	274,157
Occidental Petroleum Corp.	5,508	207,486
ONEOK, Inc.	2,768	167,962
Phillips 66	2,720	230,629
Pioneer Natural Resources Co.	1,409	308,416
Schlumberger N.V.	8,707	340,183
Valero Energy Corp.	2,538	210,578
Williams Cos., Inc. (The)	7,542	225,807
		7,961,568
Financials-7.90%
Aflac, Inc.	3,778	237,334
Allstate Corp. (The)	1,779	214,672
American Express Co.	3,894	700,219
American International Group, Inc.	5,154	297,643
Ameriprise Financial, Inc.	695	211,495
Aon PLC, Class A	1,368	378,170
Arthur J. Gallagher & Co.	1,287	203,269
Assurant, Inc.	354	53,989
Bank of America Corp.	44,705	2,062,689
Bank of New York Mellon Corp. (The)	4,716	279,470
Berkshire Hathaway, Inc., Class B(b)	11,368	3,558,411
BlackRock, Inc.	886	729,125
Brown & Brown, Inc.	1,455	96,437
Capital One Financial Corp.	2,642	387,661
Cboe Global Markets, Inc.	662	78,467
Charles Schwab Corp. (The)	9,332	818,416
Chubb Ltd.	2,674	527,527
Cincinnati Financial Corp.	930	109,582
Citigroup, Inc.	12,317	802,083
Citizens Financial Group, Inc.	2,646	136,190
CME Group, Inc., Class A	2,231	512,014
Comerica, Inc.	814	75,523
Discover Financial Services	1,819	210,549
Everest Re Group Ltd.	244	69,150
FactSet Research Systems, Inc.	234	98,722
Fifth Third Bancorp	4,244	189,410
First Republic Bank	1,113	193,206
Franklin Resources, Inc.	1,744	55,756
Globe Life, Inc.	577	59,027
Goldman Sachs Group, Inc. (The)	2,107	747,311
Hartford Financial Services Group, Inc. (The)	2,113	151,861
Huntington Bancshares, Inc.	8,979	135,224
Intercontinental Exchange, Inc.	3,497	442,930
Invesco Ltd.(d)	460	10,424
	Shares	Value
Financials-(continued)
JPMorgan Chase & Co.	18,344	$2,725,918
KeyCorp	5,779	144,822
Lincoln National Corp.	1,054	73,759
Loews Corp.	1,244	74,217
M&T Bank Corp.	799	135,335
MarketAxess Holdings, Inc.	236	81,297
Marsh & McLennan Cos., Inc.	3,134	481,508
MetLife, Inc.	4,438	297,612
Moody’s Corp.	1,004	344,372
Morgan Stanley	8,911	913,734
MSCI, Inc.	512	274,493
Nasdaq, Inc.	727	130,286
Northern Trust Corp.	1,289	150,349
People’s United Financial, Inc.	2,657	51,493
PNC Financial Services Group, Inc. (The)	2,623	540,312
Principal Financial Group, Inc.	1,530	111,782
Progressive Corp. (The)	3,632	394,653
Prudential Financial, Inc.	2,346	261,743
Raymond James Financial, Inc.	1,150	121,750
Regions Financial Corp.	5,917	135,736
S&P Global, Inc.	1,496	621,169
Signature Bank	376	114,541
State Street Corp.	2,270	214,515
SVB Financial Group(b)	364	212,540
Synchrony Financial	3,397	144,678
T. Rowe Price Group, Inc.	1,395	215,430
Travelers Cos., Inc. (The)	1,527	253,757
Truist Financial Corp.	8,286	520,526
U.S. Bancorp	8,376	487,399
W.R. Berkley Corp.	866	73,177
Wells Fargo & Co.	24,750	1,331,550
Willis Towers Watson PLC	773	180,851
Zions Bancorporation N.A.	971	65,853
		26,715,113
Health Care-9.16%
Abbott Laboratories	10,976	1,399,001
AbbVie, Inc.	10,974	1,502,231
ABIOMED, Inc.(b)	282	83,435
Agilent Technologies, Inc.	1,879	261,782
Align Technology, Inc.(b)	455	225,207
AmerisourceBergen Corp.	929	126,530
Amgen, Inc.	3,496	794,081
Anthem, Inc.	1,507	664,572
Baxter International, Inc.	3,108	265,548
Becton, Dickinson and Co.	1,783	453,132
Biogen, Inc.(b)	912	206,112
Bio-Rad Laboratories, Inc., Class A(b)	134	80,364
Bio-Techne Corp.	244	91,844
Boston Scientific Corp.(b)	8,845	379,451
Bristol-Myers Squibb Co.	13,778	894,054
Cardinal Health, Inc.	1,749	90,196
Catalent, Inc.(b)	1,063	110,478
Centene Corp.(b)	3,622	281,647
Cerner Corp.	1,826	166,531
Charles River Laboratories International, Inc.(b)	313	103,215
Cigna Corp.	2,057	474,056
Cooper Cos., Inc. (The)	306	121,880
CVS Health Corp.	8,194	872,743
Danaher Corp.	3,948	1,128,299
DaVita, Inc.(b)	405	43,890
DENTSPLY SIRONA, Inc.	1,357	72,491

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
DexCom, Inc.(b)	602	$259,149
Edwards Lifesciences Corp.(b)	3,875	423,150
Eli Lilly and Co.	4,928	1,209,282
Gilead Sciences, Inc.	7,786	534,743
HCA Healthcare, Inc.	1,487	356,954
Henry Schein, Inc.(b)	861	64,833
Hologic, Inc.(b)	1,573	110,488
Humana, Inc.	798	313,215
IDEXX Laboratories, Inc.(b)	526	266,840
Illumina, Inc.(b)	970	338,355
Incyte Corp.(b)	1,165	86,594
Intuitive Surgical, Inc.(b)	2,216	629,743
IQVIA Holdings, Inc.(b)	1,186	290,451
Johnson & Johnson	16,341	2,815,391
Laboratory Corp. of America Holdings(b)	594	161,188
McKesson Corp.	948	243,371
Medtronic PLC	8,354	864,555
Merck & Co., Inc.	15,679	1,277,525
Mettler-Toledo International, Inc.(b)	143	210,593
Moderna, Inc.(b)	2,190	370,833
Organon & Co.	1,574	50,226
PerkinElmer, Inc.	783	134,809
Pfizer, Inc.	34,841	1,835,772
Quest Diagnostics, Inc.	761	102,750
Regeneron Pharmaceuticals, Inc.(b)	656	399,235
ResMed, Inc.	905	206,883
STERIS PLC	621	139,352
Stryker Corp.	2,084	516,936
Teleflex, Inc.	291	90,265
Thermo Fisher Scientific, Inc.	2,446	1,421,860
UnitedHealth Group, Inc.	5,846	2,762,644
Universal Health Services, Inc., Class B	454	59,047
Vertex Pharmaceuticals, Inc.(b)	1,578	383,533
Viatris, Inc.	7,507	112,380
Waters Corp.(b)	379	121,326
West Pharmaceutical Services, Inc.	460	180,881
Zimmer Biomet Holdings, Inc.	1,297	159,557
Zoetis, Inc.	2,937	586,783
		30,984,262
Industrials-5.49%
3M Co.	3,577	593,854
A.O. Smith Corp.	827	63,199
Alaska Air Group, Inc.(b)	778	42,588
Allegion PLC	557	68,361
American Airlines Group, Inc.(b)(c)	4,019	66,193
AMETEK, Inc.	1,436	196,402
Boeing Co. (The)(b)	3,429	686,623
C.H. Robinson Worldwide, Inc.	807	84,453
Carrier Global Corp.	5,379	256,471
Caterpillar, Inc.	3,358	676,839
Cintas Corp.	546	213,775
Copart, Inc.(b)	1,325	171,256
CSX Corp.	13,768	471,141
Cummins, Inc.	888	196,141
Deere & Co.	1,751	659,076
Delta Air Lines, Inc.(b)	3,973	157,688
Dover Corp.	894	151,900
Eaton Corp. PLC	2,474	391,956
Emerson Electric Co.	3,711	341,226
Equifax, Inc.	757	181,498
Expeditors International of Washington, Inc.	1,052	120,433
Fastenal Co.	3,570	202,348
	Shares	Value
Industrials-(continued)
FedEx Corp.	1,517	$372,970
Fortive Corp.	2,226	157,022
Fortune Brands Home & Security, Inc.	843	79,385
Generac Holdings, Inc.(b)	392	110,693
General Dynamics Corp.	1,439	305,212
General Electric Co.	6,816	643,976
Honeywell International, Inc.	4,273	873,743
Howmet Aerospace, Inc.	2,387	74,212
Huntington Ingalls Industries, Inc.	249	46,613
IDEX Corp.	472	101,688
IHS Markit Ltd.	2,476	289,172
Illinois Tool Works, Inc.	1,773	414,740
Ingersoll Rand, Inc.	2,530	142,211
J.B. Hunt Transport Services, Inc.	521	100,313
Jacobs Engineering Group, Inc.	809	105,316
Johnson Controls International PLC	4,399	319,675
L3Harris Technologies, Inc.	1,218	254,915
Leidos Holdings, Inc.	871	77,911
Lockheed Martin Corp.	1,524	593,034
Masco Corp.	1,515	95,945
Nielsen Holdings PLC	2,227	42,001
Norfolk Southern Corp.	1,511	410,977
Northrop Grumman Corp.	925	342,158
Old Dominion Freight Line, Inc.	578	174,516
Otis Worldwide Corp.	2,637	225,279
PACCAR, Inc.	2,155	200,393
Parker-Hannifin Corp.	801	248,318
Pentair PLC	1,027	65,420
Quanta Services, Inc.	885	90,907
Raytheon Technologies Corp.	9,291	837,955
Republic Services, Inc.	1,299	165,830
Robert Half International, Inc.	691	78,263
Rockwell Automation, Inc.	720	208,238
Rollins, Inc.	1,405	43,344
Roper Technologies, Inc.	655	286,340
Snap-on, Inc.	333	69,347
Southwest Airlines Co.(b)	3,674	164,448
Stanley Black & Decker, Inc.	1,012	176,746
Textron, Inc.	1,368	93,106
Trane Technologies PLC	1,474	255,149
TransDigm Group, Inc.(b)	325	200,262
Union Pacific Corp.	3,991	975,999
United Airlines Holdings, Inc.(b)	2,010	86,189
United Parcel Service, Inc., Class B	4,526	915,202
United Rentals, Inc.(b)	449	143,734
Verisk Analytics, Inc.	1,000	196,130
W.W. Grainger, Inc.	269	133,185
Wabtec Corp.	1,160	103,124
Waste Management, Inc.	2,389	359,401
Xylem, Inc.	1,119	117,517
		18,561,645
Information Technology-20.10%
Accenture PLC, Class A	3,921	1,386,387
Adobe, Inc.(b)	2,953	1,577,788
Advanced Micro Devices, Inc.(b)	7,496	856,418
Akamai Technologies, Inc.(b)	1,009	115,581
Amphenol Corp., Class A	3,712	295,438
Analog Devices, Inc.	3,336	547,004
ANSYS, Inc.(b)	542	184,285
Apple, Inc.	96,747	16,909,441
Applied Materials, Inc.	5,605	774,499
Arista Networks, Inc.(b)	1,392	173,040

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Autodesk, Inc.(b)	1,365	$340,963
Automatic Data Processing, Inc.	2,616	539,341
Broadcom, Inc.	2,555	1,496,923
Broadridge Financial Solutions, Inc.	724	115,275
Cadence Design Systems, Inc.(b)	1,720	261,681
CDW Corp.	842	159,180
Ceridian HCM Holding, Inc.(b)	845	64,068
Cisco Systems, Inc.	26,180	1,457,441
Citrix Systems, Inc.	774	78,902
Cognizant Technology Solutions Corp., Class A	3,260	278,469
Corning, Inc.	4,768	200,447
DXC Technology Co.(b)	1,566	47,105
Enphase Energy, Inc.(b)	837	117,573
EPAM Systems, Inc.(b)	352	167,601
F5, Inc.(b)	374	77,650
Fidelity National Information Services, Inc.	3,780	453,298
Fiserv, Inc.(b)	3,688	389,822
FleetCor Technologies, Inc.(b)	504	120,083
Fortinet, Inc.(b)	842	250,276
Gartner, Inc.(b)	510	149,884
Global Payments, Inc.	1,801	269,934
Hewlett Packard Enterprise Co.	8,119	132,583
HP, Inc.	7,154	262,766
Intel Corp.	25,245	1,232,461
International Business Machines Corp.	5,567	743,584
Intuit, Inc.	1,758	976,094
IPG Photonics Corp.(b)	222	34,292
Jack Henry & Associates, Inc.	460	77,193
Juniper Networks, Inc.	2,018	70,267
Keysight Technologies, Inc.(b)	1,143	192,961
KLA Corp.	941	366,303
Lam Research Corp.	874	515,590
Mastercard, Inc., Class A	5,385	2,080,656
Microchip Technology, Inc.	3,444	266,841
Micron Technology, Inc.	6,944	571,283
Microsoft Corp.	46,604	14,492,912
Monolithic Power Systems, Inc.	269	108,388
Motorola Solutions, Inc.	1,048	243,073
NetApp, Inc.	1,388	120,076
NortonLifeLock, Inc.	3,611	93,922
NVIDIA Corp.	15,518	3,799,737
NXP Semiconductors N.V. (China)	1,651	339,181
Oracle Corp.	10,012	812,574
Paychex, Inc.	1,992	234,578
Paycom Software, Inc.(b)	299	100,255
PayPal Holdings, Inc.(b)	7,293	1,253,958
PTC, Inc.(b)	656	76,267
Qorvo, Inc.(b)	684	93,900
QUALCOMM, Inc.	6,952	1,221,884
salesforce.com, inc.(b)	6,077	1,413,693
Seagate Technology Holdings PLC	1,271	136,188
ServiceNow, Inc.(b)	1,235	723,438
Skyworks Solutions, Inc.	1,025	150,183
SolarEdge Technologies, Inc.(b)	326	77,660
Synopsys, Inc.(b)	947	294,044
TE Connectivity Ltd.	2,026	289,738
Teledyne Technologies, Inc.(b)	290	122,215
Teradyne, Inc.	1,012	118,839
Texas Instruments, Inc.	5,733	1,029,016
Trimble, Inc.(b)	1,558	112,425
Tyler Technologies, Inc.(b)	254	120,345
	Shares	Value
Information Technology-(continued)
VeriSign, Inc.(b)	600	$130,308
Visa, Inc., Class A	10,410	2,354,430
Western Digital Corp.(b)	1,934	100,065
Xilinx, Inc.	1,539	297,873
Zebra Technologies Corp., Class A(b)	332	169,028
		68,008,864
Materials-1.77%
Air Products and Chemicals, Inc.	1,374	387,633
Albemarle Corp.	726	160,257
Amcor PLC	9,517	114,299
Avery Dennison Corp.	514	105,586
Ball Corp.	2,010	195,171
Celanese Corp.	676	105,260
CF Industries Holdings, Inc.	1,331	91,666
Corteva, Inc.	4,525	217,562
Dow, Inc.	4,591	274,220
DuPont de Nemours, Inc.	3,216	246,346
Eastman Chemical Co.	835	99,307
Ecolab, Inc.	1,548	293,269
FMC Corp.	787	86,861
Freeport-McMoRan, Inc.	9,115	339,260
International Flavors & Fragrances, Inc.	1,580	208,434
International Paper Co.	2,404	115,993
Linde PLC (United Kingdom)	3,182	1,014,040
LyondellBasell Industries N.V., Class A	1,632	157,863
Martin Marietta Materials, Inc.	387	150,589
Mosaic Co. (The)	2,299	91,845
Newmont Corp.	4,950	302,792
Nucor Corp.	1,774	179,884
Packaging Corp. of America	590	88,872
PPG Industries, Inc.	1,474	230,239
Sealed Air Corp.	920	62,486
Sherwin-Williams Co. (The)	1,497	428,905
Vulcan Materials Co.	824	156,815
WestRock Co.	1,657	76,487
		5,981,941
Real Estate-1.88%
Alexandria Real Estate Equities, Inc.	875	170,485
American Tower Corp.	2,827	710,991
AvalonBay Communities, Inc.	867	211,747
Boston Properties, Inc.	882	98,855
CBRE Group, Inc., Class A(b)	2,077	210,483
Crown Castle International Corp.	2,683	489,674
Digital Realty Trust, Inc.	1,762	262,943
Duke Realty Corp.	2,364	136,592
Equinix, Inc.	559	405,219
Equity Residential	2,118	187,930
Essex Property Trust, Inc.	404	134,330
Extra Space Storage, Inc.	831	164,696
Federal Realty Investment Trust	435	55,458
Healthpeak Properties, Inc.	3,346	118,348
Host Hotels & Resorts, Inc.(b)	4,432	76,851
Iron Mountain, Inc.	1,797	82,518
Kimco Realty Corp.	3,826	92,819
Mid-America Apartment Communities, Inc.	715	147,776
Prologis, Inc.	4,589	719,647
Public Storage	947	339,528
Realty Income Corp.	3,512	243,768
Regency Centers Corp.	956	68,593
SBA Communications Corp., Class A	675	219,672
Simon Property Group, Inc.	2,040	300,288

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
UDR, Inc.	1,804	$102,539
Ventas, Inc.	2,478	131,384
Vornado Realty Trust	987	40,477
Welltower, Inc.	2,702	234,074
Weyerhaeuser Co.	4,650	188,000
		6,345,685
Utilities-1.79%
AES Corp. (The)	4,138	91,781
Alliant Energy Corp.	1,554	93,022
Ameren Corp.	1,599	141,895
American Electric Power Co., Inc.	3,126	282,590
American Water Works Co., Inc.	1,127	181,222
Atmos Energy Corp.	822	88,135
CenterPoint Energy, Inc.	3,904	110,717
CMS Energy Corp.	1,798	115,755
Consolidated Edison, Inc.	2,196	189,844
Dominion Energy, Inc.	5,027	405,478
DTE Energy Co.	1,203	144,877
Duke Energy Corp.	4,775	501,662
Edison International	2,358	148,059
Entergy Corp.	1,248	139,489
Evergy, Inc.	1,423	92,438
Eversource Energy	2,134	190,972
Exelon Corp.	6,073	351,930
FirstEnergy Corp.	3,379	141,783
NextEra Energy, Inc.	12,180	951,502
NiSource, Inc.	2,438	71,141
NRG Energy, Inc.	1,520	60,694
Pinnacle West Capital Corp.	700	48,727
PPL Corp.	4,660	138,309
Public Service Enterprise Group, Inc.	3,139	208,838
Sempra Energy	1,982	273,833
	Shares	Value
Utilities-(continued)
Southern Co. (The)	6,578	$457,105
WEC Energy Group, Inc.	1,958	190,004
Xcel Energy, Inc.	3,344	232,943
		6,044,745
Total Common Stocks & Other Equity Interests (Cost $228,607,246)		237,292,902
Money Market Funds-24.72%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $83,654,029)	83,654,029	83,654,029
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-94.86% (Cost $312,261,275)		320,946,931
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.09%
Invesco Private Government Fund, 0.02%(d)(e)(f)	93,185	93,185
Invesco Private Prime Fund, 0.11%(d)(e)(f)	217,389	217,432
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $310,617)		310,617
TOTAL INVESTMENTS IN SECURITIES-94.95% (Cost $312,571,892)		321,257,548
OTHER ASSETS LESS LIABILITIES-5.05%		17,070,838
NET ASSETS-100.00%		$338,328,386

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Ltd.	$11,689	$-	$-	$(1,265)	$-	$10,424	$78
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	78,548,777	463,770,546	(458,665,294)	-	-	83,654,029	7,403
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2022
(Unaudited)
	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$46,821	$2,260,493	$(2,214,129)	$-	$-	$93,185	$24*
Invesco Private Prime Fund	109,249	3,521,880	(3,413,613)	-	(84)	217,432	295*
Total	$78,716,536	$469,552,919	$(464,293,036)	$(1,265)	$(84)	$83,975,070	$7,800

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CBOE Volatility Index	816	February-2022	$20,279,477	$(2,481,085)	$(2,481,085)
CBOE Volatility Index	1,192	March-2022	30,449,401	(2,168,533)	(2,168,533)
E-Mini S&P 500 Index	222	March-2022	49,997,175	1,812,865	1,812,865
Micro E-Mini S&P 500 Index	11	March-2022	247,734	5,307	5,307
Total Futures Contracts				$(2,831,446)	$(2,831,446)

(a)	Futures contracts collateralized by $20,134,618 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Total Return Bond ETF (GTO)
January 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-46.61%
Advertising-0.08%
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	$311,000	$352,801
Lamar Media Corp., 3.75%, 02/15/2028	518,000	506,604
		859,405
Aerospace & Defense-0.29%
Boeing Co. (The)
2.75%, 02/01/2026	832,000	843,039
2.20%, 02/04/2026	816,000	803,019
5.81%, 05/01/2050	1,147,000	1,445,631
		3,091,689
Agricultural & Farm Machinery-0.10%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	1,064,000	1,035,220
Airlines-0.86%
American Airlines Pass-Through Trust
Series 2021-1, Class A, 2.88%, 07/11/2034	2,276,000	2,209,866
Series 2021-1, Class B, 3.95%, 07/11/2030	2,341,000	2,294,781
British Airways Pass-Through Trust (United Kingdom)
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	252,740	251,095
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	237,130	240,492
Series 2021-1, Class A, 2.90%, 03/15/2035(b)	1,101,894	1,095,711
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50%, 10/20/2025(b)	1,089,512	1,131,546
4.75%, 10/20/2028(b)	723,576	772,956
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	658,053	709,132
United Airlines, Inc.
4.38%, 04/15/2026(b)	238,000	236,660
4.63%, 04/15/2029(b)	349,000	345,924
		9,288,163
Airport Services-0.65%
Airport Authority (Hong Kong)
1.75%, 01/12/2027(b)	2,078,000	2,055,742
2.50%, 01/12/2032(b)(c)	1,305,000	1,300,855
3.25%, 01/12/2052(b)	1,971,000	1,947,135
3.50%, 01/12/2062(b)	1,728,000	1,767,632
		7,071,364
Apparel Retail-0.08%
Ross Stores, Inc., 3.38%, 09/15/2024	792,000	819,672
Application Software-0.20%
salesforce.com, inc.
2.90%, 07/15/2051	1,391,000	1,320,979
3.05%, 07/15/2061	844,000	803,053
		2,124,032
Asset Management & Custody Banks-0.77%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	214,000	220,329
Ares Capital Corp., 2.88%, 06/15/2028	936,000	900,735
Bank of New York Mellon Corp. (The), Series I, 3.75%(d)(e)	2,519,000	2,449,727
BlackRock, Inc., 2.10%, 02/25/2032	803,000	765,638
Blackstone Secured Lending Fund
2.75%, 09/16/2026	1,186,000	1,166,004
2.13%, 02/15/2027(b)	965,000	917,856
2.85%, 09/30/2028(b)	705,000	663,315
	Principal Amount	Value
Asset Management & Custody Banks-(continued)
CI Financial Corp. (Canada), 3.20%, 12/17/2030	$504,000	$497,800
FS KKR Capital Corp., 1.65%, 10/12/2024	849,000	824,585
		8,405,989
Auto Parts & Equipment-0.24%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75%, 04/01/2028(b)	1,225,000	1,203,079
5.38%, 03/01/2029(b)(c)	550,000	552,178
Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	955,000	883,757
		2,639,014
Automobile Manufacturers-0.66%
Ford Motor Credit Co. LLC
3.09%, 01/09/2023	1,223,000	1,227,464
2.70%, 08/10/2026	2,541,000	2,464,770
Hyundai Capital America
5.75%, 04/06/2023(b)(c)	310,000	324,671
5.88%, 04/07/2025(b)(c)	167,000	185,567
2.00%, 06/15/2028(b)	933,000	882,258
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	1,232,000	1,177,025
Volkswagen Group of America Finance LLC (Germany), 1.63%, 11/24/2027(b)(c)	993,000	943,030
		7,204,785
Automotive Retail-0.49%
Asbury Automotive Group, Inc., 5.00%, 02/15/2032(b)	516,000	512,860
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	2,262,000	2,225,797
Sonic Automotive, Inc.
4.63%, 11/15/2029(b)	1,615,000	1,579,203
4.88%, 11/15/2031(b)(c)	1,069,000	1,035,305
		5,353,165
Broadcasting-0.02%
Fox Corp., 4.71%, 01/25/2029	155,000	171,226
Building Products-0.22%
HP Communities LLC
5.78%, 03/15/2046(b)	150,000	175,170
5.86%, 09/15/2053(b)	100,000	115,869
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	954,000	892,887
Masco Corp.
1.50%, 02/15/2028	1,036,000	971,515
2.00%, 02/15/2031(c)	236,000	219,561
		2,375,002
Cable & Satellite-0.77%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/2033(b)	462,000	439,586
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
5.05%, 03/30/2029	162,000	178,771
3.50%, 06/01/2041	445,000	400,595
3.50%, 03/01/2042	1,141,000	1,028,358
3.90%, 06/01/2052	724,000	665,848
3.85%, 04/01/2061	555,000	479,739
4.40%, 12/01/2061	296,000	281,370
Comcast Corp.
4.15%, 10/15/2028	104,000	114,545
3.25%, 11/01/2039	536,000	536,294
3.45%, 02/01/2050(c)	429,000	428,517
2.80%, 01/15/2051	208,000	186,426
2.89%, 11/01/2051(b)	42,000	38,111
2.99%, 11/01/2063(b)	47,000	41,453
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Cable & Satellite-(continued)
Cox Communications, Inc.
2.60%, 06/15/2031(b)	$593,000	$570,634
2.95%, 10/01/2050(b)	153,000	133,699
3.60%, 06/15/2051(b)	1,447,000	1,422,352
Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	1,568,000	1,453,262
		8,399,560
Casinos & Gaming-0.02%
MGM China Holdings Ltd. (Macau), 5.38%, 05/15/2024(b)	218,000	217,165
Computer & Electronics Retail-0.11%
Dell International LLC/EMC Corp., 3.45%, 12/15/2051(b)	910,000	803,808
Leidos, Inc., 2.30%, 02/15/2031	396,000	364,997
		1,168,805
Consumer Finance-0.25%
Ally Financial, Inc.
2.20%, 11/02/2028(c)	683,000	651,800
Series C, 4.70%(c)(d)(e)	1,118,000	1,109,615
OneMain Finance Corp., 3.88%, 09/15/2028	1,014,000	945,920
		2,707,335
Data Processing & Outsourced Services-0.24%
Block, Inc., 3.50%, 06/01/2031(b)(c)	1,408,000	1,343,654
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	976,000	933,300
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	215,000	202,787
PayPal Holdings, Inc.
2.65%, 10/01/2026	92,000	94,428
2.85%, 10/01/2029	61,000	62,562
		2,636,731
Distributors-0.22%
Genuine Parts Co., 2.75%, 02/01/2032	2,461,000	2,396,331
Diversified Banks-6.57%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	280,000	299,807
African Export-Import Bank (The) (Supranational)
2.63%, 05/17/2026(b)	398,000	393,813
3.80%, 05/17/2031(b)	500,000	500,088
Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(b)(d)	532,000	492,985
Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(b)	1,050,000	1,023,871
Banco Mercantil del Norte S.A. (Mexico)
5.88%(b)(d)(e)	867,000	833,404
6.63%(b)(c)(d)(e)	846,000	818,759
Banco Santander S.A. (Spain)
1.72%, 09/14/2027(d)	1,200,000	1,151,017
2.75%, 12/03/2030	600,000	565,514
Bank of America Corp.
2.69%, 04/22/2032(d)	1,068,000	1,046,332
2.30%, 07/21/2032(d)	700,000	662,633
2.57%, 10/20/2032(d)	972,000	942,701
2.48%, 09/21/2036(d)	1,323,000	1,229,514
2.68%, 06/19/2041(d)	882,000	804,970
Series RR, 4.38%(c)(d)(e)	2,803,000	2,781,978
Barclays PLC (United Kingdom)
2.28%, 11/24/2027(d)	869,000	851,027
3.33%, 11/24/2042(d)	844,000	806,786
BNP Paribas S.A. (France)
1.32%, 01/13/2027(b)(d)	1,474,000	1,407,616
2.16%, 09/15/2029(b)(d)	724,000	689,081
4.63%(b)(d)(e)	1,809,000	1,782,770
	Principal Amount	Value
Diversified Banks-(continued)
BPCE S.A. (France)
2.05%, 10/19/2027(b)(d)	$1,254,000	$1,216,807
2.28%, 01/20/2032(b)(d)	701,000	652,202
Citigroup, Inc.
0.74% (SOFR + 0.69%), 01/25/2026(f)	752,000	754,258
3.11%, 04/08/2026(d)	243,000	249,544
3.98%, 03/20/2030(d)	429,000	459,460
4.41%, 03/31/2031(d)	204,000	224,810
2.57%, 06/03/2031(d)	361,000	351,972
2.56%, 05/01/2032(d)	697,000	675,655
2.52%, 11/03/2032(d)	650,000	626,727
3.06%, 01/25/2033(d)	651,000	657,949
2.90%, 11/03/2042(d)	985,000	921,890
3.88%(d)(e)	1,432,000	1,397,632
Series A, 5.95%(d)(e)	248,000	254,200
Series P, 5.95%(d)(e)	330,000	349,800
Citizens Bank N.A.
0.99% (3 mo. USD LIBOR + 0.81%), 05/26/2022(f)	250,000	250,610
2.25%, 04/28/2025	387,000	390,313
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	667,000	636,784
Corp. Andina de Fomento (Supranational), 1.25%, 10/26/2024	2,769,000	2,730,102
Credit Agricole S.A. (France)
1.91%, 06/16/2026(b)(d)	250,000	246,935
4.75%(b)(d)(e)	1,957,000	1,925,199
7.88%(b)(c)(d)(e)	597,000	648,805
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(b)(d)	930,000	891,788
Federation des Caisses Desjardins du Quebec (Canada), 2.05%, 02/10/2025(b)	662,000	660,443
HSBC Holdings PLC (United Kingdom)
2.25%, 11/22/2027(d)	1,304,000	1,277,655
2.87%, 11/22/2032(d)	1,713,000	1,659,952
ING Groep N.V. (Netherlands)
1.06% (SOFR + 1.01%), 04/01/2027(c)(f)	1,301,000	1,316,102
6.88%(b)(d)(e)	446,000	451,071
JPMorgan Chase & Co.
1.15% (3 mo. USD LIBOR + 0.89%), 07/23/2024(f)	128,000	129,190
2.08%, 04/22/2026(d)	313,000	311,767
3.70%, 05/06/2030(d)	429,000	454,021
2.58%, 04/22/2032(d)	661,000	643,312
2.55%, 11/08/2032(d)	129,000	125,151
2.96%, 01/25/2033(d)	651,000	655,813
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.64%, 10/13/2027(d)	823,000	794,086
2.49%, 10/13/2032(c)(d)	629,000	609,943
Mizuho Financial Group, Inc. (Japan)
2.20%, 07/10/2031(d)	907,000	860,147
2.56%, 09/13/2031	1,051,000	993,810
National Australia Bank Ltd. (Australia), 2.99%, 05/21/2031(b)	656,000	637,825
Nordea Bank Abp (Finland), 6.63%(b)(d)(e)	1,265,000	1,408,109
Royal Bank of Canada (Canada), 0.76% (SOFR + 0.71%), 01/21/2027(f)	2,377,000	2,381,109
Standard Chartered PLC (United Kingdom)
1.46%, 01/14/2027(b)(d)	1,304,000	1,243,370
2.68%, 06/29/2032(b)(d)	1,244,000	1,175,210
3.27%, 02/18/2036(b)(d)	1,002,000	950,425
4.30%(b)(c)(d)(e)	1,362,000	1,276,875
7.75%(b)(c)(d)(e)	2,174,000	2,289,026

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 07/08/2025	$417,000	$407,249
3.04%, 07/16/2029	205,000	208,689
2.13%, 07/08/2030	997,000	946,212
2.14%, 09/23/2030	602,000	559,928
Sumitomo Mitsui Trust Bank Ltd. (Japan), 1.35%, 09/16/2026(b)(c)	1,507,000	1,458,489
Turkiye Vakiflar Bankasi T.A.O. (Turkey), 5.50%, 10/01/2026(b)	3,448,000	3,206,585
U.S. Bancorp
1.38%, 07/22/2030(c)	206,000	187,679
2.49%, 11/03/2036(d)	2,032,000	1,953,067
3.70%(c)(d)(e)	1,303,000	1,254,138
UniCredit S.p.A. (Italy)
1.98%, 06/03/2027(b)(d)	992,000	943,616
3.13%, 06/03/2032(b)(d)	790,000	746,891
Wells Fargo & Co.
4.15%, 01/24/2029	429,000	467,508
Series BB, 3.90%(d)(e)	402,000	398,412
Westpac Banking Corp. (Australia), 3.13%, 11/18/2041	710,000	668,747
		71,309,730
Diversified Capital Markets-0.49%
Credit Suisse Group AG (Switzerland)
4.19%, 04/01/2031(b)(d)	383,000	407,880
4.50%(b)(c)(d)(e)	810,000	750,262
5.10%(b)(c)(d)(e)	492,000	477,855
5.25%(b)(d)(e)	471,000	470,859
7.13%(b)(d)(e)	1,826,000	1,854,285
7.50%(b)(d)(e)	631,000	657,748
UBS Group AG (Switzerland), 4.38%(b)(d)(e)	714,000	673,802
		5,292,691
Diversified Chemicals-0.04%
OCP S.A. (Morocco), 5.13%, 06/23/2051(b)	508,000	461,780
Diversified Metals & Mining-0.17%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)(c)	746,000	752,039
Rio Tinto Finance USA Ltd. (Australia), 2.75%, 11/02/2051(c)	1,239,000	1,139,509
		1,891,548
Diversified REITs-0.37%
American Campus Communities Operating Partnership L.P., 2.25%, 01/15/2029	591,000	566,522
Atlantic Marine Corps Communities LLC, 5.34%, 12/01/2050(b)	93,436	107,278
Brixmor Operating Partnership L.P.
4.05%, 07/01/2030	191,000	204,260
2.50%, 08/16/2031	465,000	439,595
CubeSmart L.P.
2.25%, 12/15/2028	329,000	319,602
2.50%, 02/15/2032	610,000	584,176
Fort Benning Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	242,128
Trust Fibra Uno (Mexico)
4.87%, 01/15/2030(b)	1,080,000	1,115,278
6.39%, 01/15/2050(b)	385,000	432,176
		4,011,015
Diversified Support Services-0.13%
Atento Luxco 1 S.A. (Brazil), 8.00%, 02/10/2026(b)	1,305,000	1,380,383
Drug Retail-0.26%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	2,937,000	2,854,022
	Principal Amount	Value
Education Services-0.23%
Grand Canyon University, 3.25%, 10/01/2023	$2,470,000	$2,455,470
Electric Utilities-1.52%
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	975,000	894,475
American Electric Power Co., Inc., 3.88%, 02/15/2062(d)	4,314,000	4,234,895
Commonwealth Edison Co., Series 127, 3.20%, 11/15/2049	287,000	283,423
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	200,000	204,963
Duke Energy Corp., 3.25%, 01/15/2082(d)	1,410,000	1,319,493
Enel Finance International N.V. (Italy), 2.88%, 07/12/2041(b)	1,160,000	1,034,157
Interconexion Electrica S.A. ESP (Colombia), 3.83%, 11/26/2033(b)	439,000	440,949
Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	5,000,000	4,933,000
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032	1,346,000	1,341,074
PacifiCorp, 2.90%, 06/15/2052	1,491,000	1,393,755
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(d)	410,000	401,132
		16,481,316
Electrical Components & Equipment-0.20%
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	2,179,000	2,145,127
Electronic Components-0.13%
Corning, Inc., 5.45%, 11/15/2079	1,134,000	1,420,898
Electronic Equipment & Instruments-0.12%
Teledyne Technologies, Inc., 2.75%, 04/01/2031	221,000	216,403
Vontier Corp.
1.80%, 04/01/2026	252,000	245,284
2.40%, 04/01/2028	476,000	457,226
2.95%, 04/01/2031	426,000	412,204
		1,331,117
Electronic Manufacturing Services-0.03%
Jabil, Inc., 3.00%, 01/15/2031	276,000	274,637
Environmental & Facilities Services-0.16%
Covanta Holding Corp., 4.88%, 12/01/2029(b)	1,212,000	1,209,946
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)(c)	509,000	479,908
		1,689,854
Financial Exchanges & Data-0.73%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)(c)	1,884,000	1,740,364
Coinbase Global, Inc.
3.38%, 10/01/2028(b)(c)	1,210,000	1,085,073
3.63%, 10/01/2031(b)	846,000	736,574
Moody’s Corp.
2.00%, 08/19/2031(c)	748,000	702,709
2.75%, 08/19/2041	876,000	807,393
3.10%, 11/29/2061	2,037,000	1,860,774
MSCI, Inc.
3.88%, 02/15/2031(b)	283,000	283,074
3.63%, 11/01/2031(b)	545,000	537,553
S&P Global, Inc., 1.25%, 08/15/2030(c)	171,000	154,551
		7,908,065
Food Distributors-0.08%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	884,000	832,065

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Food Retail-0.11%
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 05/13/2041(b)(c)	$267,000	$263,872
3.63%, 05/13/2051(b)	934,000	930,523
		1,194,395
Health Care Distributors-0.17%
McKesson Corp., 1.30%, 08/15/2026	1,951,000	1,867,259
Health Care REITs-0.08%
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031(c)	207,000	191,400
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	642,000	610,429
Welltower, Inc., 3.10%, 01/15/2030	50,000	50,892
		852,721
Health Care Services-0.53%
CVS Health Corp., 1.30%, 08/21/2027	420,000	395,489
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	1,443,000	1,399,759
Piedmont Healthcare, Inc.
2.86%, 01/01/2052(c)	2,000,000	1,869,375
Series 2032, 2.04%, 01/01/2032	1,275,000	1,204,864
Series 2042, 2.72%, 01/01/2042	1,000,000	927,416
		5,796,903
Health Care Supplies-0.20%
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/2029(b)	2,300,000	2,216,130
Highways & Railtracks-0.08%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	864,098	856,209
Homebuilding-0.49%
Lennar Corp., 4.75%, 11/29/2027(c)	1,709,000	1,888,334
M.D.C. Holdings, Inc.
3.85%, 01/15/2030	740,000	768,613
3.97%, 08/06/2061	2,631,000	2,334,394
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	315,000	320,435
		5,311,776
Hotels, Resorts & Cruise Lines-0.24%
Expedia Group, Inc.
4.63%, 08/01/2027	1,501,000	1,635,264
2.95%, 03/15/2031	495,000	476,759
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	486,000	462,048
		2,574,071
Independent Power Producers & Energy Traders-0.35%
AES Corp. (The)
1.38%, 01/15/2026	641,000	612,803
2.45%, 01/15/2031	365,000	345,515
Calpine Corp., 3.75%, 03/01/2031(b)	833,000	758,322
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	1,450,000	1,279,690
Vistra Corp., 7.00%(b)(d)(e)	796,000	793,178
		3,789,508
Industrial Conglomerates-0.09%
Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	931,000	920,363
Industrial Machinery-0.07%
Flowserve Corp., 2.80%, 01/15/2032(c)	801,000	755,101
Industrial REITs-0.13%
Duke Realty L.P., 2.88%, 11/15/2029	895,000	914,187
LXP Industrial Trust, 2.38%, 10/01/2031	589,000	547,608
		1,461,795
	Principal Amount	Value
Insurance Brokers-0.15%
Arthur J. Gallagher & Co., 3.50%, 05/20/2051	$417,000	$411,023
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	390,000	380,482
Marsh & McLennan Cos., Inc.
2.38%, 12/15/2031	452,000	437,525
2.90%, 12/15/2051	449,000	418,181
		1,647,211
Integrated Oil & Gas-1.14%
BP Capital Markets America, Inc., 3.06%, 06/17/2041	1,128,000	1,071,226
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	347,000	350,287
Lukoil Capital DAC (Russia), 2.80%, 04/26/2027(b)	2,709,000	2,516,458
Petroleos Mexicanos (Mexico), 6.70%, 02/16/2032(b)	1,323,000	1,311,086
Petronas Capital Ltd. (Malaysia)
2.48%, 01/28/2032(b)	452,000	438,913
3.40%, 04/28/2061(b)	1,716,000	1,669,833
Qatar Energy (Qatar), 3.30%, 07/12/2051(b)	1,070,000	1,049,674
SA Global Sukuk Ltd. (Saudi Arabia), 1.60%, 06/17/2026(b)	541,000	524,602
Shell International Finance B.V. (Netherlands)
2.88%, 11/26/2041	1,816,000	1,718,258
3.00%, 11/26/2051	1,816,000	1,729,355
		12,379,692
Integrated Telecommunication Services-0.75%
AT&T, Inc.
1.38% (3 mo. USD LIBOR + 1.18%), 06/12/2024(f)	61,000	62,126
3.10%, 02/01/2043	318,000	291,869
3.50%, 09/15/2053	481,000	459,252
3.55%, 09/15/2055	208,000	196,738
3.50%, 02/01/2061	206,000	188,836
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)(d)	1,870,000	1,848,458
IHS Holding Ltd. (Nigeria)
5.63%, 11/29/2026(b)	771,000	779,770
6.25%, 11/29/2028(b)	586,000	592,804
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)(c)	846,000	773,307
Verizon Communications, Inc.
3.88%, 02/08/2029	215,000	231,787
1.75%, 01/20/2031(c)	255,000	232,756
2.55%, 03/21/2031	278,000	271,218
2.36%, 03/15/2032(b)	416,000	395,146
2.65%, 11/20/2040	231,000	206,842
3.40%, 03/22/2041	301,000	298,782
2.88%, 11/20/2050	271,000	242,444
3.55%, 03/22/2051	133,000	134,909
3.00%, 11/20/2060	630,000	550,196
3.70%, 03/22/2061	370,000	372,738
		8,129,978
Interactive Home Entertainment-0.52%
Electronic Arts, Inc.
1.85%, 02/15/2031	604,000	561,970
2.95%, 02/15/2051	592,000	538,676
ROBLOX Corp., 3.88%, 05/01/2030(b)(c)	1,712,000	1,659,441
WMG Acquisition Corp.
3.75%, 12/01/2029(b)	1,711,000	1,629,458
3.00%, 02/15/2031(b)	1,333,000	1,208,758
		5,598,303

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-0.20%
Alphabet, Inc., 2.25%, 08/15/2060	$278,000	$226,616
Match Group Holdings II LLC
4.63%, 06/01/2028(b)	182,000	180,127
5.63%, 02/15/2029(b)	321,000	334,289
Twitter, Inc., 3.88%, 12/15/2027(b)(c)	1,477,000	1,476,077
		2,217,109
Internet & Direct Marketing Retail-0.32%
Amazon.com, Inc., 3.10%, 05/12/2051	1,760,000	1,742,592
Meituan (China), 2.13%, 10/28/2025(b)(c)	870,000	822,189
Prosus N.V. (China), 3.26%, 01/19/2027(b)	875,000	874,361
		3,439,142
Internet Services & Infrastructure-0.37%
Twilio, Inc.
3.63%, 03/15/2029(c)	717,000	689,005
3.88%, 03/15/2031	714,000	684,715
VeriSign, Inc., 2.70%, 06/15/2031	519,000	501,484
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	2,272,000	2,141,882
		4,017,086
Investment Banking & Brokerage-1.94%
Brookfield Finance I (UK) PLC (Canada), 2.34%, 01/30/2032(c)	858,000	814,316
Goldman Sachs Group, Inc. (The)
0.63% (SOFR + 0.58%), 03/08/2024(f)	1,231,000	1,230,739
0.75% (SOFR + 0.70%), 01/24/2025(f)	1,387,000	1,389,332
3.50%, 04/01/2025	213,000	221,448
0.84% (SOFR + 0.79%), 12/09/2026(c)(f)	942,000	942,345
1.09%, 12/09/2026(d)	357,000	339,658
0.86% (SOFR + 0.81%), 03/09/2027(c)(f)	1,597,000	1,591,040
0.97% (SOFR + 0.92%), 10/21/2027(f)	3,032,000	3,035,295
1.95%, 10/21/2027(d)	956,000	930,858
1.17% (SOFR + 1.12%), 02/24/2028(f)	682,000	686,141
1.99%, 01/27/2032(d)	405,000	372,619
2.62%, 04/22/2032(d)	259,000	251,184
2.38%, 07/21/2032(d)	697,000	661,649
2.65%, 10/21/2032(d)	1,160,000	1,129,889
3.10%, 02/24/2033(d)	806,000	811,309
3.21%, 04/22/2042(d)	273,000	264,875
3.44%, 02/24/2043(d)	971,000	972,220
Series V, 4.13%(d)(e)	746,000	728,842
Morgan Stanley
0.67% (SOFR + 0.63%), 01/24/2025(f)	989,000	991,865
2.19%, 04/28/2026(d)	158,000	157,886
2.24%, 07/21/2032(d)	1,153,000	1,088,077
2.51%, 10/20/2032(d)	718,000	693,313
2.94%, 01/21/2033(d)	971,000	974,572
3.22%, 04/22/2042(d)	188,000	185,364
National Securities Clearing Corp., 1.50%, 04/23/2025(b)	265,000	262,373
Raymond James Financial, Inc., 3.75%, 04/01/2051	301,000	317,581
		21,044,790
IT Consulting & Other Services-0.10%
DXC Technology Co., 2.38%, 09/15/2028	1,161,000	1,114,485
Life & Health Insurance-2.43%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	538,000	600,385
Athene Global Funding
1.20%, 10/13/2023(b)(c)	443,000	439,848
2.50%, 01/14/2025(b)	900,000	908,557
1.45%, 01/08/2026(b)	271,000	262,185
Athene Holding Ltd.
6.15%, 04/03/2030	227,000	271,300
3.95%, 05/25/2051	142,000	144,339
3.45%, 05/15/2052	1,446,000	1,347,052
	Principal Amount	Value
Life & Health Insurance-(continued)
Brighthouse Financial Global Funding, 1.20%, 12/15/2023(b)	$1,606,000	$1,589,121
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,746,000	1,617,547
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	4,125,000	4,124,258
F&G Global Funding
0.90%, 09/20/2024(b)	1,638,000	1,594,694
2.00%, 09/20/2028(b)	1,150,000	1,096,332
GA Global Funding Trust
2.25%, 01/06/2027(b)	1,781,000	1,748,527
1.95%, 09/15/2028(b)	1,405,000	1,326,792
2.90%, 01/06/2032(b)	1,837,000	1,765,123
MAG Mutual Holding Co., 4.75%, 04/30/2041(g)	3,179,000	3,106,806
Maple Grove Funding Trust I, 4.16%, 08/15/2051(b)	1,896,000	1,857,595
MetLife, Inc., 9.25%, 04/08/2038(b)(c)	350,000	518,844
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	129,000	142,535
Pacific Life Global Funding II, 0.67% (SOFR + 0.62%), 06/04/2026(b)(f)	1,271,000	1,276,949
Pacific LifeCorp, 3.35%, 09/15/2050(b)	259,000	263,282
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	197,000	203,975
Western & Southern Life Insurance Co. (The), 3.75%, 04/28/2061(b)	182,000	190,367
		26,396,413
Life Sciences Tools & Services-0.11%
Illumina, Inc., 2.55%, 03/23/2031	1,204,000	1,168,627
Managed Health Care-0.63%
Centene Corp., 2.50%, 03/01/2031	3,272,000	3,046,232
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/2041	1,760,000	1,677,538
Series 2021, 3.00%, 06/01/2051	2,180,000	2,118,705
		6,842,475
Multi-line Insurance-0.12%
Allianz SE (Germany), 3.20%(b)(d)(e)	829,000	767,861
American International Group, Inc., 3.40%, 06/30/2030	300,000	315,088
Fairfax Financial Holdings Ltd. (Canada), 3.38%, 03/03/2031	250,000	250,786
		1,333,735
Multi-Utilities-1.01%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(c)(d)	10,000,000	9,888,236
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030(c)	171,000	177,353
WEC Energy Group, Inc.
1.38%, 10/15/2027	473,000	447,342
1.80%, 10/15/2030	449,000	414,498
		10,927,429
Office REITs-0.24%
Boston Properties L.P., 3.25%, 01/30/2031	128,000	130,417
Office Properties Income Trust
4.25%, 05/15/2024	1,239,000	1,281,978
4.50%, 02/01/2025	407,000	424,789
2.65%, 06/15/2026	140,000	137,149
2.40%, 02/01/2027	712,000	673,292
		2,647,625
Oil & Gas Equipment & Services-0.10%
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)(c)	1,052,000	1,061,421

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Oil & Gas Exploration & Production-1.02%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	$324,000	$322,373
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039(b)	1,202,000	1,121,458
Continental Resources, Inc., 2.27%, 11/15/2026(b)(c)	512,000	496,251
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)
2.16%, 03/31/2034(b)	1,816,000	1,746,633
2.94%, 09/30/2040(b)	2,267,000	2,162,035
Gazprom PJSC Via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	2,242,000	2,012,901
Lundin Energy Finance B.V. (Netherlands)
2.00%, 07/15/2026(b)	779,000	763,601
3.10%, 07/15/2031(b)	779,000	761,791
Murphy Oil Corp., 6.38%, 07/15/2028(c)	592,000	619,750
Rockcliff Energy II LLC, 5.50%, 10/15/2029(b)	1,058,000	1,065,745
		11,072,538
Oil & Gas Refining & Marketing-0.04%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)(c)	497,000	479,692
Oil & Gas Storage & Transportation-1.23%
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	536,000	740,538
Enbridge, Inc. (Canada)
1.60%, 10/04/2026	1,075,000	1,041,942
3.40%, 08/01/2051(c)	519,000	495,594
Energy Transfer L.P.
5.50%, 06/01/2027	1,513,000	1,695,661
6.00%, 06/15/2048	31,000	36,659
Series 20Y, 5.80%, 06/15/2038	31,000	35,936
Kinder Morgan, Inc., 7.80%, 08/01/2031	1,299,000	1,767,434
MPLX L.P., 1.75%, 03/01/2026	809,000	789,035
NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	1,286,000	1,746,466
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	921,000	890,518
ONEOK, Inc., 6.35%, 01/15/2031	530,000	645,793
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)(c)	1,125,000	1,115,758
Williams Cos., Inc. (The)
2.60%, 03/15/2031(c)	1,607,000	1,548,506
3.50%, 10/15/2051	869,000	819,140
		13,368,980
Other Diversified Financial Services-2.64%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
4.50%, 09/15/2023	442,000	459,443
1.75%, 01/30/2026(c)	1,232,000	1,184,589
2.45%, 10/29/2026	2,883,000	2,831,497
3.00%, 10/29/2028	1,878,000	1,841,058
3.30%, 01/30/2032	1,484,000	1,450,397
3.40%, 10/29/2033	1,505,000	1,462,385
3.85%, 10/29/2041	1,709,000	1,675,622
AMC East Communities LLC, 6.01%, 01/15/2053(b)	186,951	222,581
Avolon Holdings Funding Ltd. (Ireland)
2.13%, 02/21/2026(b)	377,000	362,347
4.25%, 04/15/2026(b)	200,000	207,658
2.75%, 02/21/2028(b)	397,000	379,951
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/2031(b)	376,000	340,589
2.55%, 03/30/2032(b)	742,000	725,955
2.80%, 09/30/2050(b)	172,000	152,898
3.20%, 01/30/2052(b)	1,520,000	1,450,388
	Principal Amount	Value
Other Diversified Financial Services-(continued)
Blackstone Private Credit Fund
1.75%, 09/15/2024(b)	$693,000	$674,507
2.35%, 11/22/2024(b)	1,052,000	1,038,471
2.63%, 12/15/2026(b)	2,907,000	2,759,894
3.25%, 03/15/2027(b)(c)	1,151,000	1,124,646
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	1,236,000	1,158,267
Fuqing Investment Management Ltd. (China), 4.00%, 06/12/2022(b)	1,499,000	1,494,578
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	151,000	148,698
LSEGA Financing PLC (United Kingdom)
1.38%, 04/06/2026(b)	729,000	702,034
2.00%, 04/06/2028(b)(c)	677,000	652,315
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	223,261	234,315
Pacific Beacon LLC
5.38%, 07/15/2026(b)	64,375	67,100
5.51%, 07/15/2036(b)	500,000	561,713
Pershing Square Holdings Ltd. (Guernsey)
3.25%, 11/15/2030(b)	1,000,000	979,121
3.25%, 10/01/2031(b)	2,300,000	2,245,501
		28,588,518
Packaged Foods & Meats-0.51%
General Mills, Inc., 2.25%, 10/14/2031(c)	518,000	498,137
JBS Finance Luxembourg S.a.r.l., 3.63%, 01/15/2032(b)	924,000	882,157
JDE Peet’s N.V. (Netherlands)
1.38%, 01/15/2027(b)	1,373,000	1,299,636
2.25%, 09/24/2031(b)(c)	651,000	605,423
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)(c)	2,418,000	2,250,022
		5,535,375
Paper Packaging-0.25%
Berry Global, Inc.
4.88%, 07/15/2026(b)	1,021,000	1,046,346
1.65%, 01/15/2027	1,115,000	1,058,403
Sealed Air Corp., 1.57%, 10/15/2026(b)	682,000	651,157
		2,755,906
Pharmaceuticals-0.09%
AdaptHealth LLC, 4.63%, 08/01/2029(b)(c)	334,000	319,499
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	601,000	613,019
		932,518
Property & Casualty Insurance-0.40%
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	350,000	331,354
3.05%, 12/15/2061	726,000	687,075
Fidelity National Financial, Inc.
2.45%, 03/15/2031	272,000	259,232
3.20%, 09/17/2051	413,000	369,056
First American Financial Corp.
4.30%, 02/01/2023	142,000	146,444
2.40%, 08/15/2031	713,000	678,655
Stewart Information Services Corp., 3.60%, 11/15/2031	1,119,000	1,103,070
W.R. Berkley Corp.
3.55%, 03/30/2052(c)	169,000	169,730
3.15%, 09/30/2061	697,000	620,276
		4,364,892
Railroads-0.80%
Canadian Pacific Railway Co. (Canada)
1.75%, 12/02/2026(c)	421,000	413,305
6.13%, 09/15/2115	1,554,000	2,181,492

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Railroads-(continued)
CSX Corp., 6.15%, 05/01/2037	$3,888,000	$5,162,899
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	976,000	874,999
		8,632,695
Real Estate Development-1.03%
Agile Group Holdings Ltd. (China)
5.75%, 01/02/2025(b)(c)	208,000	89,440
5.50%, 04/21/2025(b)(c)	874,000	364,895
6.05%, 10/13/2025(b)(c)	488,000	204,960
5.50%, 05/17/2026(b)(c)	425,000	178,500
Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(b)	1,178,000	1,143,367
Country Garden Holdings Co. Ltd. (China)
4.75%, 07/25/2022(b)(c)	1,000,000	971,200
3.13%, 10/22/2025(b)	2,500,000	2,012,500
Essential Properties L.P., 2.95%, 07/15/2031	549,000	524,230
Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(b)(c)	962,000	943,505
Logan Group Co. Ltd. (China)
7.50%, 08/25/2022(b)	200,000	179,000
4.25%, 07/12/2025(b)(c)	725,000	536,500
4.50%, 01/13/2028(b)(c)	250,000	183,125
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	171,000	170,447
Shimao Group Holdings Ltd. (China), 4.75%, 07/03/2022(b)	553,000	356,021
Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)(c)	2,300,000	2,228,523
Sino-Ocean Land Treasure IV Ltd. (China)
5.25%, 04/30/2022(b)(c)	356,000	356,000
3.25%, 05/05/2026(b)	812,000	723,648
		11,165,861
Regional Banks-1.00%
Citizens Financial Group, Inc.
4.30%, 12/03/2025	1,457,000	1,562,650
2.50%, 02/06/2030	186,000	182,067
Series G, 4.00%(d)(e)	1,481,000	1,456,934
Fifth Third Bancorp
2.38%, 01/28/2025	220,000	223,279
2.55%, 05/05/2027	133,000	134,652
Huntington Bancshares, Inc., 2.49%, 08/15/2036(b)(d)	672,000	628,434
KeyCorp, 2.25%, 04/06/2027	271,000	270,124
M&T Bank Corp., 3.50%(c)(d)(e)	702,000	661,712
SVB Financial Group
2.10%, 05/15/2028	392,000	383,174
1.80%, 02/02/2031	519,000	475,198
Series C, 4.00%(c)(d)(e)	1,591,000	1,550,410
Series D, 4.25%(d)(e)	2,008,000	1,980,390
Series E, 4.70%(d)(e)	1,348,000	1,343,215
		10,852,239
Reinsurance-0.24%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	274,000	251,655
Global Atlantic Fin Co.
4.40%, 10/15/2029(b)	292,000	307,733
3.13%, 06/15/2031(b)	468,000	447,518
4.70%, 10/15/2051(b)(d)	1,648,000	1,643,927
		2,650,833
Renewable Electricity-0.11%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	1,198,000	1,204,409
	Principal Amount	Value
Residential REITs-0.24%
American Homes 4 Rent L.P.
2.38%, 07/15/2031	$186,000	$176,643
3.38%, 07/15/2051	199,000	186,214
Invitation Homes Operating Partnership L.P.
2.30%, 11/15/2028	337,000	325,338
2.70%, 01/15/2034	1,049,000	984,637
Mid-America Apartments L.P., 2.88%, 09/15/2051(c)	192,000	177,887
Spirit Realty L.P.
2.10%, 03/15/2028	234,000	224,237
3.40%, 01/15/2030	141,000	144,255
2.70%, 02/15/2032	221,000	212,372
Sun Communities Operating L.P., 2.70%, 07/15/2031	233,000	224,016
		2,655,599
Restaurants-0.06%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	746,000	691,699
Retail REITs-0.36%
Agree L.P.
2.00%, 06/15/2028	299,000	286,631
2.60%, 06/15/2033	390,000	369,949
Kimco Realty Corp.
1.90%, 03/01/2028	298,000	286,054
2.70%, 10/01/2030	153,000	151,085
2.25%, 12/01/2031(c)	916,000	865,639
Kite Realty Group Trust, 4.75%, 09/15/2030	169,000	183,864
National Retail Properties, Inc., 3.50%, 04/15/2051	438,000	428,900
Realty Income Corp.
2.20%, 06/15/2028	200,000	196,224
3.25%, 01/15/2031(c)	196,000	204,502
Simon Property Group L.P., 1.38%, 01/15/2027(c)	953,000	915,130
		3,887,978
Semiconductors-0.41%
Broadcom, Inc.
2.45%, 02/15/2031(b)	295,000	275,888
4.30%, 11/15/2032	310,000	332,049
3.42%, 04/15/2033(b)	234,000	233,382
3.47%, 04/15/2034(b)	884,000	876,859
3.19%, 11/15/2036(b)	345,000	328,313
Marvell Technology, Inc., 2.95%, 04/15/2031	849,000	836,763
Micron Technology, Inc.
4.98%, 02/06/2026	27,000	29,476
4.19%, 02/15/2027	119,000	127,047
2.70%, 04/15/2032	640,000	612,749
3.37%, 11/01/2041	434,000	413,582
Skyworks Solutions, Inc.
1.80%, 06/01/2026(c)	129,000	125,207
3.00%, 06/01/2031	262,000	252,079
		4,443,394
Soft Drinks-0.34%
Coca-Cola Europacific Partners PLC (United Kingdom), 1.50%, 01/15/2027(b)(c)	698,000	672,305
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	2,973,000	2,995,227
		3,667,532
Sovereign Debt-2.60%
China Government International Bond (China), 2.50%, 10/26/2051(b)(c)	4,821,000	4,704,958
Dominican Republic International Bond (Dominican Republic), 5.30%, 01/21/2041(b)	560,000	533,406

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Sovereign Debt-(continued)
Egypt Government International Bond (Egypt)
5.25%, 10/06/2025(b)(c)	$519,000	$515,678
3.88%, 02/16/2026(b)	842,000	772,596
5.88%, 02/16/2031(b)(c)	689,000	584,120
Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	1,119,000	882,326
Guatemala Government Bond (Guatemala), 3.70%, 10/07/2033(b)	3,623,000	3,441,886
Indonesia Government International Bond (Indonesia), 3.20%, 09/23/2061	1,160,000	1,015,911
Mexico Government International Bond (Mexico)
3.50%, 02/12/2034	1,645,000	1,589,892
4.40%, 02/12/2052	2,256,000	2,181,552
Morocco Government International Bond (Morocco), 4.00%, 12/15/2050(b)	365,000	314,119
Oman Government International Bond (Oman), 6.25%, 01/25/2031(b)(c)	795,000	847,455
Paraguay Government International Bond (Paraguay), 5.40%, 03/30/2050(b)	1,200,000	1,290,012
Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	1,886,000	1,787,664
Qatar Government International Bond (Qatar), 3.38%, 03/14/2024(b)	200,000	207,439
Turkey Government International Bond (Turkey)
5.60%, 11/14/2024	2,500,000	2,469,917
4.75%, 01/26/2026	763,000	711,995
UAE International Government Bond (United Arab Emirates)
2.00%, 10/19/2031(b)	733,000	709,495
2.88%, 10/19/2041(b)	1,108,000	1,080,733
3.25%, 10/19/2061(b)	1,390,000	1,374,439
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	1,278,000	1,185,003
		28,200,596
Specialized Finance-0.09%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	894,000	932,464
Specialized REITs-0.63%
American Tower Corp.
2.70%, 04/15/2031	829,000	804,153
3.10%, 06/15/2050	298,000	266,597
2.95%, 01/15/2051	703,000	613,996
Crown Castle International Corp., 2.50%, 07/15/2031	1,036,000	990,773
Extra Space Storage L.P.
2.55%, 06/01/2031	360,000	346,229
2.35%, 03/15/2032	1,024,000	961,818
Life Storage L.P., 2.40%, 10/15/2031	891,000	849,452
SBA Communications Corp.
3.88%, 02/15/2027(c)	1,190,000	1,203,834
3.13%, 02/01/2029	892,000	832,660
		6,869,512
Specialty Chemicals-0.68%
Braskem Idesa S.A.P.I. (Mexico)
7.45%, 11/15/2029(b)	289,000	296,955
6.99%, 02/20/2032(b)	2,162,000	2,148,952
Sasol Financing USA LLC (South Africa)
4.38%, 09/18/2026	1,785,000	1,766,454
5.50%, 03/18/2031	3,250,000	3,182,936
		7,395,297
Systems Software-0.20%
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(c)	1,409,000	1,323,051
	Principal Amount	Value
Systems Software-(continued)
Oracle Corp., 3.60%, 04/01/2050	$390,000	$347,075
VMware, Inc., 2.20%, 08/15/2031	504,000	470,699
		2,140,825
Technology Hardware, Storage & Peripherals-0.12%
Apple, Inc.
2.65%, 05/11/2050	268,000	244,633
2.80%, 02/08/2061	1,197,000	1,086,758
		1,331,391
Trading Companies & Distributors-0.08%
Air Lease Corp., 2.20%, 01/15/2027	676,000	658,032
Aircastle Ltd., 4.40%, 09/25/2023	215,000	222,912
		880,944
Trucking-0.55%
Aviation Capital Group LLC, 4.13%, 08/01/2025(b)	44,000	45,747
SMBC Aviation Capital Finance DAC (Ireland)
4.13%, 07/15/2023(b)	204,000	210,825
1.90%, 10/15/2026(b)(c)	844,000	824,050
Triton Container International Ltd. (Bermuda)
2.05%, 04/15/2026(b)	901,000	883,044
3.15%, 06/15/2031(b)	2,283,000	2,243,998
Uber Technologies, Inc., 4.50%, 08/15/2029(b)(c)	1,800,000	1,749,375
		5,957,039
Wireless Telecommunication Services-0.72%
T-Mobile USA, Inc.
2.25%, 02/15/2026(b)	846,000	816,716
2.63%, 04/15/2026	861,000	844,568
3.40%, 10/15/2052(b)	2,831,000	2,623,692
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	1,110,000	1,012,942
Vodafone Group PLC (United Kingdom)
3.25%, 06/04/2081(c)(d)	691,000	659,338
4.13%, 06/04/2081(c)(d)	882,000	841,666
5.13%, 06/04/2081(d)	1,011,000	994,955
		7,793,877
Total U.S. Dollar Denominated Bonds & Notes (Cost $522,894,685)		505,718,726
U.S. Treasury Securities-25.91%
U.S. Treasury Bills-0.28%(h)
0.05%, 02/17/2022(i)	2,976,000	2,975,967
U.S. Treasury Bonds-6.78%
2.00%, 11/15/2041	36,984,600	36,016,643
2.00%, 08/15/2051	38,422,700	37,585,205
		73,601,848
U.S. Treasury Notes-18.85%
0.88%, 01/31/2024	20,254,000	20,139,280
1.13%, 01/15/2025	1,980,000	1,966,156
1.50%, 01/31/2027	78,170,000	77,742,508
1.75%, 01/31/2029	28,600,700	28,616,341
1.38%, 11/15/2031	78,912,400	76,057,990
		204,522,275
Total U.S. Treasury Securities (Cost $284,770,693)		281,100,090

Asset-Backed Securities-21.22%
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,460,000	4,291,511
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(j)	145,542	145,435

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value

Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	$434,105	$434,485
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(j)	555,914	553,375
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(j)	1,772,897	1,748,844
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2017-2A, Class AR2, 1.44% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(f)	3,000,000	3,005,034
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A, 3.22%, 04/14/2033(b)	10,000,000	10,301,062
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(j)	1,957,584	1,967,776
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(j)	1,957,584	1,911,897
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(j)	1,923,112	1,912,991
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(j)	2,171,586	2,188,518
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(j)	2,649,825	2,597,782
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.25% (1 mo. USD LIBOR + 0.14%), 11/25/2036(f)	177,491	175,483
Benchmark Mortgage Trust
Series 2018-B3, Class C, 4.54%, 04/10/2051(j)	2,500,000	2,652,531
Series 2019-B14, Class A5, 3.05%, 12/15/2062	2,000,000	2,074,012
Series 2019-B14, Class C, 3.78%, 12/15/2062(j)	930,000	947,487
Series 2019-B15, Class B, 3.56%, 12/15/2072	2,000,000	2,069,985
Series 2019-B9, Class C, 4.97%, 03/15/2052(j)	3,369,000	3,721,491
Series 2020-B17, Class C, 3.37%, 03/15/2053(j)	3,000,000	3,005,153
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(j)	917,973	912,805
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(b)(j)	3,014,472	3,002,181
BX Commercial Mortgage Trust
Series 2021-ACNT, Class A, 0.96% (1 mo. USD LIBOR + 0.85%), 11/15/2026(b)(f)	1,135,000	1,134,863
Series 2021-VOLT, Class C, 1.21% (1 mo. USD LIBOR + 1.10%), 09/15/2036(b)(f)	3,005,000	2,979,640
Series 2021-VOLT, Class D, 1.76% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(f)	8,799,000	8,728,696
Series 2021-XL2, Class B, 1.10% (1 mo. USD LIBOR + 1.00%), 10/15/2038(b)(f)	790,000	785,227
BX Trust
Series 2021-LGCY, Class B, 0.96% (1 mo. USD LIBOR + 0.86%), 10/15/2023(b)(f)	10,000,000	9,870,436
Series 2022-LBA6, Class A, 1.06% (1.00% + SOFR Term Rate), 01/15/2039(b)(f)	2,085,000	2,088,048
Series 2022-LBA6, Class B, 1.36% (1.30% + SOFR Term Rate), 01/15/2039(b)(f)	1,285,000	1,287,236
Series 2022-LBA6, Class C, 1.66% (1.60% + SOFR Term Rate), 01/15/2039(b)(f)	690,000	691,390
	Principal Amount	Value

Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(j)	$118,247	$119,509
CIFC Funding Ltd. (Cayman Islands), Series 2014-5A, Class A1R2, 1.44% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(f)	1,281,000	1,281,918
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class D, 4.42%, 04/10/2046(b)(j)	1,650,000	1,667,408
Series 2014-GC23, Class B, 4.18%, 07/10/2047(j)	184,000	191,433
Citigroup Mortgage Loan Trust, Inc.
Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(j)	63,004	63,069
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(j)	2,022,844	1,985,474
COLT Mortgage Loan Trust
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(j)	724,564	724,495
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(j)	168,715	167,542
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(j)	111,139	111,452
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(j)	1,815,000	1,814,982
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(k)	272,673	272,793
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(j)	803,103	793,654
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(j)	414,557	408,189
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,460,663
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,960,000	2,029,515
Dryden 93 CLO Ltd. (Cayman Islands), Series 2021-93A, Class A1A, 1.24% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(f)	532,495	533,066
DT Auto Owner Trust
Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	81,447	81,934
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	214,000	217,632
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(j)	356,695	357,611
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(j)	76,318	76,288
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(j)	479,072	471,151
Series 2022-1, Class A1, 2.21%, 02/25/2026(b)(j)	1,630,000	1,630,000
Extended Stay America Trust, Series 2021-ESH, Class B, 1.49% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(f)	690,749	691,431
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(j)	3,434,043	3,420,313
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(j)	1,246,691	1,240,704
FREMF Mortgage Trust, Series 2013-K29, Class X2A, IO, 0.13%, 05/25/2046(b)(l)	25,631,864	20,593
GCAT Trust, Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(j)	481,015	481,329

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value

GoldenTree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2021-9A, Class A, 1.32% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(f)	$4,000,000	$4,001,168
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 1.16% (3 mo. USD LIBOR + 0.91%), 11/20/2030(b)(f)	2,362,000	2,363,689
GoldenTree Loan Management US CLO 5 Ltd. (Cayman Islands), Series 2019-5A, Class AR, 1.32% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(f)	5,000,000	5,004,300
Golub Capital Partners CLO 40(A) Ltd. (Cayman Islands), Series 2019-40A, Class AR, 1.35% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(f)	8,000,000	7,998,704
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class C, 1.96% (1 mo. USD LIBOR + 1.85%), 07/15/2032(b)(f)	500,000	500,039
GS Mortgage Securities Trust
Series 2013-GC14, Class B, 4.82%, 08/10/2046(b)(j)	325,000	335,811
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	1,560,000	1,603,229
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	1,530,000	1,515,715
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(j)	4,699,179	4,674,740
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	539,000	524,664
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	286,000	280,425
Hertz Vehicle Financing LLC
Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	394,000	386,443
Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	175,000	172,616
IP Lending III Ltd. (Cayman Islands), Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)	1,474,000	1,474,000
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(j)	2,752,642	2,731,431
JPMDB Commercial Mortgage Securities Trust
Series 2020-COR7, Class A5, 2.18%, 05/13/2053	3,000,000	2,921,843
Series 2020-COR7, Class C, 3.73%, 05/13/2053(j)	2,908,000	2,993,309
KKR CLO 30 Ltd. (Cayman Islands), Series 30A, Class A1R, 1.26% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(f)	5,000,000	5,002,490
Life Mortgage Trust
Series 2021-BMR, Class A, 0.81% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(f)	1,830,000	1,822,776
Series 2021-BMR, Class B, 0.99% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(f)	1,235,000	1,225,698
Series 2021-BMR, Class C, 1.21% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(f)	500,000	495,265
Med Trust
Series 2021-MDLN, Class A, 1.06% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(f)	1,360,000	1,360,191
Series 2021-MDLN, Class B, 1.56% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(f)	2,204,000	2,205,257
	Principal Amount	Value

Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(j)	$1,193,365	$1,190,083
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(j)	1,261,224	1,254,701
MFA Trust
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(j)	1,450,210	1,417,590
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(j)	1,799,691	1,790,265
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(j)	4,927,390	4,840,121
MHP Commercial Mortgage Trust
Series 2021-STOR, Class A, 0.81% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(f)	815,000	811,345
Series 2021-STOR, Class B, 1.01% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(f)	615,000	612,343
MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.56%, 10/09/2042(b)	1,500,000	1,465,590
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.53%, 10/15/2048(j)	1,032,000	1,085,414
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,666,571
Motel Trust
Series 2021-MTL6, Class A, 1.01% (1 mo. USD LIBOR + 0.90%), 09/15/2038(b)(f)	7,045,000	7,052,308
Series 2021-MTL6, Class B, 1.31% (1 mo. USD LIBOR + 1.20%), 09/15/2038(b)(f)	225,000	224,856
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class A, 1.30% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(f)	1,023,000	1,023,345
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(j)	244,782	245,398
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(j)	756,577	758,071
OBX Trust, Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(j)	2,155,000	2,155,524
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(j)	1,406,302	1,399,492
OCP CLO Ltd. (Cayman Islands)
Series 2017-13A, Class A1AR, 1.20% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(f)	3,000,000	3,002,037
Series 2020-8RA, Class A1, 1.46% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(f)	1,730,000	1,731,259
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-1A, Class AR, 1.30% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(f)	4,000,000	4,001,432
Octagon Investment Partners 49 Ltd. (Cayman Islands), Series 2020-5A, Class A1, 1.46% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(f)	3,000,000	3,001,545
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	457,000	453,671
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(j)	2,276,246	2,249,470
PPM CLO 3 Ltd. (Cayman Islands), Series 2019-3A, Class AR, 1.33% (3 mo. USD LIBOR + 1.09%), 04/17/2034(b)(f)	250,000	250,127
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	870,000	862,254

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value

Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 1.20% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(f)	$672,370	$672,489
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(j)	41,919	41,848
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(j)	119,213	119,139
Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	1,604,936	1,659,326
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,833,867	1,759,659
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,873,733	1,806,003
STAR Trust
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(j)	1,596,455	1,592,085
Series 2021-SFR1, Class B, 0.86% (1 mo. USD LIBOR + 0.75%), 04/17/2038(b)(f)	475,000	474,014
Series 2021-SFR1, Class C, 1.16% (1 mo. USD LIBOR + 1.05%), 04/17/2038(b)(f)	1,125,000	1,123,417
Series 2021-SFR1, Class D, 1.41% (1 mo. USD LIBOR + 1.30%), 04/17/2038(b)(f)	1,665,000	1,662,760
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	105,621	105,697
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(j)	1,029,961	1,021,645
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(j)	2,986,700	2,954,503
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(j)	2,247,000	2,252,463
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	454,859	466,210
Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 05/25/2046(b)	143,250	149,390
Taconic Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A1R, 1.25% (3 mo. USD LIBOR + 1.00%), 01/20/2029(b)(f)	958,000	958,490
Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	1,513,400	1,489,662
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	1,133,778	1,074,081
Verus Securitization Trust
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(j)	112,603	112,617
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(j)	1,569,993	1,544,677
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(j)	2,061,352	2,035,073
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(j)	2,308,207	2,280,240
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	1,656,474	1,650,039
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	400,604	397,524
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.43%, 01/15/2059(m)	1,501,337	68,368
Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	460,000	484,802
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.39%, 10/15/2057(j)	307,000	321,207
	Principal Amount	Value

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	$4,289,250	$4,273,697
Total Asset-Backed Securities (Cost $233,149,501)		230,189,262
U.S. Government Sponsored Agency Mortgage-Backed Securities-8.48%
Collateralized Mortgage Obligations-0.59%
Fannie Mae Multifamily Connecticut Avenue Securities, Series 2019-01, Class M7, 1.81% (1 mo. USD LIBOR + 1.70%), 10/15/2049(b)(f)(n)	698,222	690,509
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 4.67%, 11/25/2055(b)(j)	929,625	1,017,119
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series 2013-K026, Class X1, IO, 0.93%, 11/25/2022(m)	4,767,350	27,103
Series 2013-K035, Class X1, IO, 0.33%, 08/25/2023(m)	7,677,247	37,394
Series 2014-K036, Class X1, IO, 0.77%, 10/25/2023(m)	5,624,022	60,832
Series 2014-K037, Class X1, IO, 0.93%, 01/25/2024(m)	5,973,573	92,443
Series 2015-K042, Class X1, IO, 1.03%, 12/25/2024(m)	4,200,411	108,967
Series 2017-K066, Class AM, 3.20%, 06/25/2027	250,000	266,376
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	1,055,472
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	1,092,412
Series 2018-K154, Class A3, 3.46%, 11/25/2032	1,000,000	1,106,182
Series K038, Class X1, IO, 1.10%, 03/25/2024(m)	3,939,784	80,425
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056(k)	295,302	307,682
Series 2017-4, Class HT, 3.25%, 06/25/2057(k)	483,001	499,974
		6,442,890
Federal Home Loan Mortgage Corp. (FHLMC)-0.35%
0.00%, 12/14/2029(o)	150,000	129,176
3.55%, 10/01/2033	474,270	510,807
3.00%, 10/01/2034	337,720	351,313
4.00%, 11/01/2048 to 07/01/2049	342,524	363,605
3.50%, 08/01/2049	2,317,627	2,429,251
		3,784,152
Federal National Mortgage Association (FNMA)-1.28%
2.86%, 09/01/2029	497,415	525,054
2.99%, 09/01/2029	500,000	528,311
2.82%, 10/01/2029	497,947	524,385
3.05%, 10/01/2029	498,000	523,751
2.90%, 11/01/2029	500,000	525,650
3.08%, 10/01/2032	750,000	809,598
3.24%, 11/01/2032	464,003	498,057
3.31%, 01/01/2033	1,000,000	1,097,586
2.50%, 10/01/2034 to 12/01/2034	2,681,058	2,759,273
3.50%, 05/01/2047 to 06/01/2047	2,062,121	2,180,330
4.00%, 11/01/2047	102,636	109,337
3.00%, 09/01/2049 to 10/01/2049	3,698,362	3,816,651
		13,897,983
Government National Mortgage Association (GNMA)-1.11%
4.00%, 07/20/2049	64,387	67,400

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Government National Mortgage Association (GNMA)-(continued)
TBA, 2.00%, 02/01/2052(p)	$6,645,000	$6,569,984
TBA, 2.50%, 02/01/2052(p)	5,400,000	5,436,703
		12,074,087
Uniform Mortgage-Backed Securities-5.15%
TBA, 1.50%, 02/01/2037(p)	8,760,000	8,622,783
TBA, 2.00%, 02/01/2037 to 02/01/2052(p)	30,491,850	29,871,997
TBA, 2.50%, 02/01/2052(p)	17,400,000	17,379,609
		55,874,389
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $91,874,228)		92,073,501
	Shares
Preferred Stocks-0.51%
Asset Management & Custody Banks-0.02%
Bank of New York Mellon Corp. (The), Series G, Pfd., 4.70%, (d)	247,000	260,894
Diversified Banks-0.35%
Citigroup, Inc.
Series U, Pfd., 5.00%, (c)(d)	1,196,000	1,212,313
Series W, Pfd., 4.00%, (d)	691,000	684,090
JPMorgan Chase & Co., Series I, Pfd., 3.77% (3 mo. USD LIBOR + 3.47%), (f)	1,491,000	1,498,419
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%,	266	378,813
		3,773,635
Integrated Telecommunication Services-0.05%
AT&T, Inc., Series B, Pfd., 2.88%, (d)	500,000	556,165
Investment Banking & Brokerage-0.04%
Charles Schwab Corp. (The), Series H, Pfd., 4.00%, (d)	410,000	402,218
Life & Health Insurance-0.02%
MetLife, Inc., Series G, Pfd., 3.85%, (c)(d)	242,000	244,420
Other Diversified Financial Services-0.03%
Equitable Holdings, Inc., Series B, Pfd., 4.95%, (d)	269,000	277,070
Total Preferred Stocks (Cost $5,442,859)		5,514,402
	Principal Amount
U.S. Government Sponsored Agency Securities-0.28%
Fannie Mae STRIPS
0.00%, 05/15/2029(o)	$450,000	393,253
0.00%, 01/15/2030(o)	1,300,000	1,114,362
0.00%, 05/15/2030(o)	850,000	721,495
Freddie Mac STRIPS, 0.00%, 09/15/2030(o)	350,000	293,362
Tennessee Valley Authority
5.38%, 04/01/2056(c)	100,000	159,258
4.25%, 09/15/2065	250,000	341,067
Total U.S. Government Sponsored Agency Securities (Cost $2,470,123)		3,022,797

Municipal Obligations-0.26%
California State University
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	695,000	647,874
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	1,040,000	974,631
	Principal Amount		Value

Illinois (State of), Series 2010-1, GO Bonds, (INS - AGM), 6.63%, 02/01/2035(q)		$200,000	$246,831
Los Angeles (City of), CA Department of Water & Power System Revenue, Series 2010, RB, 6.57%, 07/01/2045		255,000	408,791
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041		580,000	561,241
Total Municipal Obligations(r) (Cost $2,907,253)			2,839,368

Agency Credit Risk Transfer Notes-0.08%
Fannie Mae Connecticut Avenue Securities
Series 2019-R03, Class 1M2, 2.26% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(f)(n)		41,382	41,558
Series 2019-R06, Class 2M2, 2.21% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(f)(n)		40,289	40,341
Freddie Mac
Series 2016-DNA4, Class M3, STACR®, 3.91% (1 mo. USD LIBOR + 3.80%), 03/25/2029(f)(s)		177,232	183,449
Series 2020-DNA5, Class M2, STACR®, 2.85% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(f)(s)		617,586	623,950
Total Agency Credit Risk Transfer Notes (Cost $886,050)			889,298
Non-U.S. Dollar Denominated Bonds & Notes-0.04%(t)
Movies & Entertainment-0.01%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR	100,000	130,685
Sovereign Debt-0.03%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2030(b)	EUR	309,000	267,040
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $454,258)			397,725
	Shares
Options Purchased-0.20%†
(Cost $2,065,673)			2,220,238
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-103.59% (Cost $1,146,915,323)			1,123,965,407
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.23%
Invesco Private Government Fund, 0.02%(u)(v)(w)		5,562,018	5,562,018
Invesco Private Prime Fund, 0.11%(u)(v)(w)		83,674,977	83,691,709
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $89,253,730)			89,253,727
TOTAL INVESTMENTS IN SECURITIES-111.82% (Cost $1,236,169,053)			1,213,219,134
OTHER ASSETS LESS LIABILITIES-(11.82)%			(128,270,015)
NET ASSETS-100.00%			$1,084,949,119

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
AGM	-Assured Guaranty Municipal Corp.
CLO	-Collateralized Loan Obligation
Conv.	-Convertible
Ctfs.	-Certificates
EUR	-Euro
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
RB	-Revenue Bonds
Ref.	-Refunding
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $445,500,604, which represented 41.06% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2022.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	$2,975,967 was pledged as collateral to cover margin requirements for open futures contracts.
(j)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2022.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2022.
(n)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(o)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(p)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(q)	Principal and/or interest payments are secured by the bond insurance company listed.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(t)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(u)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$21,439,698	$147,918,493	$(163,796,173)	$-	$-	$5,562,018	$1,832*
Invesco Private Prime Fund	50,025,963	349,540,090	(315,869,090)	(4)	(5,250)	83,691,709	22,712*
Total	$71,465,661	$497,458,583	$(479,665,263)	$(4)	$(5,250)	$89,253,727	$24,544

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
(v)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
†	The table below details options purchased.

Open Exchange-Traded Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*		Value
Equity Risk
iShares China Large-Cap ETF	Call	01/20/2023	1,153	$41	$4,727,300	$276,720
Apple, Inc.	Call	09/16/2022	5	185	92,500	6,125
Alphabet, Inc., Class C	Call	09/16/2022	1	2,900	290,000	17,750
Energy Select Sector SPDR Fund	Call	06/17/2022	760	66	5,016,000	364,800
Microsoft Corp.	Call	09/16/2022	6	315	189,000	15,990
Total Exchange-Traded Equity Options Purchased						$681,385

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*		Value
Equity Risk
S&P 500 Index	Call	07/15/2022	34	$4,500	$15,300,000	$837,420

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*		Value
Equity Risk
Energy Select Sector SPDR Fund	Call	06/17/2022	760	$ 70	$(5,320,000)	$(239,400)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	07/15/2022	33	$ 4,800	$(15,840,000)	$(304,260)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus JPY	Put	Goldman Sachs International	07/08/2022	AUD	79	JPY	16,766,664	$ 233,811
AUD versus JPY	Put	Goldman Sachs International	07/08/2022	AUD	79	JPY	33,533,336	467,622
Total Foreign Currency Options Purchased								$701,433

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	414	March-2022	$89,695,687	$(683,241)	$(683,241)
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2022
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	126	March-2022	$19,608,750	$(728,661)	$(728,661)
U.S. Treasury 5 Year Notes	92	March-2022	10,966,688	(122,373)	(122,373)
Subtotal—Long Futures Contracts				(1,534,275)	(1,534,275)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	817	March-2022	(104,550,469)	1,414,442	1,414,442
U.S. Treasury 10 Year Ultra Notes	609	March-2022	(86,982,328)	664,819	664,819
U.S. Treasury Ultra Bonds	19	March-2022	(3,589,812)	234,497	234,497
Subtotal—Short Futures Contracts				2,313,758	2,313,758
Total Futures Contracts				$779,483	$779,483

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to					Unrealized Appreciation (Depreciation)
		Deliver			Receive
Currency Risk
2/17/2022	Citibank, N.A.	EUR	1,031,000	USD	1,197,867	$41,750
7/12/2022	Citigroup Global Markets	AUD	5,030,000	JPY	416,799,783	80,293
7/12/2022	Virtu Financial BD LLC	AUD	5,030,000	JPY	416,968,389	81,761
Subtotal—Appreciation							203,804
Currency Risk
7/12/2022	Virtu Financial BD LLC	JPY	829,301,420	AUD	10,060,000	(123,170)
Subtotal—Depreciation							(123,170)
Total Forward Foreign Currency Contracts							$80,634

Abbreviations:
AUD	-Australian Dollar
EUR	-Euro
JPY	-Japanese Yen
USD	-U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Ultra Short Duration ETF (GSY)
January 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-41.05%
Aerospace & Defense-0.07%
Boeing Co. (The), 1.17%, 02/04/2023	$2,046,000	$2,043,262
Agricultural & Farm Machinery-0.10%
John Deere Capital Corp., 1.20%, 04/06/2023	2,687,000	2,691,988
Application Software-0.18%
Intuit, Inc., 0.65%, 07/15/2023	5,000,000	4,959,313
Asset Management & Custody Banks-0.27%
Ares Capital Corp., 3.50%, 02/10/2023	7,250,000	7,394,742
Automobile Manufacturers-6.58%
BMW US Capital LLC (Germany)
3.80%, 04/06/2023(b)	10,000,000	10,297,689
0.75%, 08/12/2024(b)(c)	11,111,000	10,871,348
Daimler Finance North America LLC (Germany)
3.40%, 02/22/2022(b)	22,290,000	22,327,620
2.55%, 08/15/2022(b)	500,000	504,849
3.35%, 02/22/2023(b)	21,462,000	22,049,353
General Motors Financial Co., Inc.
1.70%, 08/18/2023	20,000,000	20,022,138
1.20%, 10/15/2024	8,824,000	8,637,197
Hyundai Capital America
1.25%, 09/18/2023(b)	12,730,000	12,624,622
0.88%, 06/14/2024(b)	10,526,000	10,265,682
1.00%, 09/17/2024(b)	8,721,000	8,485,056
Toyota Motor Credit Corp.
0.56% (3 mo. USD LIBOR + 0.40%), 05/17/2022(d)	12,260,000	12,271,940
0.50%, 08/14/2023	17,606,000	17,418,434
0.63%, 09/13/2024	20,000,000	19,490,808
Volkswagen Group of America Finance LLC (Germany), 3.13%, 05/12/2023(b)	5,091,000	5,201,691
		180,468,427
Biotechnology-0.27%
Gilead Sciences, Inc., 0.75%, 09/29/2023	7,500,000	7,424,174
Consumer Finance-1.44%
Ally Financial, Inc., 1.45%, 10/02/2023	5,309,000	5,292,835
American Express Co., 0.75%, 11/03/2023	15,909,000	15,773,363
Capital One Financial Corp.
1.15% (3 mo. USD LIBOR + 0.95%), 03/09/2022(d)	10,000,000	10,001,764
2.60%, 05/11/2023	5,823,000	5,903,499
Synchrony Financial, 2.85%, 07/25/2022	2,566,000	2,586,219
		39,557,680
Data Processing & Outsourced Services-0.48%
Fidelity National Information Services, Inc., 0.38%, 03/01/2023	3,571,000	3,537,347
PayPal Holdings, Inc., 1.35%, 06/01/2023	9,688,000	9,711,556
		13,248,903
Department Stores-0.21%
7-Eleven, Inc., 0.63%, 02/10/2023(b)	5,882,000	5,854,941
Distributors-0.14%
Genuine Parts Co., 1.75%, 02/01/2025	3,836,000	3,817,408
Diversified Banks-6.69%
Banco Santander S.A. (Spain), 0.70%, 06/30/2024(e)	13,600,000	13,454,328
	Principal Amount	Value
Diversified Banks-(continued)
Banque Federative du Credit Mutuel S.A. (France), 0.65%, 02/27/2024(b)	$7,955,000	$7,787,908
BPCE S.A. (France)
1.38% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(d)	12,000,000	12,039,149
5.15%, 07/21/2024(b)	5,040,000	5,369,775
Canadian Imperial Bank of Commerce (Canada)
0.45%, 06/22/2023	15,000,000	14,830,663
0.95%, 06/23/2023	17,045,000	16,954,641
0.50%, 12/14/2023	8,571,000	8,406,258
1.00%, 10/18/2024	12,500,000	12,219,901
Danske Bank A/S (Denmark), 2.70%, 03/02/2022(b)	9,000,000	9,017,385
Federation des Caisses Desjardins du Quebec (Canada), 0.70%, 05/21/2024(b)	9,868,000	9,644,443
National Bank of Canada (Canada), 0.90%, 08/15/2023(e)	5,000,000	4,993,900
Nordea Bank Abp (Finland), 1.00%, 06/09/2023(b)	7,407,000	7,383,628
Standard Chartered PLC (United Kingdom), 1.32%, 10/14/2023(b)(e)	3,787,000	3,781,817
Sumitomo Mitsui Financial Group, Inc. (Japan), 0.51%, 01/12/2024	1,364,000	1,336,413
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 09/12/2023(b)	11,102,000	10,992,040
0.80%, 09/16/2024(b)	10,221,000	9,940,304
Toronto-Dominion Bank (The) (Canada), 0.61% (3 mo. USD LIBOR + 0.35%), 07/22/2022(d)	10,000,000	10,011,043
Truist Bank, 0.75% (3 mo. USD LIBOR + 0.59%), 05/17/2022(d)	10,833,000	10,843,012
UBS AG (Switzerland)
0.38%, 06/01/2023(b)	10,417,000	10,299,239
0.70%, 08/09/2024(b)	4,288,000	4,188,887
		183,494,734
Diversified Capital Markets-1.25%
Credit Suisse AG (Switzerland)
1.00%, 05/05/2023	13,636,000	13,595,445
0.50%, 02/02/2024	14,000,000	13,697,706
Macquarie Group Ltd. (Australia), 1.20%, 10/14/2025(b)(e)	7,143,000	6,984,968
		34,278,119
Electric Utilities-1.63%
American Electric Power Co., Inc., Series M, 0.75%, 11/01/2023	3,797,000	3,755,469
Florida Power & Light Co., 0.30% (SOFR + 0.25%), 05/10/2023(d)	13,043,000	13,043,304
NextEra Energy Capital Holdings, Inc., 0.59% (SOFR + 0.54%), 03/01/2023(d)	3,704,000	3,710,626
Southern Co. (The)
Series 2021, 0.42% (SOFR + 0.37%), 05/10/2023(d)	10,526,000	10,512,839
Series 21-A, 0.60%, 02/26/2024	9,524,000	9,310,528
Xcel Energy, Inc., 0.50%, 10/15/2023	4,372,000	4,315,896
		44,648,662
Fertilizers & Agricultural Chemicals-0.19%
Nutrien Ltd. (Canada), 1.90%, 05/13/2023	5,300,000	5,329,265
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Financial Exchanges & Data-0.18%
Intercontinental Exchange, Inc., 0.70%, 06/15/2023	$4,938,000	$4,898,350
Gas Utilities-0.66%
Atmos Energy Corp., 0.58% (3 mo. USD LIBOR + 0.38%), 03/09/2023(d)	9,756,000	9,756,711
CenterPoint Energy Resources Corp., 0.67% (3 mo. USD LIBOR + 0.50%), 03/02/2023(d)	8,333,000	8,336,273
		18,092,984
Health Care Distributors-0.37%
AmerisourceBergen Corp., 0.74%, 03/15/2023	10,170,000	10,114,175
Integrated Oil & Gas-0.93%
Exxon Mobil Corp., 1.57%, 04/15/2023	12,409,000	12,477,731
Shell International Finance B.V. (Netherlands), 0.38%, 09/15/2023	13,333,000	13,154,965
		25,632,696
Integrated Telecommunication Services-0.74%
AT&T, Inc., 0.69% (SOFR + 0.64%), 03/25/2024(d)	9,917,000	9,920,147
Verizon Communications, Inc., 0.55% (SOFR + 0.50%), 03/22/2024(d)	10,417,000	10,449,532
		20,369,679
Investment Banking & Brokerage-2.04%
Goldman Sachs Group, Inc. (The)
0.63%, 11/17/2023(e)	21,111,000	20,986,522
1.76%, 01/24/2025(c)(e)	6,977,000	6,964,959
Morgan Stanley
3.13%, 01/23/2023	14,598,000	14,885,516
0.56%, 11/10/2023(e)	6,000,000	5,969,320
0.67% (SOFR + 0.63%), 01/24/2025(d)	7,228,000	7,248,936
		56,055,253
Life & Health Insurance-5.30%
Athene Global Funding
2.80%, 05/26/2023(b)	17,500,000	17,816,089
1.20%, 10/13/2023(b)	14,974,000	14,867,468
0.95%, 01/08/2024(b)	5,000,000	4,926,064
0.75% (SOFR + 0.70%), 05/24/2024(b)(d)	9,750,000	9,769,714
Brighthouse Financial Global Funding
0.60%, 06/28/2023(b)	3,255,000	3,217,505
1.75%, 01/13/2025(b)	12,727,000	12,607,498
GA Global Funding Trust
1.00%, 04/08/2024(b)	17,219,000	16,863,151
0.80%, 09/13/2024(b)	10,909,000	10,549,955
Jackson National Life Global Funding, 0.65% (SOFR + 0.60%), 01/06/2023(b)(d)	10,000,000	10,032,204
MassMutual Global Funding II, 0.41% (SOFR + 0.36%), 04/12/2024(b)(d)	15,022,000	15,056,885
MET Tower Global Funding, 0.60% (SOFR + 0.55%), 01/17/2023(b)(d)	10,000,000	10,035,417
New York Life Global Funding
0.68% (3 mo. USD LIBOR + 0.44%), 07/12/2022(b)(d)	7,407,000	7,417,322
1.10%, 05/05/2023(b)	3,243,000	3,243,469
Principal Life Global Funding II, 0.50% (SOFR + 0.45%), 04/12/2024(b)(d)	5,882,000	5,903,746
Protective Life Global Funding, 0.63%, 10/13/2023(b)	3,192,000	3,152,869
		145,459,356
	Principal Amount	Value
Life Sciences Tools & Services-0.48%
Thermo Fisher Scientific, Inc., 0.80%, 10/18/2023	$13,208,000	$13,085,388
Managed Health Care-0.11%
Humana, Inc., 0.65%, 08/03/2023	2,917,000	2,881,506
Multi-line Insurance-0.48%
Metropolitan Life Global Funding I
0.62% (SOFR + 0.57%), 01/13/2023(b)(d)	3,749,000	3,762,649
0.90%, 06/08/2023(b)	9,524,000	9,493,580
		13,256,229
Multi-Utilities-1.00%
Black Hills Corp., 1.04%, 08/23/2024	8,000,000	7,828,929
Consolidated Edison, Inc., Series A, 0.65%, 12/01/2023	12,195,000	12,006,824
Dominion Energy, Inc., Series D, 0.73% (3 mo. USD LIBOR + 0.53%), 09/15/2023(d)	7,692,000	7,696,297
		27,532,050
Oil & Gas Exploration & Production-0.68%
ConocoPhillips, 1.06% (3 mo. USD LIBOR + 0.90%), 05/15/2022(d)	11,853,000	11,878,960
Pioneer Natural Resources Co.
0.55%, 05/15/2023	3,509,000	3,477,309
0.75%, 01/15/2024	3,297,000	3,234,971
		18,591,240
Oil & Gas Refining & Marketing-0.88%
Phillips 66
4.30%, 04/01/2022	5,000,000	5,030,828
3.70%, 04/06/2023	12,500,000	12,834,872
0.90%, 02/15/2024	6,250,000	6,174,978
		24,040,678
Oil & Gas Storage & Transportation-1.03%
Enbridge, Inc. (Canada)
0.45% (SOFR + 0.40%), 02/17/2023(d)	3,571,000	3,570,036
4.00%, 10/01/2023	15,000,000	15,538,408
Kinder Morgan Energy Partners L.P., 3.95%, 09/01/2022	2,000,000	2,021,261
ONEOK Partners L.P., 3.38%, 10/01/2022	6,998,000	7,071,290
		28,200,995
Other Diversified Financial Services-1.84%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 1.15%, 10/29/2023	23,684,000	23,398,822
AIG Global Funding, 0.80%, 07/07/2023(b)	7,317,000	7,261,732
Blackstone Private Credit Fund, 2.70%, 01/15/2025(b)	12,645,000	12,544,765
USAA Capital Corp., 0.50%, 05/01/2024(b)	7,500,000	7,350,616
		50,555,935
Packaged Foods & Meats-0.16%
Conagra Brands, Inc., 0.50%, 08/11/2023	4,327,000	4,264,672
Pharmaceuticals-0.81%
AstraZeneca PLC (United Kingdom), 0.30%, 05/26/2023	10,000,000	9,905,744
Bristol-Myers Squibb Co., 0.54%, 11/13/2023	12,500,000	12,357,995
		22,263,739

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Regional Banks-1.04%
Fifth Third Bancorp, 3.65%, 01/25/2024	$10,000,000	$10,370,012
KeyBank N.A., 0.79% (3 mo. USD LIBOR + 0.66%), 02/01/2022(d)	18,038,000	18,038,000
		28,408,012
Semiconductors-0.86%
NXP B.V./NXP Funding LLC (China), 4.63%, 06/01/2023(b)	22,725,000	23,607,946
Specialized REITs-0.43%
Crown Castle International Corp., 3.15%, 07/15/2023	11,626,000	11,892,248
Systems Software-0.29%
VMware, Inc., 0.60%, 08/15/2023	8,064,000	7,959,374
Technology Hardware, Storage & Peripherals-0.26%
Apple, Inc., 0.75%, 05/11/2023	7,143,000	7,126,925
Trading Companies & Distributors-0.50%
Air Lease Corp.
3.00%, 09/15/2023	7,000,000	7,134,969
0.80%, 08/18/2024	6,650,000	6,448,081
		13,583,050
Trucking-0.48%
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.90%, 02/01/2024(b)	12,577,000	13,062,751
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,135,274,857)		1,126,146,849

Asset-Backed Securities-14.63%
ABPCI Direct Lending Fund CLO II LLC (Cayman Islands), Series 2017-1A, Class A1R, 1.85% (3 mo. USD LIBOR + 1.60%), 04/20/2032(b)(d)	2,000,000	2,000,644
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(f)	2,430,720	2,428,934
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(f)	4,176,043	4,156,966
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(f)	8,860,789	8,740,578
Angel Oak Mortgage Trust I LLC
Series 2019-1, Class A1, 3.92%, 11/25/2048(b)(f)	1,294,847	1,303,003
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(f)	1,148,464	1,150,846
Series 2019-4, Class A1, 2.99%, 07/26/2049(b)(f)	1,024,190	1,028,171
Atrium XIII (Cayman Islands), Series 13A, Class A1, 1.44% (3 mo. USD LIBOR + 1.18%), 11/21/2030(b)(d)	3,000,000	3,004,170
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR2, 1.04% (3 mo. USD LIBOR + 0.90%), 08/05/2027(b)(d)	6,797,027	6,797,781
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.25% (1 mo. USD LIBOR + 0.14%), 11/25/2036(d)	1,064,944	1,052,898
BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056(b)(f)	5,715,000	5,655,771
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(f)	6,843,695	6,805,165
	Principal Amount	Value

CBAM Ltd. (Cayman Islands), Series 2018-5A, Class A, 1.26% (3 mo. USD LIBOR + 1.02%), 04/17/2031(b)(d)	$6,250,000	$6,252,088
Chesapeake Funding II LLC (Canada), Series 2018-3A, Class A1, 3.39%, 01/15/2031(b)	1,520,997	1,537,925
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 1.46% (1 mo. USD LIBOR + 1.35%), 10/25/2037(b)(d)	801,614	805,772
COLT Mortgage Loan Trust
Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(f)	2,170,023	2,169,817
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(f)	3,549,331	3,524,653
Series 2020-2R, Class A1, 1.33%, 10/26/2065(b)(f)	2,648,100	2,649,883
Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(f)	14,532,826	14,300,274
Countrywide Asset-Backed Ctfs.
Series 2004-SD2, Class M1, 1.04% (1 mo. USD LIBOR + 0.93%), 06/25/2033(b)(d)	33,945	33,929
Series 2006-6, Class 1A1, 0.45% (1 mo. USD LIBOR + 0.34%), 09/25/2036(d)	937,275	936,023
Credit Suisse Mortgage Capital Trust, Series 2014-2R, Class 27A1, 0.30% (1 mo. USD LIBOR + 0.20%), 02/27/2046(b)(d)	86,006	85,356
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 0.83% (1 mo. USD LIBOR + 0.72%), 07/25/2034(d)	1,169,392	1,164,413
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(b)(f)	7,905,814	7,776,054
Diamond CLO Ltd. (Cayman Islands), Series 2019-1A, Class A1R, 1.46% (3 mo. USD LIBOR + 1.20%), 04/25/2029(b)(d)	165,314	165,362
Dryden 30 Senior Loan Fund (Cayman Islands), Series 2013-30A, Class AR, 0.98% (3 mo. USD LIBOR + 0.82%), 11/15/2028(b)(d)	13,660,133	13,662,797
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(f)	2,569,525	2,576,125
Series 2020-2, Class A1, 1.18%, 10/25/2065(b)(f)	634,525	632,993
Enterprise Fleet Financing LLC, Series 2019-1, Class A2, 2.98%, 10/20/2024(b)	341,964	342,731
FS KKR MM CLO 1 LLC, Series 2019-1A, Class A1R, 2.09% (3 mo. USD LIBOR + 1.85%), 01/15/2031(b)(d)	9,000,000	9,007,569
GoldenTree Loan Management US CLO 2 Ltd. (Cayman Islands), Series 2017-2A, Class AR, 1.16% (3 mo. USD LIBOR + 0.91%), 11/20/2030(b)(d)	10,000,000	10,007,150
GoldenTree Loan Opportunities IX Ltd. (Cayman Islands), Series 2014-9A, Class AR2, 1.41% (3 mo. USD LIBOR + 1.11%), 10/29/2029(b)(d)	12,000,000	12,015,576
Golub Capital Partners CLO 34(M) Ltd. (Cayman Islands), Series 2017-34A, Class AR2, 1.59% (3 mo. USD LIBOR + 1.45%), 03/14/2031(b)(d)	14,000,000	14,008,792

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value

Golub Capital Partners CLO 36(M) Ltd. (Cayman Islands), Series 2018-36A, Class A, 1.44% (3 mo. USD LIBOR + 1.30%), 02/05/2031(b)(d)	$5,000,000	$4,994,410
Golub Capital Partners CLO 45(M) Ltd. (Cayman Islands), Series 2019-45A, Class A, 1.97% (3 mo. USD LIBOR + 1.72%), 10/20/2031(b)(d)	5,000,000	5,006,310
Golub Capital Partners CLO 47(M) Ltd. (Cayman Islands), Series 2020-47A, Class A1, 1.82% (3 mo. USD LIBOR + 1.68%), 05/05/2032(b)(d)	10,000,000	10,010,960
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class A, 1.46% (1 mo. USD LIBOR + 1.35%), 07/15/2032(b)(d)	12,200,000	12,199,250
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(b)(f)	3,268,949	3,265,781
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.69% (1 mo. USD LIBOR + 0.59%), 01/25/2036(d)	1,430,190	1,431,017
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(f)	10,866,737	10,783,002
KKR CLO 21 Ltd. (Cayman Islands), Series A, 1.24% (3 mo. USD LIBOR + 1.00%), 04/15/2031(b)(d)	2,000,000	1,997,974
Nationstar Home Equity Loan Trust, Series 2007-B, Class 1AV1, 0.33% (1 mo. USD LIBOR + 0.22%), 04/25/2037(d)	1,028,144	1,026,065
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(b)	3,035,513	3,002,411
Series 2021-FA, Class A, 1.11%, 02/18/2070(b)	4,842,863	4,724,457
Neuberger Berman CLO XIV Ltd. (Cayman Islands), Series 2013-14A, Class AR2, 1.31% (3 mo. USD LIBOR + 1.03%), 01/28/2030(b)(d)	10,000,000	10,006,350
Neuberger Berman Loan Advisers CLO 25 Ltd. (Cayman Islands), Series 2017-25A, Class AR, 1.17% (3 mo. USD LIBOR + 0.93%), 10/18/2029(b)(d)	9,750,000	9,753,881
New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 1.61% (1 mo. USD LIBOR + 1.50%), 06/25/2057(b)(d)	425,259	431,615
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(f)	2,937,382	2,944,781
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(f)	1,812,632	1,816,211
NextGear Floorplan Master Owner Trust
Series 2019-1A, Class A1, 0.75% (1 mo. USD LIBOR + 0.65%), 02/15/2024(b)(d)	12,750,000	12,752,743
Series 2019-2A, Class A1, 0.80% (1 mo. USD LIBOR + 0.70%), 10/15/2024(b)(d)	10,000,000	10,033,312
OBX Trust
Series 2018-EXP1, Class 2A1, 0.96% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(d)	456,844	459,799
Series 2021-NQM2, Class A1, 1.10%, 05/25/2061(b)(f)	12,331,905	12,094,213
	Principal Amount		Value

OCP CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1RR, 1.37% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(d)		$6,750,000	$6,755,960
Octagon Investment Partners XVII Ltd. (Cayman Islands), Series 2013-1A, Class A1R2, 1.26% (3 mo. USD LIBOR + 1.00%), 01/25/2031(b)(d)		5,000,000	5,005,205
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 1.20% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(d)		9,873,273	9,875,020
Residential Mortgage Loan Trust
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(f)		2,606,341	2,601,919
Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(f)		2,522,384	2,520,819
STAR Trust, Series 2021-SFR1, Class A, 0.71% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(d)		19,775,913	19,734,125
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)		1,745,590	1,746,845
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(f)		5,154,320	5,112,704
Series 2021-2, Class A1, 0.94%, 05/25/2065(b)(f)		5,144,802	5,098,466
Series 2021-4, Class A1, 1.16%, 08/25/2056(b)(f)		12,458,346	12,270,826
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(f)		11,879,483	11,751,420
Stratus CLO Ltd. (Cayman Islands), Series 2021-2A, Class A, 0.99% (3 mo. USD LIBOR + 0.90%), 12/28/2029(b)(d)		12,000,000	12,006,984
Tesla Auto Lease Trust, Series 2020-A, Class A2, 0.55%, 05/22/2023(b)		522,554	522,600
TICP CLO II-2 Ltd. (Cayman Islands), Series 2018-IIA, Class A1, 1.09% (3 mo. USD LIBOR + 0.84%), 04/20/2028(b)(d)		5,518,481	5,521,306
TRK Trust, Series 2021-INV1, Class A1, 1.15%, 07/25/2056(b)(f)		9,384,646	9,205,798
Verus Securitization Trust
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(g)		2,484,822	2,488,986
Series 2020-5, Class A1, 1.22%, 05/25/2065(b)(g)		5,084,931	5,050,684
Series 2021-4, Class A1, 0.94%, 07/25/2066(b)(f)		12,766,168	12,400,402
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)		4,978,939	4,940,651
Total Asset-Backed Securities (Cost $402,997,403)			401,125,471
Non-U.S. Dollar Denominated Bonds & Notes-0.36%
Sovereign Debt-0.36%
Japan Treasury Discount Bill (Japan), Series 1035, 0.13%, 02/14/2022(h) (Cost $9,993,926)	JPY	1,145,000,000	9,937,427
Variable Rate Senior Loan Interests-0.06%(i)(j)
Aerospace & Defense-0.06%
Fly Funding II S.a.r.l. (Ireland), Term Loan B, 1.90% (3 mo. USD LIBOR + 1.75%), 08/09/2025 (Cost $1,713,515)		$1,717,426	1,687,199

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value

Commercial Paper-35.76%(h)
Alexandria Real Estate Equities, Inc., 0.26%, 02/16/2022(b)	$16,500,000	$16,498,731
American Electric Power Co., Inc., 0.34%, 03/14/2022(b)	20,000,000	19,993,630
Arrow Electronics, Inc., 0.31%, 02/04/2022(b)	17,000,000	16,999,399
AT&T, Inc.
0.23%, 02/14/2022(b)	14,100,000	14,098,909
0.28%, 03/15/2022(b)	9,750,000	9,746,891
0.31%, 03/16/2022(b)	15,000,000	14,995,087
AutoNation, Inc., 0.26%, 02/02/2022(b)	24,000,000	23,999,592
Aviation Capital Group LLC
0.38%%–0.46%, 02/14/2022(b)	19,000,000	18,998,559
0.48%, 02/22/2022(b)	9,000,000	8,998,520
Brookfield Infrastructure Holdings Canada, Inc., 0.31%, 02/08/2022	10,000,000	9,999,631
Cigna Corp., 0.24%, 02/22/2022(b)	15,000,000	14,997,947
CommonSpirit Health, Series A, 0.28%, 02/17/2022	10,000,000	9,998,361
Conagra Brands, Inc., 0.35%, 02/07/2022(b)	10,500,000	10,499,765
Crown Castle International Corp.
0.36%, 02/02/2022(b)	20,000,000	19,999,660
0.38%, 02/09/2022(b)	11,000,000	10,999,029
0.41%, 02/16/2022(b)	11,000,000	10,998,020
Enbridge US, Inc., 0.34%, 03/28/2022(b)	34,800,000	34,777,426
Enel Finance America LLC
0.31%, 03/10/2022(b)	22,000,000	21,994,009
0.34%, 06/21/2022(b)	9,300,000	9,281,059
Energy Transfer L.P., 0.35%, 02/01/2022	63,000,000	62,999,473
Entergy Corp.
0.20%, 02/02/2022(b)	6,500,000	6,499,958
0.20%, 02/04/2022(b)	14,475,000	14,474,815
Fiserv, Inc., 0.25%, 02/22/2022(b)	10,000,000	9,998,509
General Motors Financial Co., Inc.
0.40%, 02/23/2022(b)	10,000,000	9,997,643
0.40%, 03/09/2022(b)	10,000,000	9,995,539
Glencore Funding LLC, 0.26%, 02/17/2022(b)	15,000,000	14,998,668
Harley-Davidson Financial Services, Inc.
0.30%, 02/02/2022(b)	5,000,000	4,999,931
0.32%, 02/18/2022(b)	15,000,000	14,997,390
0.43%, 03/04/2022(b)	15,000,000	14,994,640
0.44%, 04/01/2022(b)	10,000,000	9,991,917
Hawaiian Electric Industries, Inc.
0.30%, 02/01/2022(b)	20,250,000	20,249,800
0.30%, 02/02/2022(b)	4,500,000	4,499,911
Healthpeak Properties, Inc., 0.36%, 03/08/2022(b)	11,900,000	11,896,561
HSBC USA, Inc., 0.78%, 01/06/2023(b)	25,000,000	24,762,472
Humana, Inc.
0.23%, 02/03/2022(b)	12,500,000	12,499,745
0.30%, 02/07/2022(b)	14,200,000	14,199,324
0.32%, 03/14/2022(b)	15,000,000	14,994,732
Jabil, Inc.
0.38%, 02/01/2022(b)	20,000,000	19,999,744
0.50%, 02/08/2022(b)	17,000,000	16,998,115
Mitsubishi HC Capital America, Inc., 0.35%, 02/15/2022	11,000,000	10,998,877
National Grid North America, Inc.
0.31%, 02/01/2022(b)	21,800,000	21,799,911
0.32%, 03/01/2022(b)	11,000,000	10,997,856
Oglethorpe Power Corp., 0.33%, 03/09/2022(b)	17,772,000	17,768,274
	Principal Amount	Value

Public Service Enterprise Group, Inc.
0.25%, 02/22/2022(b)	$10,000,000	$9,998,631
0.32%, 04/20/2022(b)	30,000,000	29,975,905
Realty Income Corp., 0.42%, 02/15/2022	20,000,000	19,998,292
Regatta Funding Co. LLC, 0.90%, 01/18/2023(b)	41,000,000	40,627,166
Thermo Fisher Scientific, Inc.
0.35%, 03/02/2022(b)	691,000	690,859
0.35%, 03/03/2022(b)	14,000,000	13,997,022
0.50%, 06/01/2022(b)	15,000,000	14,976,506
TransCanada PipeLines Ltd., 0.40%, 03/09/2022(b)	30,000,000	29,991,953
UBS AG, 0.24% (SOFR + 0.19%), 06/16/2022(b)(d)	16,500,000	16,501,556
Viatris, Inc.
0.50%, 02/11/2022(b)	15,000,000	14,998,304
0.55%, 02/14/2022(b)	11,000,000	10,998,306
0.65%, 03/01/2022(b)	10,000,000	9,996,311
Waste Management, Inc., 0.31%, 08/16/2022(b)	11,000,000	10,965,208
WEC Energy Group, Inc., 0.24%, 02/14/2022(b)	15,000,000	14,998,839
WGL Holdings, Inc.
0.34%, 02/15/2022(b)	9,200,000	9,199,521
0.34%, 02/16/2022(b)	15,000,000	14,999,100
White Plains Capital Co. LLC
0.52%, 07/12/2022(b)	20,000,000	19,933,310
0.70%, 07/19/2022(b)	10,000,000	9,963,665
0.70%, 08/02/2022(b)	14,700,000	14,638,128
Total Commercial Paper (Cost $981,052,965)		980,936,612
	Repurchase Amount
Repurchase Agreements-7.38%(k)
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $289,802,281; 0.00% - 16.87%; 10/27/2022 - 04/05/2052), 0.61%, 02/01/2022(l)	50,024,688	50,000,000
J.P. Morgan Securities LLC, joint open agreement dated 06/11/2021 (collateralized by domestic and foreign corporate obligations valued at $82,500,000; 0.00% - 15.50%; 04/29/2022 - 11/23/2081), 0.37%, 02/01/2022(l)	30,008,942	30,000,000
J.P. Morgan Securities LLC, open agreement dated 11/01/2021 (collateralized by domestic non-agency mortgage-backed securities and a foreign corporate obligation valued at $26,250,195; 0.00% - 3.26%; 06/15/2032 - 12/25/2051), 0.42%, 02/01/2022(l)	25,008,618	25,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2022
(Unaudited)
	Repurchase Amount	Value
Nomura Securities International, Inc., joint term agreement dated 01/31/2022, aggregate maturing value of $50,028,778 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $54,928,607; 0.00% - 48.32%; 10/23/2025 - 02/25/2066), 0.74%, 02/25/2022(m)	$25,014,389	$25,000,000
Societe Generale, joint term agreement dated 12/30/2021, aggregate maturing value of $100,001,334 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $109,386,955; 0.26% - 13.00%; 03/15/2022 - 06/05/2115), 0.47%, 02/01/2022(m)	50,000,667	50,000,000
Truist Securities, joint term agreement dated 01/18/2022, aggregate maturing value of $45,015,750 (collateralized by domestic agency mortgage-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $47,712,205; 0.00% - 6.48%; 01/26/2023 - 11/01/2051), 0.45%, 02/15/2022	22,507,875	22,500,000
Total Repurchase Agreements (Cost $202,500,000)		202,500,000
	Principal Amount	Value
Certificates of Deposit-0.91%
Diversified Banks-0.91%
Sumitomo Mitsui Banking Corp. (Japan), 0.70%, 07/08/2022 (Cost $25,000,000)	$25,000,000	$24,997,585
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $2,758,532,666)		2,747,331,143
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.06%
Invesco Private Government Fund, 0.02%(n)(o)(p)	489,018	489,018
Invesco Private Prime Fund, 0.11%(n)(o)(p)	1,140,815	1,141,043
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,630,097)		1,630,061
TOTAL INVESTMENTS IN SECURITIES-100.21% (Cost $2,760,162,763)		2,748,961,204
OTHER ASSETS LESS LIABILITIES-(0.21)%		(5,727,647)
NET ASSETS-100.00%		$2,743,233,557

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
CLO	-Collateralized Loan Obligation
Ctfs.	-Certificates
JPY	-Japanese Yen
LIBOR	-London Interbank Offered Rate
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $1,690,912,822, which represented 61.64% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2022.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2022.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(j)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the LIBOR, on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(k)	Principal amount equals value at period end.
(l)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(m)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(n)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,241,242	$4,466,687	$(7,218,911)	$-	$-	$489,018	$123*
Invesco Private Prime Fund	7,562,898	6,955,106	(13,375,573)	(36)	(1,352)	1,141,043	1,527*
Total	$10,804,140	$11,421,793	$(20,594,484)	$(36)	$(1,352)	$1,630,061	$1,650

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2022
(Unaudited)
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to					Unrealized Appreciation
		Deliver			Receive
Currency Risk
2/14/2022	State Street Bank & Trust Co.	JPY	1,145,000,000	USD	10,006,074	$68,012

Abbreviations:
JPY	-Japanese Yen
USD	-U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Investment Grade ETF (VRIG)
January 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-50.31%
Automobile Manufacturers-2.53%
American Honda Finance Corp.
0.61% (3 mo. USD LIBOR + 0.45%), 02/15/2022(b)	$1,000,000	$1,000,141
0.52% (3 mo. USD LIBOR + 0.37%), 05/10/2023(b)	2,000,000	2,003,503
Ford Motor Credit Co. LLC
1.49% (3 mo. USD LIBOR + 1.27%), 03/28/2022(b)	1,000,000	1,000,659
1.22% (3 mo. USD LIBOR + 1.08%), 08/03/2022(b)(c)	3,000,000	3,000,100
General Motors Financial Co., Inc.
1.53% (3 mo. USD LIBOR + 1.31%), 06/30/2022(b)(c)	1,000,000	1,004,432
1.20% (3 mo. USD LIBOR + 0.99%), 01/05/2023(b)	1,000,000	1,004,320
0.81% (SOFR + 0.76%), 03/08/2024(b)	1,154,000	1,156,601
Toyota Motor Credit Corp., 0.31% (SOFR + 0.26%), 06/18/2024(b)(c)	3,000,000	2,998,845
		13,168,601
Biotechnology-0.58%
AbbVie, Inc., 0.81% (3 mo. USD LIBOR + 0.65%), 11/21/2022(b)	3,000,000	3,011,572
Construction Machinery & Heavy Trucks-1.54%
Caterpillar Financial Services Corp., 0.20% (SOFR + 0.15%), 11/17/2022(b)	5,000,000	5,002,965
Daimler Trucks Finance North America LLC (Germany), 0.80% (SOFR + 0.75%), 12/13/2024(b)(d)	3,000,000	3,005,588
		8,008,553
Consumer Finance-2.54%
American Express Co.
0.83% (3 mo. USD LIBOR + 0.65%), 02/27/2023(b)(c)	5,215,000	5,238,596
0.28% (SOFR + 0.23%), 11/03/2023(b)	2,500,000	2,497,563
Capital One Financial Corp.
1.02% (3 mo. USD LIBOR + 0.72%), 01/30/2023(b)	2,500,000	2,507,059
0.74% (SOFR + 0.69%), 12/06/2024(b)	3,000,000	2,998,706
		13,241,924
Diversified Banks-15.35%
Banco Santander S.A. (Spain), 1.80% (3 mo. USD LIBOR + 1.56%), 04/11/2022(b)	2,200,000	2,205,653
Bank of America Corp.
1.26% (3 mo. USD LIBOR + 1.00%), 04/24/2023(b)(c)	3,281,000	3,286,592
0.97% (3 mo. USD LIBOR + 0.79%), 03/05/2024(b)(c)	3,750,000	3,769,239
0.78% (SOFR + 0.73%), 10/24/2024(b)	2,000,000	2,015,762
0.91% (3 mo. USD LIBOR + 0.77%), 02/05/2026(b)	1,042,000	1,054,473
0.96% (3 mo. USD LIBOR + 0.76%), 09/15/2026(b)(c)	2,696,000	2,686,422
Bank of Nova Scotia (The) (Canada), 0.59% (SOFR + 0.55%), 03/02/2026(b)	2,500,000	2,493,701
Barclays PLC (United Kingdom)
1.59% (3 mo. USD LIBOR + 1.43%), 02/15/2023(b)	2,000,000	2,000,932
1.54% (3 mo. USD LIBOR + 1.38%), 05/16/2024(b)	3,000,000	3,040,684
BPCE S.A. (France), 1.38% (3 mo. USD LIBOR + 1.22%), 05/22/2022(b)(d)	1,500,000	1,504,894
	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc.
1.21% (3 mo. USD LIBOR + 0.95%), 07/24/2023(b)	$1,500,000	$1,504,353
1.60% (3 mo. USD LIBOR + 1.43%), 09/01/2023(b)	2,500,000	2,517,340
1.19% (3 mo. USD LIBOR + 1.02%), 06/01/2024(b)	4,010,000	4,049,916
0.72% (SOFR + 0.67%), 05/01/2025(b)	2,500,000	2,512,339
1.46% (3 mo. USD LIBOR + 1.25%), 07/01/2026(b)(c)	1,882,000	1,925,125
Commonwealth Bank of Australia (Australia), 0.57% (SOFR + 0.52%), 06/15/2026(b)(d)	3,000,000	3,016,421
HSBC Holdings PLC (United Kingdom), 1.58% (3 mo. USD LIBOR + 1.38%), 09/12/2026(b)(c)	3,000,000	3,099,156
ING Groep N.V. (Netherlands)
1.37% (3 mo. USD LIBOR + 1.15%), 03/29/2022(b)	1,399,000	1,401,457
1.21% (3 mo. USD LIBOR + 1.00%), 10/02/2023(b)	1,250,000	1,266,698
1.06% (SOFR + 1.01%), 04/01/2027(b)	2,999,000	3,033,812
JPMorgan Chase & Co.
1.49% (3 mo. USD LIBOR + 1.23%), 10/24/2023(b)	1,900,000	1,914,466
0.58% (SOFR + 0.54%), 06/01/2025(b)	4,000,000	4,006,729
0.65% (SOFR + 0.60%), 12/10/2025(b)	3,000,000	3,006,015
Mizuho Financial Group, Inc. (Japan), 1.08% (3 mo. USD LIBOR + 0.84%), 07/16/2023(b)	2,500,000	2,506,985
NatWest Group PLC (United Kingdom)
1.63% (3 mo. USD LIBOR + 1.47%), 05/15/2023(b)	4,000,000	4,013,143
1.77% (3 mo. USD LIBOR + 1.55%), 06/25/2024(b)(c)	4,000,000	4,065,134
NatWest Markets PLC (United Kingdom)
1.71% (SOFR + 1.66%), 09/29/2022(b)(d)	2,500,000	2,522,287
0.58% (SOFR + 0.53%), 08/12/2024(b)(d)	571,000	572,174
Nordea Bank Abp (Finland), 1.12% (3 mo. USD LIBOR + 0.94%), 08/30/2023(b)(d)	2,987,000	3,015,994
Truist Bank
0.78% (SOFR + 0.73%), 03/09/2023(b)	2,000,000	2,009,427
0.25% (SOFR + 0.20%), 01/17/2024(b)	3,000,000	2,995,968
USB Realty Corp., 1.39% (3 mo. USD LIBOR + 1.15%)(b)(d)(e)	1,100,000	947,533
		79,960,824
Electric Utilities-3.76%
American Electric Power Co., Inc., Series A, 0.80% (3 mo. USD LIBOR + 0.48%), 11/01/2023(b)	3,000,000	3,000,279
Cleco Power LLC, 0.70% (3 mo. USD LIBOR + 0.50%), 06/15/2023(b)(d)	3,000,000	2,998,820
Duke Energy Corp., 0.85% (3 mo. USD LIBOR + 0.65%), 03/11/2022(b)	1,200,000	1,200,679
Eversource Energy, Series T, 0.30% (SOFR + 0.25%), 08/15/2023(b)	3,000,000	2,999,769
Florida Power & Light Co., 0.30% (SOFR + 0.25%), 05/10/2023(b)	1,478,000	1,478,034
Pacific Gas and Electric Co., 1.20% (SOFR + 1.15%), 11/14/2022(b)	600,000	599,879
Southern California Edison Co.
0.52% (SOFR + 0.47%), 12/02/2022(b)	3,000,000	3,002,879
Series F, 0.40% (SOFR + 0.35%), 06/13/2022(b)	3,000,000	3,000,490
Southern Co. (The), Series 2021, 0.42% (SOFR + 0.37%), 05/10/2023(b)	1,316,000	1,314,355
		19,595,184
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value
Gas Utilities-0.24%
CenterPoint Energy Resources Corp., 0.67% (3 mo. USD LIBOR + 0.50%), 03/02/2023(b)	$1,250,000	$1,250,491
Health Care Distributors-0.77%
Cardinal Health, Inc., 0.97% (3 mo. USD LIBOR + 0.77%), 06/15/2022(b)	4,000,000	4,008,825
Health Care Equipment-1.39%
Baxter International, Inc., 0.31% (SOFR + 0.26%), 12/01/2023(b)(d)	3,000,000	2,995,300
Becton, Dickinson and Co., 1.21% (3 mo. USD LIBOR + 1.03%), 06/06/2022(b)	4,225,000	4,237,874
		7,233,174
Health Care Services-1.29%
Cigna Corp., 1.13% (3 mo. USD LIBOR + 0.89%), 07/15/2023(b)	4,543,000	4,587,845
Roche Holdings, Inc. (Switzerland), 0.29% (SOFR + 0.24%), 03/05/2024(b)(d)	2,161,000	2,160,475
		6,748,320
Hotels, Resorts & Cruise Lines-0.32%
Hyatt Hotels Corp., 1.10% (SOFR + 1.05%), 10/01/2023(b)	1,644,000	1,647,607
Integrated Telecommunication Services-2.46%
AT&T, Inc.
1.05% (3 mo. USD LIBOR + 0.89%), 02/15/2023(b)	2,669,000	2,686,465
1.38% (3 mo. USD LIBOR + 1.18%), 06/12/2024(b)	3,832,000	3,902,714
Verizon Communications, Inc.
1.26% (3 mo. USD LIBOR + 1.10%), 05/15/2025(b)	4,127,000	4,215,274
0.84% (SOFR + 0.79%), 03/20/2026(b)	2,000,000	2,012,332
		12,816,785
Investment Banking & Brokerage-3.82%
Goldman Sachs Group, Inc. (The)
0.91% (3 mo. USD LIBOR + 0.75%), 02/23/2023(b)	3,000,000	3,015,978
1.23% (3 mo. USD LIBOR + 1.05%), 06/05/2023(b)	2,500,000	2,506,257
1.26% (3 mo. USD LIBOR + 1.00%), 07/24/2023(b)	4,500,000	4,514,595
0.59% (SOFR + 0.54%), 11/17/2023(b)	3,957,000	3,959,134
0.63% (SOFR + 0.58%), 03/08/2024(b)	2,069,000	2,068,561
0.75% (SOFR + 0.70%), 01/24/2025(b)(c)	2,535,000	2,539,262
2.03% (3 mo. USD LIBOR + 1.75%), 10/28/2027(b)	1,220,000	1,279,626
		19,883,413
Life & Health Insurance-4.67%
Athene Global Funding
1.44% (3 mo. USD LIBOR + 1.23%), 07/01/2022(b)(d)	5,300,000	5,323,964
0.75% (SOFR + 0.70%), 05/24/2024(b)(d)	5,000,000	5,010,110
0.76% (SOFR + 0.72%), 01/07/2025(b)(c)(d)	3,500,000	3,505,146
Equitable Financial Life Global Funding, 0.44% (SOFR + 0.39%), 04/06/2023(b)(c)(d)	2,500,000	2,500,970
GA Global Funding Trust, 0.55% (SOFR + 0.50%), 09/13/2024(b)(d)	4,000,000	3,995,254
Jackson National Life Global Funding, 0.95% (3 mo. USD LIBOR + 0.73%), 06/27/2022(b)(d)	1,000,000	1,002,253
Pacific Life Global Funding II, 0.67% (SOFR + 0.62%), 06/04/2026(b)(d)	3,000,000	3,014,042
		24,351,739
	Principal Amount	Value
Life Sciences Tools & Services-1.05%
Thermo Fisher Scientific, Inc.
0.40% (SOFR + 0.35%), 04/18/2023(b)	$3,000,000	$3,000,125
0.44% (SOFR + 0.39%), 10/18/2023(b)(c)	2,500,000	2,499,147
		5,499,272
Multi-line Insurance-0.91%
Metropolitan Life Global Funding I
0.62% (SOFR + 0.57%), 01/13/2023(b)(d)	2,000,000	2,007,282
0.37% (SOFR + 0.32%), 01/07/2024(b)(d)	2,750,000	2,749,988
		4,757,270
Multi-Utilities-0.46%
CenterPoint Energy, Inc., 0.70% (SOFR + 0.65%), 05/13/2024(b)	1,639,000	1,639,085
Dominion Energy, Inc., Series D, 0.73% (3 mo. USD LIBOR + 0.53%), 09/15/2023(b)	769,000	769,429
		2,408,514
Oil & Gas Exploration & Production-0.29%
ConocoPhillips, 1.06% (3 mo. USD LIBOR + 0.90%), 05/15/2022(b)	1,500,000	1,503,285
Oil & Gas Storage & Transportation-0.32%
Enbridge, Inc. (Canada)
0.66% (3 mo. USD LIBOR + 0.50%), 02/18/2022(b)	1,300,000	1,300,250
0.45% (SOFR + 0.40%), 02/17/2023(b)	357,000	356,904
		1,657,154
Other Diversified Financial Services-0.58%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 0.73% (SOFR + 0.68%), 09/29/2023(b)(c)	3,000,000	3,001,198
Packaged Foods & Meats-0.77%
General Mills, Inc., 1.25% (3 mo. USD LIBOR + 1.01%), 10/17/2023(b)(c)	3,937,000	3,988,531
Pharmaceuticals-0.79%
Bayer US Finance II LLC (Germany), 1.21% (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(d)	4,105,000	4,140,028
Regional Banks-1.08%
M&T Bank Corp., 0.95% (3 mo. USD LIBOR + 0.68%), 07/26/2023(b)	2,940,000	2,959,475
Truist Financial Corp., 0.45% (SOFR + 0.40%), 06/09/2025(b)	2,702,000	2,695,276
		5,654,751
Semiconductors-0.96%
QUALCOMM, Inc., 1.03% (3 mo. USD LIBOR + 0.73%), 01/30/2023(b)	4,950,000	4,992,624
Tobacco-0.67%
BAT Capital Corp. (United Kingdom), 1.04% (3 mo. USD LIBOR + 0.88%), 08/15/2022(b)	3,500,000	3,506,530
Trading Companies & Distributors-1.17%
Air Lease Corp., 0.55% (3 mo. USD LIBOR + 0.35%), 12/15/2022(b)	3,000,000	2,999,423
BOC Aviation Ltd. (Singapore), 1.35% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(d)	3,082,000	3,095,197
		6,094,620
Total U.S. Dollar Denominated Bonds & Notes (Cost $261,184,829)		262,130,789
U.S. Treasury Securities-19.15%
U.S. Treasury Floating Rate Notes-19.15%
0.28% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%), 10/31/2023(b) (Cost $99,633,103)	99,600,000	99,738,501

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value

Agency Credit Risk Transfer Notes-12.89%
Fannie Mae Connecticut Avenue Securities
Series 2015-C04, Class 1M2, 5.81% (1 mo. USD LIBOR + 5.70%), 04/25/2028(b)(f)	$1,104,463	$1,164,770
Series 2017-C03, Class 1M2, 3.11% (1 mo. USD LIBOR + 3.00%), 10/25/2029(b)(f)	3,742,502	3,836,413
Series 2017-C05, Class 1M2, 2.31% (1 mo. USD LIBOR + 2.20%), 01/25/2030(b)(f)	3,982,809	4,039,060
Series 2018-C01, Class 1M2, 2.36% (1 mo. USD LIBOR + 2.25%), 07/25/2030(b)(f)	6,712,575	6,803,441
Series 2018-C06, Class 1M2, 2.11% (1 mo. USD LIBOR + 2.00%), 03/25/2031(b)(f)	3,586,756	3,627,998
Series 2019-R01, Class 2M2, 2.56% (1 mo. USD LIBOR + 2.45%), 07/25/2031(b)(d)(f)	1,447,701	1,454,874
Series 2021-R01, Class 1M1, 0.80% (30 Day Average SOFR + 0.75%), 10/25/2041(b)(d)(f)	1,055,643	1,055,945
Series 2021-R03, Class 1M1, 0.90% (30 Day Average SOFR + 0.85%), 12/25/2041(b)(d)(f)	3,534,779	3,535,835
Series 2022-R01, Class 1M1, 1.05% (30 Day Average SOFR + 1.00%), 12/25/2041(b)(d)(f)	1,918,850	1,921,484
Series 2022-R01, Class 1M2, 1.95% (30 Day Average SOFR + 1.90%), 12/25/2041(b)(d)(f)	1,000,000	1,003,066
Freddie Mac
Series 2017-DNA3, Class M2, STACR®, 2.61% (1 mo. USD LIBOR + 2.50%), 03/25/2030(b)(g)	5,171,634	5,254,609
Series 2018-HQA1, Class M2, STACR®, 2.41% (1 mo. USD LIBOR + 2.30%), 09/25/2030(b)(g)	4,157,601	4,220,706
Series 2018-HQA2, Class M2, STACR®, 2.41% (1 mo. USD LIBOR + 2.30%), 10/25/2048(b)(d)(g)	5,500,000	5,584,574
Series 2019-HQA3, Class M2, STACR®, 1.96% (1 mo. USD LIBOR + 1.85%), 09/25/2049(b)(d)(g)	3,546,131	3,564,456
Series 2020-DNA3, Class M2, STACR®, 3.11% (1 mo. USD LIBOR + 3.00%), 06/25/2050(b)(d)(g)	208,664	208,939
Series 2020-DNA5, Class M2, STACR®, 2.85% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(d)(g)	1,914,384	1,934,114
Series 2021-DNA2, Class M1, STACR®, 0.85% (30 Day Average SOFR + 0.80%), 08/25/2033(b)(d)(g)	1,518,120	1,517,963
Series 2021-DNA2, Class M2, STACR®, 2.35% (30 Day Average SOFR + 2.30%), 08/25/2033(b)(d)(g)	4,820,000	4,889,536
Series 2021-DNA3, Class M1, STACR®, 0.80% (30 Day Average SOFR + 0.75%), 10/25/2033(b)(d)(g)	2,567,456	2,568,250
Series 2021-DNA3, Class M2, STACR®, 2.15% (30 Day Average SOFR + 2.10%), 10/25/2033(b)(d)(g)	3,125,000	3,163,548
Series 2021-DNA5, Class M1, STACR®, 0.70% (30 Day Average SOFR + 0.65%), 01/25/2034(b)(d)(g)	411,493	411,427
Series 2021-DNA5, Class M2, STACR®, 1.70% (30 Day Average SOFR + 1.65%), 01/25/2034(b)(d)(g)	365,000	366,374
Series 2021-HQA1, Class M1, STACR®, 0.75% (30 Day Average SOFR + 0.70%), 08/25/2033(b)(d)(g)	2,037,203	2,036,393
Series 2021-HQA3, Class M1, STACR®, 0.90% (30 Day Average SOFR + 0.85%), 09/25/2041(b)(d)(g)	3,000,000	2,994,413
Total Agency Credit Risk Transfer Notes (Cost $66,506,470)		67,158,188
	Principal Amount	Value

Asset-Backed Securities-12.26%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	$124,254	$128,641
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class B, 1.46% (1 mo. USD LIBOR + 1.35%), 04/15/2036(b)(d)	4,000,000	3,987,348
BBCMS Mortgage Trust, Series 2019-BWAY, Class B, 1.42% (1 mo. USD LIBOR + 1.31%), 11/15/2034(b)(d)	3,250,000	3,233,041
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 2.32%, 10/25/2033(h)	163,602	168,800
Series 2003-8, Class 4A1, 2.49%, 01/25/2034(h)	158,811	164,350
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, 1.04% (1 mo. USD LIBOR + 0.93%), 10/15/2037(b)(d)	1,644,856	1,643,463
Series 2021-ACNT, Class B, 1.36% (1 mo. USD LIBOR + 1.25%), 11/15/2026(b)(d)	2,000,000	1,996,397
BX Trust, Series 2021-LGCY, Class B, 0.96% (1 mo. USD LIBOR + 0.86%), 10/15/2023(b)(d)	3,630,000	3,582,968
COMM Mortgage Trust, Series 2019-521F, Class C, 1.41% (1 mo. USD LIBOR + 1.30%), 06/15/2034(b)(d)	4,000,000	3,919,324
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 0.76% (1 mo. USD LIBOR + 0.65%), 09/25/2042(b)(d)	461,833	459,418
Series 2018-AGS, Class A2, 0.61% (1 mo. USD LIBOR + 0.50%), 02/25/2044(b)(d)	874,613	870,665
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 0.91% (1 mo. USD LIBOR + 0.80%), 10/25/2056(b)(d)	493,088	495,150
Great Wolf Trust, Series 2019-WOLF, Class B, 1.44% (1 mo. USD LIBOR + 1.33%), 12/15/2036(b)(d)	2,005,000	1,996,050
GS Mortgage Securities Trust, Series 2021-ROSS, Class A, 1.26% (1 mo. USD LIBOR + 1.15%), 05/15/2026(b)(d)	2,500,000	2,490,313
Home Equity Asset Trust, Series 2004-5, Class M2, 1.05% (1 mo. USD LIBOR + 0.95%), 11/25/2034(b)	1,106,896	1,108,698
Invitation Homes Trust
Series 2018-SFR1, Class B, 1.06% (1 mo. USD LIBOR + 0.95%), 03/17/2037(b)(d)	999,857	1,000,220
Series 2018-SFR3, Class B, 1.26% (1 mo. USD LIBOR + 1.15%), 07/17/2037(b)(d)	1,000,753	1,001,066
Series 2018-SFR4, Class C, 1.51% (1 mo. USD LIBOR + 1.40%), 01/17/2038(b)(d)	2,999,862	3,002,432
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 2.81% (1 mo. USD LIBOR + 1.31%), 06/15/2035(b)(d)	2,385,000	2,340,134
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 1.01% (1 mo. USD LIBOR + 0.90%), 12/25/2049(b)(d)	134,055	134,587
Series 2019-INV2, Class A1, 1.01% (1 mo. USD LIBOR + 0.90%), 02/25/2050(b)(d)	298,825	300,648
Series 2019-INV3, Class A11, 1.10% (1 mo. USD LIBOR + 1.00%), 05/25/2050(b)(d)	132,684	133,478
Series 2019-LTV3, Class A1, 0.95% (1 mo. USD LIBOR + 0.85%), 03/25/2050(b)(d)	135,930	136,004
Series 2020-8, Class A11, 0.95% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(d)	258,011	257,750
Series 2020-LTV1, Class A11, 1.10% (1 mo. USD LIBOR + 1.00%), 06/25/2050(b)(d)	44,913	45,017
Series 2021-1, Class A11, 0.70% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(d)	719,501	716,440

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2022
(Unaudited)
	Principal Amount	Value

Med Trust, Series 2021-MDLN, Class B, 1.56% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(d)	$3,000,000	$3,001,712
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 1.00% (30 Day Average SOFR + 0.95%), 08/25/2051(b)(d)	3,307,129	3,319,046
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 0.75% (1 mo. USD LIBOR + 0.64%), 10/25/2028(b)	113,869	112,574
Series 2005-A2, Class A5, 2.81%, 02/25/2035(h)	58,911	59,814
Motel Trust, Series 2021-MTL6, Class B, 1.31% (1 mo. USD LIBOR + 1.20%), 09/15/2038(b)(d)	480,000	479,693
OBX Trust
Series 2018-EXP1, Class 2A1, 0.96% (1 mo. USD LIBOR + 0.85%), 04/25/2048(b)(d)	478,093	481,185
Series 2018-EXP2, Class 2A2, 1.06% (1 mo. USD LIBOR + 0.95%), 07/25/2058(b)(d)	569,246	574,874
Series 2019-EXP1, Class 2A2, 1.26% (1 mo. USD LIBOR + 1.15%), 01/25/2059(b)(d)	284,269	286,636
Series 2019-EXP2, Class 2A2, 1.31% (1 mo. USD LIBOR + 1.20%), 06/25/2059(b)(d)	573,519	572,549
Series 2020-EXP1, Class 2A2, 1.06% (1 mo. USD LIBOR + 0.95%), 02/25/2060(b)(d)	462,832	463,622
Series 2020-EXP3, Class 2A2, 1.31% (1 mo. USD LIBOR + 1.20%), 01/25/2060(b)(d)	795,390	799,450
Series 2020-INV1, Class A11, 1.00% (1 mo. USD LIBOR + 0.90%), 12/25/2049(b)(d)	300,190	300,138
Pennsylvania Higher Education Assistance Agency, Series 2009-2, Class A2, 1.36% (3 mo. USD LIBOR + 1.10%), 01/25/2028(b)	535,841	536,652
RLGH Trust, Series 2021-TROT, Class B, 1.27% (1 mo. USD LIBOR + 1.16%), 04/15/2036(b)(d)	3,000,000	2,998,188
SMB Private Education Loan Trust
Series 2019-B, Class A2B, 1.10% (1 mo. USD LIBOR + 1.00%), 06/15/2037(b)(d)	3,008,648	3,041,341
Series 2020-A, Class A2B, 0.94% (1 mo. USD LIBOR + 0.83%), 09/15/2037(b)(d)	1,817,399	1,830,394
Series 2021-A, Class A2A2, 0.84% (1 mo. USD LIBOR + 0.73%), 01/15/2053(b)(d)	4,550,000	4,573,736
SMRT, Series 2022-MINI, Class B, 1.40% (1.35% + SOFR Term Rate), 01/15/2024(b)(d)	2,500,000	2,503,050
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 2.60%, 06/25/2034(h)	63,782	65,597
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6FL, 1.65% (1 mo. USD LIBOR + 1.55%), 01/15/2059(b)(d)	2,500,000	2,565,538
Total Asset-Backed Securities (Cost $63,855,753)		63,878,191
U.S. Government Sponsored Agency Mortgage-Backed Securities-4.63%
Collateralized Mortgage Obligations-4.13%
Fannie Mae REMICs
Series 2005-57, Class KJ, 0.41% (1 mo. USD LIBOR + 0.30%), 04/25/2035(b)	2,081,784	2,087,317
Series 2011-127, Class FJ, 0.46% (1 mo. USD LIBOR + 0.35%), 09/25/2041(b)	22,913	22,981
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series 2014-92, Class FB, 0.42% (1 mo. USD LIBOR + 0.32%), 01/25/2045(b)	$853,899	$839,972
Series 2016-25, Class FL, 0.61% (1 mo. USD LIBOR + 0.50%), 05/25/2046(b)	283,690	287,331
Series 2017-100, Class FM, 0.42% (1 mo. USD LIBOR + 0.32%), 12/25/2047(b)	307,466	306,584
Series 2017-68, Class AF, 0.40% (1 mo. USD LIBOR + 0.30%), 09/25/2047(b)	851,497	848,234
Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN2, Class M1, 1.85% (30 Day Average SOFR + 1.80%), 07/25/2041(b)(d)	3,693,108	3,572,085
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF35, Class A, 0.45% (1 mo. USD LIBOR + 0.35%), 08/25/2024(b)	565,479	566,005
Series KF35, Class A, 0.49% (1 mo. USD LIBOR + 0.39%), 10/25/2025(b)	1,312,660	1,317,189
Series KF81, Class AS, 0.45% (30 Day Average SOFR + 0.40%), 06/25/2027(b)	3,828,454	3,842,443
Series Q008, Class A, 0.49% (1 mo. USD LIBOR + 0.39%), 10/25/2045(b)	1,519,281	1,523,898
Freddie Mac REMICs
Series 4001, Class NF, 0.61% (1 mo. USD LIBOR + 0.50%), 01/15/2039(b)	111,083	111,092
Series 4091, Class JF, 0.61% (1 mo. USD LIBOR + 0.50%), 06/15/2041(b)	206,103	208,967
Series 4547, Class FA, 0.55% (1 mo. USD LIBOR + 0.45%), 09/15/2040(b)	733,525	736,670
Series 4683, Class FA, 0.45% (1 mo. USD LIBOR + 0.35%), 09/15/2038(b)	868,905	882,774
Series 4750, Class CF, 0.46% (1 mo. USD LIBOR + 0.35%), 01/15/2048(b)	3,527,208	3,562,418
Series 4770, Class FA, 0.42% (1 mo. USD LIBOR + 0.32%), 08/15/2043(b)	805,828	819,630
		21,535,590
Federal Home Loan Mortgage Corp. (FHLMC)-0.19%
ARM, 1.98% (1 yr. USD LIBOR + 1.62%), 06/01/2037(b)	285,657	300,325
ARM, 2.02% (1 yr. USD LIBOR + 1.74%), 11/01/2038(b)	353,702	372,281
ARM, 2.03% (1 yr. USD LIBOR + 1.73%), 03/01/2043(b)	305,442	318,351
		990,957
Federal National Mortgage Association (FNMA)-0.31%
ARM, 2.02% (1 yr. USD LIBOR + 1.64%), 02/01/2035(b)	51,881	51,885
ARM, 1.80% (6 mo. USD LIBOR + 1.57%), 07/01/2035(b)	55,236	57,467
ARM, 2.37% (1 yr. U.S. Treasury Yield Curve Rate + 2.31%), 07/01/2035(b)	742,256	782,481
ARM, 2.01% (1 yr. USD LIBOR + 1.76%), 10/01/2036(b)	195,691	204,213
ARM, 2.16% (1 yr. USD LIBOR + 1.78%), 03/01/2037(b)	206,488	206,934
ARM, 1.94% (1 yr. USD LIBOR + 1.58%), 11/01/2037(b)	282,344	296,876
		1,599,856
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $24,190,675)		24,126,403

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-0.74%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(i)(j) (Cost $3,877,872)	3,877,872	$3,877,872
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $519,248,702)		520,909,944
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.16%
Invesco Private Government Fund, 0.02%(i)(j)(k)	4,936,748	4,936,748
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.11%(i)(j)(k)	11,516,775	$11,519,078
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,456,356)		16,455,826
TOTAL INVESTMENTS IN SECURITIES-103.14% (Cost $535,705,058)		537,365,770
OTHER ASSETS LESS LIABILITIES-(3.14)%		(16,362,759)
NET ASSETS-100.00%		$521,003,011

Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
LIBOR	-London Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2022.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $162,400,061, which represented 31.17% of the Fund’s Net Assets.
(e)	Perpetual bond with no specified maturity date.
(f)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(g)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(h)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2022.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$178,982	$71,365,234	$(67,666,344)	$-	$-	$3,877,872	$262
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,309,054	30,036,264	(28,408,570)	-	-	4,936,748	235*
Invesco Private Prime Fund	7,721,126	70,032,618	(66,231,944)	(530)	(2,192)	11,519,078	2,923*
Total	$11,209,162	$171,434,116	$(162,306,858)	$(530)	$(2,192)	$20,333,698	$3,420

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022, for each Fund (except for Ultra Short Duration ETF). As of January 31, 2022, all of the securities in Ultra Short Duration ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$128,822,535	$-	$-	$128,822,535
Money Market Funds	5,162	5,315,779	-	5,320,941
Total Investments	$128,827,697	$5,315,779	$-	$134,143,476
Invesco Balanced Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$27,272,889	$-	$-	$27,272,889
Money Market Funds	2,884	2,397,008	-	2,399,892
Total Investments	$27,275,773	$2,397,008	$-	$29,672,781
Invesco Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$15,297,245	$-	$-	$15,297,245
Money Market Funds	372	2,117,500	-	2,117,872
Total Investments	$15,297,617	$2,117,500	$-	$17,415,117
Invesco Growth Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$22,341,134	$-	$-	$22,341,134
Money Market Funds	526	1,420,262	-	1,420,788
Total Investments	$22,341,660	$1,420,262	$-	$23,761,922

	Level 1	Level 2	Level 3	Total
Invesco High Yield Bond Factor ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$39,755,388	$-	$39,755,388
U.S. Treasury Securities	-	99,999	-	99,999
Money Market Funds	453,526	4,760,190	-	5,213,716
Total Investments in Securities	453,526	44,615,577	-	45,069,103
Other Investments - Assets*
Futures Contracts	35,627	-	-	35,627
Other Investments - Liabilities*
Futures Contracts	(74,429)	-	-	(74,429)
Swap Agreements	-	(3,971)	-	(3,971)
	(74,429)	(3,971)	-	(78,400)
Total Other Investments	(38,802)	(3,971)	-	(42,773)
Total Investments	$414,724	$44,611,606	$-	$45,026,330
Invesco Moderately Conservative Multi-Asset Allocation ETF
Investments in Securities
Affiliated Issuers	$24,317,554	$-	$-	$24,317,554
Money Market Funds	1,032	2,145,727	-	2,146,759
Total Investments	$24,318,586	$2,145,727	$-	$26,464,313
Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$237,292,902	$-	$-	$237,292,902
Money Market Funds	83,654,029	310,617	-	83,964,646
Total Investments in Securities	320,946,931	310,617	-	321,257,548
Other Investments - Assets*
Futures Contracts	1,818,172	-	-	1,818,172
Other Investments - Liabilities*
Futures Contracts	(4,649,618)	-	-	(4,649,618)
Total Other Investments	(2,831,446)	-	-	(2,831,446)
Total Investments	$318,115,485	$310,617	$-	$318,426,102
Invesco Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$502,611,920	$3,106,806	$505,718,726
U.S. Treasury Securities	-	281,100,090	-	281,100,090
Asset-Backed Securities	-	230,189,262	-	230,189,262
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	92,073,501	-	92,073,501
Preferred Stocks	378,813	5,135,589	-	5,514,402
U.S. Government Sponsored Agency Securities	-	3,022,797	-	3,022,797
Municipal Obligations	-	2,839,368	-	2,839,368
Agency Credit Risk Transfer Notes	-	889,298	-	889,298
Non-U.S. Dollar Denominated Bonds & Notes	-	397,725	-	397,725
Options Purchased	1,518,805	701,433	-	2,220,238
Money Market Funds	-	89,253,727	-	89,253,727
Total Investments in Securities	1,897,618	1,208,214,710	3,106,806	1,213,219,134
Other Investments - Assets*
Forward Foreign Currency Contracts	-	203,804	-	203,804
Futures Contracts	2,313,758	-	-	2,313,758
	2,313,758	203,804	-	2,517,562
Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(123,169)	-	(123,169)
Futures Contracts	(1,534,275)	-	-	(1,534,275)
Options Written	(543,660)	-	-	(543,660)
	(2,077,935)	(123,169)	-	(2,201,104)
Total Other Investments	235,823	80,635	-	316,458
Total Investments	$2,133,441	$1,208,295,345	$3,106,806	$1,213,535,592

	Level 1	Level 2	Level 3	Total
Invesco Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$262,130,789	$-	$262,130,789
U.S. Treasury Securities	-	99,738,501	-	99,738,501
Agency Credit Risk Transfer Notes	-	67,158,188	-	67,158,188
Asset-Backed Securities	-	63,878,191	-	63,878,191
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	24,126,403	-	24,126,403
Money Market Funds	3,877,872	16,455,826	-	20,333,698
Total Investments	$3,877,872	$533,487,898	$-	$537,365,770

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.